As filed with the Securities and Exchange Commission on November 1, 2000

                                             Registration No. 33-16611
--------------------------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                            -----------------------

                                   FORM S-6
                      Post-Effective Amendment No. 16 to
                         Registration Statement Under
                          THE SECURITIES ACT OF 1933
                            ----------------------

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT V
                             (Exact name of trust)

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                              JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)
                             --------------------

                             RONALD J. BOCAGE,ESQ.
                      JOHN HANCOCK LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
               (Name and complete address of agent for service)
                             --------------------

                                   Copy to:
                           THOMAS C. LAUERMAN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036
                             --------------------

It is proposed that this filing become effective(check appropriate box)

   [ ]immediately upon filing pursuant to paragraph (b) of Rule 485
   ---

   [X]on November 1, 2000 pursuant to paragraph (b) of Rule 485
   ---
   [ ]60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ---
   [ ]on (date) pursuant to paragraph (a)(1) of Rule 485
   ---

If appropriate check the following box

   [ ]this post-effective amendment designates a new effective date for a
   ---
previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                             CROSS-REFERENCE TABLE


Form N-8B-2 Item                 Caption in Prospectus
----------------                 ---------------------
1, 2                             Cover, The Account and The Series
                                 Fund or Funds, JHVLICO and John
                                 Hancock

3                                Inapplicable

4                                Cover, Distribution of Policies

5,6                              The Account and The Series Fund or
                                 Funds, State Regulation

7, 8, 9                          Inapplicable

10(a),(b),(c),(d),(e)            Policy Provisions and Benefits

10(f)                            Voting Privileges

10(g),(h)                        Changes in Applicable Law
                                 -- Funding and Otherwise

10(i)                            Appendix--Other Policy
                                 Provisions, The Account and
                                 The Series Funds

11, 12                           Summary, The Account and Series
                                 Fund or Funds, Distribution of
                                 Policies

13                               Charges and expenses,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values and
                                 Accumulated Premiums

14, 15                           Summary, Distribution of
                                 Policies, Premiums

16                               The Account and The Series Fund or
                                 Funds

17                               Summary, Policy Provisions and
                                 Benefits

18                               The Account and The Series Fund or
                                 Funds, Tax Considerations

19                               Reports

20                               Changes in Applicable Law
                                 -- Funding and Otherwise

21                               Policy Provisions and Benefits

22                               Policy Provisions and Benefits

23                               Distribution of Policies

24                               Not Applicable

25                               JHVLICO and John Hancock

26                               Not Applicable

27,28,29,30                      JHVLICO and John Hancock, Board
                                 of Directors and Executive
                                 Officers of JHVLICO

31,32,33,34                      Not Applicable

35                               JHVLICO and John Hancock

37                               Not Applicable

38,39,40,41(a)                   Distribution of Policies, JHVLICO
                                 and John Hancock, Charges and
                                 Expenses

42, 43                           Not Applicable

44                               The Account and The Series Fund or,
                                 Funds, Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values and
                                 Accumulated Premiums

45                               Not Applicable

46                               The Account and The Series Fund or
                                 Funds, Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Account Values,
                                 Surrender Values and
                                 Accumulated Premiums

47                               Not Applicable

48,49,50                         Not Applicable

51                               Policy Provisions and Benefits,
                                 Appendix--Other Policy
                                 Provisions

52                               The Account and The Series Fund or
                                 Funds,Changes in Applicable
                                 Law -- Funding and Otherwise

53,54,55                         Not Applicable

56,57,58,59                      Not Applicable


                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                       REPRESENTATION OF REASONABLENESS

John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      Cross-Reference Table.

      The prospectus containing the information specified in the instructions in Form S-6 under the Securities Act of 1933.

      The undertaking to file reports.

      The undertaking regarding indemnification.

      The signatures.

     The following exhibits:

1.A.  (1)  JHVLICO Board Resolution establishing the separate account included in Post-Effective Amendment No 10 to this Form S-6 Registration Statement, filed March 5, 1996.

      (2)  Not Applicable

      (3) (a) Form of Distribution Agreement by and among John Hancock Distributors, Inc., John Hancock Mutual Life Insurance Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

           (b) Specimen Variable Contracts Selling Agreement between John Hancock Distributors, Inc., and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

           (c) Schedule of sales commissions included in Exhibit I A. (3) (a) above.


      (4)  Not Applicable

      (5) (a) Form of scheduled premium variable life insurance policy, included in the initial filing of this Form S-6 Registration Statement, filed August 18, 1987.

           (b) Form of endorsement (FO189E) for scheduled annual premium variable life insurance policy to reflect availability of a fixed subaccount, included in Post-Effective Amendment No. 3 to this Form S-6 Registration Statement, filed in April, 1989.

           (c) Form of endorsement (FO289E) for scheduled annual premium variable life insurance policy to describe variable loan rate, included in Post-Effective Amendment No. 3 to this Form S-6 Registration Statement, filed in April, 1989.

      (6) (a) JHVLICO Certificate of Incorporation included in Post-Effective Amendment No. 10 to this Form S-6 Registration Statement, filed March 5, 1996.

           (b) JHVLICO By-laws included in Post-Effective Amendment No.10 to this Form S-6 Registration Statement, filed March 5, 1996.

      (7)  Not Applicable.

      (8)  Not Applicable.

      (9)  Not Applicable.

      (10) Form of application for Policy, included in the initial filing of this Form S-6 Registration Statement, filed August 18, 1987.

      (11) Not Applicable. The Registrant invests only in shares of open-end funds.

  2.  Included as exhibit 1.A (5) above

  3. Opinion and consent of counsel as to securities being registered, included in Post-Effective Amendment No. 3 to this Form S-6 Registration Statement, filed in April, 1989.

  4.  Not Applicable

  5.  Not Applicable

  6.  Opinion and consent of actuary.

  7.  Consent of independent auditors.

  8. Memorandum describing JHVLICO's issuance, transfer and redemption procedures for the policy pursuant to Rule 6e-2(b)(l2)(ii), and method of computing adjustments in payments and values of Policy upon conversion to a fixed benefit policy pursuant to Rule 6e2(b)(13)(v)(B), included in Post-Effective Amendment No. 3 to this Form S-6 Registration Statement filed in April, 1989.

  9. Powers of Attorney for Bruce M. Jones and Paul Strong, incorporated by reference from Post-Effective Amendment No. 2 to File No. 333-81127, filed on May 4, 2000. Power of Attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report of John Hancock Variable Life Insurance Company (File No. 33-62895) filed March 28, 1997. Powers of attorney for Tomlinson, D'Alessandro, Luddy, Lee, Reitano, Van Leer, and Paster included in Post-Effective Amendment No. 10 to this Form S-6 Registration Statement filed March 5, 1996.

  10. Opinion of counsel as to eligibility of this Post-Effective Amendment for filing pursuant to Rule 485(b).

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of November, 2000.

                                 JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY

(SEAL)

                                     By  /s/ MICHELE G. VAN LEER
                                         -----------------------
                                         Michele G. Van Leer
                                         Vice Chairman and President



Attest:    /s/ PETER SCAVONGELLI
           ---------------------
           Peter Scavongelli
           Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                     Title                              Date
----------                     -----                              ----


/s/ PATRICK J. GILL
--------------------
Patrick J. Gill            Controller (Principal Accounting     November 1, 2000
                           Officer and Acting Principal
                           Financial Officer)

/s/ MICHELE G. VAN LEER
-----------------------
Michele G. Van Leer        Vice Chairman of the Board
for herself and as         and President(Acting Principal
Attorney-in-Fact           Executive Officer)                   November 1, 2000

      For:  David F. D'Alessandro  Chairman of the Board
            Robert S. Paster       Director
            Thomas J. Lee          Director
            Barbara L. Luddy       Director
            Ronald J. Bocage       Director
            Robert R. Reitano      Director
            Bruce M. Jones         Director
            Paul Strong            Director

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of November, 2000.


                         On behalf of the Registrant

                 By John Hancock Variable Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By  /s/ MICHELE G. VAN LEER
                                     -----------------------
                                     Michele G. Van Leer
                                     Vice Chairman and President



Attest   /s/ PETER SCAVONGELLI
         ---------------------
         Peter Scavongelli
         Secretary

                        PROSPECTUS DATED NOVEMBER 1, 2000

                                     FLEX-V1

                a scheduled premium variable life insurance policy
                                    issued by

             JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

                          JHVLICO LIFE SERVICING OFFICE
                          -----------------------------
                                EXPRESS DELIVERY
                                 ----------------
                              529 Main Street (X-4)
                              Charlestown, MA 02129
                                    U.S. MAIL
                                    ---------
                                   P.O. Box 111
                                Boston, MA 02117

                   PHONE: 1-800-732-5543 / FAX: 1-617-886-3048

  The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:


VARIABLE INVESTMENT OPTION                               MANAGED BY
--------------------------                               ----------
------------------------------------------------------------------------------------------------------------
  Managed. . . . . . . . . . . . . . . . . . . . . . .   Independence Investment Associates, Inc. and
                                                          Capital Guardian Trust Company

  Growth & Income . . . . .                              Independence Investment Associates, Inc. and Putnam
                                                          Investment Management, Inc.
  Equity Index . . . . . . .                             State Street Global Advisors
  Large Cap Value . . . . .                              T. Rowe Price Associates, Inc.
  Large Cap Growth . . . . .                             Independence Investment Associates, Inc.
  Mid Cap Value . . . . . .                              Neuberger Berman, LLC
  Mid Cap Growth . . . . . .                             Janus Capital Corporation
  Real Estate Equity . . . .                             Independence Investment Associates, Inc. and Morgan
                                                          Stanley Dean Witter Investment Management Inc.
  Small/Mid Cap CORE /SM/ .                              Goldman Sachs Asset Management
  Small/Mid Cap Growth. . .                              Wellington Management Company, LLP
  Small Cap Equity . . . . .                             Capital Guardian Trust Company
  Small Cap Growth . . .  .                              John Hancock Advisers, Inc.
  Global Balanced . . . . .                              Capital Guardian Trust Company
  International Equity Index . . . . . . . . . . . . . Independence International Associates, Inc.
  International Opportunities . . . . . . . . . . . . .  T. Rowe Price International, Inc.
                                                         Morgan Stanley Dean Witter Investment Management
  Emerging Markets Equity .  . . . . . . . . . . . . .    Inc.
  Short-Term Bond . . . . .                              Independence Investment Associates, Inc.
  Bond Index . . . . . . . .                             Mellon Bond Associates, LLP
  Active Bond . . . . . . .  . . . . . . . . . . . . .   John Hancock Advisers, Inc.
  Global Bond . . . . . . .  . . . . . . . . . . . . .   Capital Guardian Trust Company
  High Yield Bond . . . . .                              Wellington Management Company, LLP
  Money Market . . . . . . .                             John Hancock Life Insurance Company
------------------------------------------------------------------------------------------------------------

     We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I (the "Trust"). The Trust is a mutual fund that offers a number of different investment options (which are called "funds"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Trust. Attached to this prospectus is a prospectus for the Trust that contains detailed information about each fund offered under the policy. Be sure to read the prospectus for the Trust before selecting any of the variable investment options shown on page 1.

                            GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

  This prospectus is arranged in the following way:

     . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

     . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 23.

     . Behind the illustrations is a section called "Additional Information"
       that gives more details about the policy. It generally does not
                                                                   ---
       repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 32.

     . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account V. These start on page 45.

     . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 118.

 After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the Trust prospectus begins.

                                    **********

 Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                BASIC INFORMATION

  This part of the prospectus provides answers to commonly asked questions about the policy.

Question                                                    Beginning on page
--------
 .What is the policy?. . . . . . . . . . . . . . .                   4
 .Who owns the policy?. . . . . . . . . . . . . .                    4
 .How can I invest money in the policy?. . . . . .                   4
 .Is there a minimum amount I must invest?. . . .                    6
 .How will the value of my investment in the policy change           9
over time?. . . . . . . . . . . . . . . . . . . .
 .What is the "Excess Value" of the policy and how is it            10
applied?. . . . . . . . . . . . . . . . . . . . .
 .What charges will JHVLICO deduct from my investment in            12
the policy?. . . . . . . . . . . . . . . . . . .
 .What charges will the Trust deduct from my investment in          14
the policy?. . . . . . . . . . . . . . . . . . .
 .What other charges could JHVLICO impose in the future?            15
 .How can I change my policy's investment allocations?              15
 .How can I access my investment in the policy?. .                  16
 .How much will JHVLICO pay when the insured person dies?           18
 .How can I change my policy's insurance coverage?                  18
 .Can I cancel my policy after it's issued?. . . .                  19
 .Can I choose the form in which JHVLICO pays out policy            19
proceeds?. . . . . . . . . . . . . . . . . . . .
 .To what extent can JHVLICO vary the terms and conditions
 of its policies in particular cases?. . . . . .                   20
 .How will my policy be treated for income tax purposes?            20
 .How do I communicate with JHVLICO?. . . . . . .                   21

Here are the page numbers where the questions and answers appear:

 WHAT IS THE POLICY?

  The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

  While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     . Borrow amounts you have in the investment options

     . Withdraw any amount we consider to be "Excess Value" in your policy

     . Change the beneficiary who will receive the death benefit

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Reduce the amount of insurance by surrendering part of the policy

     . Choose the form in which we will pay out the death benefit or other proceeds

 Most of these options are subject to limits that are explained later in this prospectus.

 WHO OWNS THE POLICY?

  That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

 HOW CAN I INVEST MONEY IN THE POLICY?

Premium Payments

  We call the investments you make in the policy "premiums" or "premium payments". Premiums are scheduled and payable during the lifetime of the insured person in accordance with our established rules and rates. Premiums are payable at our Life Servicing Office on or before the due date specified in the policy.

  After the payment of the Minimum First Premium (see "Minimum Premium Requirements" below) there are three scheduled due dates in the first policy year. Due dates are the last business day in the third, sixth and ninth policy months. In the second policy year, the scheduled due dates are the last business day in the sixth and twelfth policy months. In the third and all later policy years, the scheduled due date is the last business day of the policy year.

  You may pay more than the Required Premium during a policy year and may ask to be billed for an amount greater than any Required Premium. You may also pay amounts in addition to any billed amount. However, each premium payment must be at least $25. We reserve the right to limit premium payments above the amount of the cumulative Required Premiums due on the policy.

  The ability to pay more than the Required Premium provides you with considerable payment flexibility in meeting the premium requirements of the policy. Consider a policy with a $1,000 Required Premium and where you pay $1,250 in each of the first eight policy years. If none of the additional premium of $2,000 is applied under a Value Option (see "Value Options" on page
10), the policy will remain in force for at least ten years without any further premium payments. During each of these ten years, the premium received ($1,250 a year for eight years) at least equals the aggregate Required Premiums ($1,000 a year for 10 years) on the scheduled due dates. In other words, the payment of more than the Required Premium in a year can be relied upon to satisfy the Required Premium requirements in later years. If, however, you were to apply $500 of the additional premium to a Value Option, then only $1,500 would remain to meet Required Premiums. The policy would remain in force for at least 9 years but a payment of $500 may be necessary by the end of the tenth policy year to keep the policy in force.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page 39.

  Also, we may refuse to accept any amount of an additional premium if that amount of premium would increase our insurance risk exposure, and the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance. In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminating.

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Variable Life Insurance Company." Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 1 of this prospectus.

  We will also accept premiums:

     . by wire or by exchange from another insurance company,

     . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
               -------

     . if we agree to it, through a salary deduction plan with your employer.

 You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

 IS THERE A MINIMUM AMOUNT I MUST INVEST?

Minimum Premium Requirements

  An amount of Required Premium (see "Required Premiums" below) is determined at the start of each policy year. Generally, the full amount of Required Premium must be paid by the last scheduled due date of the policy year. In the first and second policy years, however, there are additional requirements.

  In the first policy year, a Minimum First Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. The Minimum First Premium is equal to the greater of $150 or one-fourth of the Required Premium. Also in the first policy year, one-half of the Required Premium must be received on or before the last business day in the third policy month and three-quarters of the Required Premium must be received on or before the last business day in the sixth policy month.

  In the second policy year, one-half of the Required Premium for the second policy year must be received on or before the last business day in the sixth policy month.

  Premium requirements are met by premium payments on a cumulative basis. For example, the premium requirement on all scheduled due dates of the first policy year would be met if the full Required Premium for the first policy year were paid at issue of the policy.

  Generally, we count all premiums received when we determine whether the premium requirement is met on a scheduled due date. This cumulative amount of premiums received is reduced for this purpose by amounts withdrawn from the premium component of Excess Value and amounts applied from the premium component to any Value Option other than the Accumulate Option. The premium requirement will also be deemed satisfied on the last business day of the second or any later policy year if any Excess Value is available on the scheduled due date. See "Value Options" on page 10.

  Failure to satisfy a premium requirement on a scheduled due date may cause the policy to terminate. See "Lapse" and "Options on Lapse".

Choice of Premium Schedule

  At the time of application, you can select either a Level Schedule or a Modified Schedule as the basis for the Basic Premium on the policy. The Modified Schedule alternative is not available if the insured person is over age 70 on the issue date of the policy. If the Level Schedule is chosen, the Basic Premium will never increase during the lifetime of the insured person. With the Level Schedule, the Basic Premium is completely insulated from any adverse investment performance. If the Modified Schedule is chosen, the Basic Premium is initially lower than under the Level Schedule. However, a premium recalculation (described below) must occur no later than the policy anniversary nearest the insured person's 72nd birthday. At the time of the premium recalculation, we determine a new Basic Premium which is payable through the remaining lifetime of the insured person.

  A comparison of the Basic Premiums at issue under the Level and Modified Schedules for a Sum Insured at issue of $100,000 for a male is shown below:

 Issue
  Age       Level       Modified
 -----      -----       --------
  25      $1,113.00     $  708.00
  40      $1,954.00     $1,305.00
  55      $3,869.00     $2,585.00

Required Premiums

  The Required Premium determined at the start of each policy year equals an amount for the Basic Death Benefit ("Basic Premium") or $300 if the annual Basic Premium is less than $300, plus any additional premium for extra mortality risk or additional insurance benefits that have been purchased. The Basic Premium is a level amount that does not change if the Level Schedule is selected. If the Modified Schedule is selected, the Basic Premium does not change until the premium recalculation occurs. See "Premium recalculation" on page 9.

  If the account value on the business day immediately preceding the policy anniversary, when multiplied by the Death Benefit Factor on that policy anniversary, is equal to or greater than the Guaranteed Death Benefit, then no Required Premium is applicable to the following policy year. This means that even if no premium is paid during the policy year, the premium requirement will be met on the scheduled due date at the end of the policy year. If applicable, we will mail a written notice to you within 10 days after any policy anniversary stating that no premium payment is required in that policy year.

Lapse

  Any amount of premium required to keep the policy in force is in default if not paid on or before its scheduled due date, but the policy provides a 61-day grace period for the payment of each such amount. (This grace period does not apply to the receipt of the Minimum First Premium.) The policy continues in full force during the grace period. If the insured person dies during the grace period, we will deduct the amount in default from the death benefit. During the grace period, you cannot make transfers among investment options or make a partial withdrawal or policy loan.

  If your policy enters a grace period, we will notify you of how much you will need to pay to keep the policy in force. If you don't pay at least the required amount by the end of the grace period, your policy will terminate (i.e., lapse).

Options on Lapse

  If a policy lapses, we apply the surrender value on the date of lapse to one of three options for continued insurance that does not require further payment of premium: Variable Paid-Up Insurance, Fixed Paid-Up Insurance or Fixed Extended Term Insurance on the life of the insured person, commencing on the date of lapse.

  Both the Variable and Fixed Paid-Up Insurance options provide an amount of paid-up whole life insurance, determined in accordance with the policy, which the surrender value will purchase. The amount of Variable Paid-Up Insurance may then increase or decrease, subject to any guarantee, in response to the investment experience of the variable investment options. The Fixed Paid-Up Insurance option provides a fixed and level amount of insurance. The Fixed Extended Term Insurance option provides a fixed amount of insurance determined in accordance with the policy, with the insurance coverage continuing for as long a period as the available policy surrender value will purchase.

  The Variable Paid-Up Insurance option is not available unless its initial amount is at least $5,000. If you have elected no option before the end of the grace period, the Fixed Extended Term Insurance option automatically applies unless the amount of Fixed Paid-Up Insurance would equal or exceed the amount of Fixed Extended Term Insurance or unless the insured person is a substandard risk. In either of the latter cases, Fixed Paid-Up Insurance is provided.

  You may surrender a policy that is being continued under any of these options for the option's surrender value while the insured person is living. Loans may be available under the Variable and Fixed Paid-Up Insurance options.

Reinstatement

  You can still reactivate (i.e., "reinstate") a lapsed policy within 3 years from the beginning of the grace period, unless the surrender value has been paid out or otherwise exhausted or the period of any Fixed Extended Term Insurance has expired. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy.

Premium recalculation

  You may elect the premium recalculation applicable to any policy on a Modified Schedule at any time after the first policy anniversary up to the policy anniversary nearest the insured person's 72nd birthday. If elected, the premium recalculation will be effected on the policy anniversary next following receipt at our Life Servicing Office of satisfactory written notice. If not elected sooner, we will effect the premium recalculation on the policy anniversary nearest the insured person's 72nd birthday.

  The new Basic Premium resulting from a premium recalculation may be less than, equal to or greater than the original Basic Premium but it will never exceed the maximum Basic Premium shown in the policy. The new Basic Premium depends on the insured person's sex and age, the Guaranteed Death Benefit under the policy and the account value on the business day immediately preceding the date of the premium recalculation.

  A charge will be made if the new Basic Premium is below the Basic Premium on the Level Schedule for the insured person's age at issue of the policy. The charge (currently 11/2%) will not exceed 3% of the amount of account value applied by us to reduce the new Basic Premium to an amount below the Basic Premium which would have been payable on the Level Schedule for the insured person's age at issue. See "Guaranteed death benefit charge" on page 13.

 HOW WILL THE VALUE OF MY INVESTMENT IN THE POLICY CHANGE OVER TIME?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected.

  Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of the Trust and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be

                                                                         ---
subject to the mortality and expense risk charge or the guaranteed death benefit charge described on page 13. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     . the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     . minus all charges we deduct, and

     . minus all partial withdrawals of Excess Value you have made.

 If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 17.

 WHAT IS THE "EXCESS VALUE" OF THE POLICY AND HOW IS IT APPLIED?

Excess Value and its components

  As of the last business day in each policy year, we compare the account value of the policy against the "Benchmark Value" (described below) to determine if any "Excess Value" exists under the policy. Excess Value is any amount of account value greater than the Benchmark Value.

  The policy statements that we send you (see "Reports that you will receive" on page 41) will specify the amount of any Excess Value at the end of the reporting period. If you wish this information at any other time, you may contact your JHVLICO representative or telephone us at 1-800-732-5543.

  Benchmark Value can be thought of as what the guaranteed cash value would be under an otherwise comparable non-variable whole life policy. It is the amount we deem necessary to support your policy's benefits at any time based on accepted actuarial methods and assumptions.

  The Benchmark Value depends upon the policy's Guaranteed Death Benefit, the Required Premium, any outstanding loan, the sex and attained age of the insured person, and any contingent deferred sales charge. The formula describing precisely how Benchmark Value is calculated on each policy anniversary is set forth in the policy. In general, the Benchmark Value increases as more guarantees are provided in the policy, either in the form of higher Guaranteed Death Benefits or lower premiums. If there is a loan outstanding, the Benchmark Value will not be less than 110% of the outstanding loan amount. The Benchmark Value generally increases over the life of the policy, as the attained age of the insured person increases.

  Excess Value may arise from two sources. The "premium component" is that portion of Excess Value up to the amount by which the cumulative premiums paid (excluding amounts from this component previously withdrawn) exceed the cumulative amount of Required Premiums due to date. The "experience component" is that portion of Excess Value above the premium component and arises out of favorable investment experience or lower than maximum insurance and expense charges.

Value Options

  If Excess Value is available on a policy anniversary, any premium component and experience component will be applied under Value Options you elect. Either component may be applied to any available Value Option except that the premium component must be applied to the Accumulate Option until the second policy anniversary. The amounts to be applied will be determined in accordance with your election and in accordance with our then current rules. A change in an election will be effective as of the policy anniversary next following its date of receipt in writing at our Life Servicing Office or, if subject to underwriting rules, its date of approval. Any change in election does not affect amounts previously applied under any Value Option.

  The policy includes three Value Options:

  The Accumulate Option leaves any Excess Value in the account value and does not affect the guarantees under the policy. The Accumulate Option is available on both premium schedules and no limit is placed on the amount that may be applied from either the premium component or the experience component.

  The Extra Death Benefit Option increases the amount of Guaranteed Death Benefit. The Extra Death Benefit Option is available on both premium schedules. No limit is placed on the amount that may be applied from the experience component. The amount that may be applied from the premium component is limited to an amount that depends upon the Sum Insured at issue and the insured person's age at issue of the policy. Amounts applied from the premium component reduce the cumulative amount of premiums received under the policy for purposes of determining whether the policy will continue to remain in force. A guaranteed death benefit charge (see "What charges will JHVLICO deduct from my investment in the policy?" on page 12) is made against the account value to cover the risk assumed by us in providing the increased Guaranteed Death Benefit. The Extra Death Benefit Value Option may not be available if the insured person is an extra mortality risk.

  The increase in Guaranteed Death Benefit equals the amount applied less the guaranteed death benefit charge times the Death Benefit Factor shown in the policy. An increase in the Guaranteed Death Benefit may increase the amount at risk under the policy which would increase the amount of the insurance charge. See "What charges will JHVLICO deduct from my investment in the policy?". You may decrease the amount of any Extra Death Benefit on the policy. Depending upon the amount of account value under a policy, a decrease may result in an amount of Excess Value which you may take as a partial withdrawal. See "Partial withdrawals of Excess Value" on page 16. Any decrease is effective at the end of the business day in which we receive written notice of the request.

  The Basic Premium Reduction Option permanently decreases the amount of the Basic Premium that would otherwise have to be paid in a policy year to avoid a lapse at the end of the year. The Basic Premium Reduction Option is available only on the Level Schedule. No limit is currently placed on the amount that may be applied from either component except that the Basic Premium may not be reduced below zero. Amounts applied from the premium component reduce the cumulative amounts of premiums received under the policy for purposes of determining whether the policy will continue to remain in force. A guaranteed death benefit charge is made against the account value to cover the risk assumed by us that the Guaranteed Death Benefit will remain in effect notwithstanding the lower future premiums. The reduction in Basic Premium equals the amount applied, less the guaranteed death benefit charge, divided by the Premium Credit Factor shown in the policy. The Premium Credit Factor depends upon the sex and the then attained age of the insured person. The Premium Credit Factor decreases from year to year as the attained age of the insured person increases. For example, the Premium Credit Factor for a female age 60 is 13.6798, and for a female age 61 is 13.3382.

 WHAT CHARGES WILL JHVLICO DEDUCT FROM MY INVESTMENT IN THE POLICY?

Deductions from premium payments

 . Premium processing charge - A charge, not to exceed $2, to cover premium
 ---------------------------
  collection and processing costs. The charge is currently $2 but may be different for payments made under special billing arrangements acceptable to us.

 . Premium tax charge - A charge to cover state premium taxes we currently
 --------------------
  expect to pay, on average. This charge is currently 2.5% of each premium.

 . Premium sales charge - A charge to help defray our sales costs. The
 ----------------------
  charge is 4.5% of the premiums you pay each policy year (after deduction of the premium processing charge). We currently waive this charge for policies with a Sum Insured of $250,000 or higher, but continuation of that waiver is not guaranteed.

Deductions from account value

 . Issue charge - A charge to help defray our administrative costs. This
 --------------
  charge has two parts: (1) a flat dollar charge of $240, and (2) a charge of 48c per $1,000 of Sum Insured at issue. The charge is deducted in 48 equal monthly installments. If the policy lapses or is surrendered before the full amount of the charge has been deducted, the remainder will be deducted from the surrender value.

 . Maintenance charge - A monthly charge to help defray our administrative
 --------------------
  costs. This charge is also in two parts: (1) a flat dollar charge of up to $4, and (2) a charge of 2c per $1,000 of the current Sum Insured. This charge currently cannot exceed $6.75 per month, but this limit is not guaranteed and may be withdrawn or modified at any time.

 . Insurance charge - A monthly charge for the cost of insurance. To
 ------------------
  determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                -------
  rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The table of rates we use will depend on the insurance risk characteristics and gender of the insured person, the current Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) We will charge lower current insurance rates under a policy with a current Sum Insured of $250,000 or more if the insured person is over age 32 and in the standard underwriting class or is over age 34 and in the preferred underwriting class.

 . Guaranteed death benefit charge - A monthly charge for our guarantee that
 ---------------------------------
  the death benefit will never be less than the Sum Insured. This charge is currently 1c per $1,000 of the Sum Insured at the time the charge is deducted. We guarantee that this charge will never exceed 3c per $1,000 of the Sum Insured at the time the charge is deducted. When an Extra Death Benefit Value Option is exercised, we guarantee a higher Guaranteed Death Benefit. When a Basic Premium Reduction Value Option is exercised, we provide the same Guaranteed Death Benefit with less premiums. In either event, we make a one-time deduction from the amount applied as compensation for making the additional guarantee. The current charge is 11/2% of the amount applied. We may increase this charge, but it will never exceed 3% of the amount applied.

 . Extra mortality risk charge - An insured person who does not qualify for
 -----------------------------
  either the preferred or standard underwriting class must pay an additional Required Premium because of the extra mortality risk. We collect this additional premium in two ways: up to 7% of the additional premium is deducted from premiums when paid and the remainder of the additional premium is deducted monthly from your policy's account value in equal installments. An insured who is charged an additional Required Premium because of the extra mortality risk may not be eligible to exercise the Extra Death Benefit Value Option.

 . M &E charge - A daily charge for mortality and expense risks we assume.

 -------------
  This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .60% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.

 . Optional insurance benefits charges - An additional Required Premium must
 -------------------------------------
  be paid if you elect to purchase any additional insurance benefit that is added to the policy by means of a rider. We collect this additional premium in two ways: up to 7% of the additional premium is deducted from premiums when paid and the remainder of the additional premium is deducted monthly from your policy's account value in equal installments.

 . Premium recalculation charge - When a premium recalculation is effected
 ------------------------------
  on policy on a Modified Schedule, and the new Basic Premium is less than the Basic Premium on the Level Schedule for the insured person's age at issue of the policy, a one-time deduction is made from the amount applied as compensation for the additional guarantee. The current charge is 11/2% of the amount applied to reduce the new Basic Premium to an amount below the Basic Premium on the Level Schedule for the insured person's age at issue. We may increase this charge, but it will never exceed 3% of the amount applied.

 . Contingent deferred sales charge ("CDSC") - A charge we deduct if the
 -------------------------------------------
  policy lapses or is surrendered within the first fourteen policy years. A pro-rata portion of the charge is deducted in the event of a decrease in the Sum Insured. We deduct this charge to compensate us for sales expenses that we would otherwise not recover in the event of early lapse or surrender. The CDSC is a percentage of the lesser of (a) the total amount of premiums you have actually paid before the date of surrender or lapse and (b) the sum of the Modified Premiums or portions thereof due (whether or not actually paid) on or before the date of surrender or lapse.


                                                   Maximum Contingent Deferred
                                                   Sales Charge as a Percentage
                                                     of Modified Premiums Due
                                                     Through Effective Date of
      For Surrenders or Lapses Effective During:        Surrender or Lapse*
      -----------------------------------------    -----------------------------
      Policy years 1-8  . . . . . . . . . . . .                  15.00%
      Policy year 9 . . . . . . . . . . . . . .                  14.38%
      Policy year 10  . . . . . . . . . . . . .                  13.89%
      Policy year 11  . . . . . . . . . . . . .                  10.80%
      Policy year 12  . . . . . . . . . . . . .                   7.35%
      Policy year 13  . . . . . . . . . . . . .                   4.50%
      Policy year 14  . . . . . . . . . . . . .                   2.08%
      Policy year 15 and later. . . . . . . . .                      0%

     *A slightly lower percentage than that shown applies for the last business day of policy years 8 through 14.

  The amount of the CDSC is calculated on the basis of the premium under the Modified Schedule for the attained age of the insured person at the time the policy is issued, regardless of whether the policy uses the Level Schedule or the Modified Schedule. At issue ages higher than 57, the maximum CDSC percentage is reached at an earlier policy year and may be reduced to zero over a shorter number of years.

 . Partial withdrawal charge - A charge for each partial withdrawal of
 ---------------------------
  Excess Value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $25 or 2% of the amount withdrawn.

 WHAT CHARGES WILL THE TRUST DEDUCT FROM MY INVESTMENT IN THE POLICY?

  The Trust must pay investment management fees and other operating expenses. These fees and expenses are different for each fund of the Trust and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. The figures in the following chart are expressed as percentages of each fund's average daily net assets for 1999 (rounded to two decimal places).

                        Investment  Other Operating  Total Fund   Other Operating
                        Management  Expenses* With   Operating    Expenses Absent
Fund Name                  Fee*      Reimbursement    Expenses     Reimbursement
---------               ----------  ---------------  ----------   ---------------
Managed. . . . . . .      0.67%          0.03%         0.70%           0.03%
Growth & Income . . .     0.67%          0.03%         0.70%           0.03%
Equity Index . . . . .    0.14%          0.00%         0.14%           0.08%
Large Cap Value . . .     0.74%          0.10%         0.84%           0.11%
Large Cap Growth . . .    0.36%          0.03%         0.39%           0.03%
Mid Cap Value . . . .     0.80%          0.10%         0.90%           0.12%
Mid Cap Growth . . . .    0.82%          0.10%         0.92%           0.11%
Real Estate Equity . .    1.01%          0.10%         1.11%           0.10%
Small/Mid Cap CORE/
 SM/ . . . . . . . . .    0.80%          0.10%         0.90%           0.66%
Small/Mid Cap Growth .    0.75%          0.10%         0.85%           0.10%
Small Cap Equity * . .    0.90%          0.10%         1.00%           0.16%
Small Cap Growth . . .    0.75%          0.10%         0.85%           0.14%
Global Balanced * . .     1.05%          0.10%         1.15%           0.46%
International Equity
 Index . . . . . . . .    0.16%          0.10%         0.26%           0.22%
International
 Opportunities . . . .    0.87%          0.10%         0.97%           0.29%
Emerging Markets
 Equity . . . . . . .     1.27%          0.10%         1.37%           2.17%
Short-Term Bond . . .     0.30%          0.10%         0.40%           0.13%
Bond Index . . . . . .    0.15%          0.10%         0.25%           0.20%
Active Bond * . . . .     0.61%          0.03%         0.64%           0.03%
Global Bond . . . . .     0.85%          0.10%         0.95%           0.15%
High Yield Bond . . .     0.65%          0.10%         0.75%           0.39%
Money Market . . . . .    0.25%          0.06%         0.31%           0.06%

  * John Hancock Variable Series Trust I funds' percentages for "other fund expenses" are based on the allocation methodology and expense reimbursement policy adopted April 23, 1999, and are calculated as if that allocation methodology and expense reimbursement policy had been in effect for all of 1999. Under the expense reimbursement policy, John Hancock Life Insurance Company voluntarily reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). Shareholders of the Managed, Growth & Income, Real Estate Equity, Small Cap Equity, Global Balanced, Active Bond, and Global Bond funds have approved new management fee schedules, which apply to these funds effective November 1, 2000. The investment management fee percentages for each of these funds are calculated as if those new fee schedules had been in effect for all of 1999. The investment management fee percentages for all other funds reflect the investment management fees that were actually payable for 1999.

   ** Small Cap Equity was formerly "Small Cap Value", Global Balanced was formerly "International Balanced" and Active Bond was formerly "Sovereign Bond".

  "CORE /SM"/ IS A SERVICE MARK OF GOLDMAN, SACHS & CO.


 WHAT OTHER CHARGES COULD JHVLICO IMPOSE IN THE FUTURE?

  Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

  We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

  Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

 HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

Future premium payments

  At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

  You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount.

  Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, transfers out of the fixed investment option are currently subject to the following restrictions:

 .You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 .We must receive the request for such a transfer during the period beginning
  60 days prior to the policy anniversary and ending 30 days after it.

 .The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

  We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option. We also reserve the right to impose a charge of up to $5 for each transfer among investment options of more than 12 in any policy year.

Limitation on number of investment options

  Whether through the allocation of premium or through the transfer of existing account value, you can never be invested in more than ten investment options at any one time.

 HOW CAN I ACCESS MY INVESTMENT IN THE POLICY?

Full surrender

  You may surrender your policy in full at any time. If you do, we will pay you the account value, less any unpaid charges and policy loans and less any CDSC that then applies. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals of Excess Value

  Under our current administrative rules, you may make a partial withdrawal of your policy's Excess Value, if any, at any time after the first policy year (see "Excess Value and its components" on page 10). Each partial withdrawal must be at least $500. There is a charge for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. Unless the Current Death Benefit exceeds the Guaranteed Death Benefit, a partial withdrawal will not affect the death benefit payable.

  Amounts withdrawn from the premium component of Excess Value reduce the cumulative amount of premiums received for purposes of determining whether the premium requirements of the policy have been met. On a Modified Schedule, because the account value is reduced by a partial withdrawal, the premium that results from the premium recalculation will be higher because of the partial withdrawal.

Policy loans

  You may borrow from your policy at any time after it has been in effect for 1 year by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. The minimum amount of each loan is $300, unless the loan is used to pay premiums. The maximum amount you can borrow is equal to 100% of that portion of your surrender value that is attributable to the fixed investment option plus one of the following:

     . In policy years 2 and 3 - - 75% of that portion of your surrender value that is attributable to the variable investment options

     . In all later policy years - - 90% of that portion of your surrender value that is attributable to the variable investment options

  Interest charged on any loan will accrue daily at an annual rate determined by John Hancock at the start of each policy year. This interest rate will not exceed the greater of (1) the "Published Monthly Average" (defined below) for the calendar month ending 2 months before the calendar month of the policy anniversary or (2) 5%. In jurisdictions where a fixed loan rate is applicable, we will charge interest at an effective annual rate of 6%. The "Published Monthly Average" means Moody's Corporate Bond Yield Average--Monthly Average Corporates, as published by Moody's Investors Service, Inc., or if the average is no longer published, a substantially similar average established by the insurance regulator where the policy is issued. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount.

  The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and
 .5% less than the loan interest rate thereafter. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

  You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

  If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

 HOW MUCH WILL JHVLICO PAY WHEN THE INSURED PERSON DIES?

  The death benefit payable upon the death of the insured person is the greater of the Guaranteed Death Benefit, including any Extra Death Benefit, or the Current Death Benefit.

  Guaranteed Death Benefit. The Guaranteed Death Benefit at any time is the sum of the Basic Death Benefit and any Extra Death Benefit. The Basic Death Benefit at issue of the policy is the same as the Sum Insured at issue shown in the policy. Thereafter the Basic Death Benefit may be reduced by a partial surrender on your request. We guarantee that, regardless of the investment experience of the investment options, the death benefit will never be less than the Guaranteed Death Benefit.

  Extra Death Benefit. An Extra Death Benefit may be available from time to time on policy anniversaries. If you exercise an Extra Death Benefit Value Option on a policy anniversary, the amount of Extra Death Benefit produced under the Option becomes a Guaranteed Death Benefit. The amount of any Extra Death Benefit depends upon the account value, Benchmark Value and the sex and age of the insured person on the policy anniversary as of which the Option is exercised. See "Value Options" on page 10. The insured person's age on a policy anniversary is the age of the insured person on his or her birthday nearest that date.

  Current Death Benefit. The Current Death Benefit on any date is the account value on that date times the Death Benefit Factor shown in the policy. The Death Benefit Factor depends upon the sex and the then attained age of the insured person. The Death Benefit Factor decreases from year to year as the attained age of the insured person increases. For example, the Death Benefit Factor for a male age 75 is 1.3546, and for a male age 76 is 1.3325. A complete list of Death Benefit Factors is set forth in the policy. The Current Death Benefit is variable - - that is it increases as the account value increases and decreases as the account value decreases.

 HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

Change of Sum Insured

  You may request a decrease in your Sum Insured at any time, subject to our administrative rules in effect at the time. If approved, any such decrease will be effective on the monthly processing date next following our receipt of the request. A pro-rata portion of any contingent deferred sales charge will be deducted from your account value as a result of any such decrease.

  You may request an increase in your Sum Insured at any time, subject to our administrative rules in effect at the time. We will require evidence that the insured person still meets our requirements for issuing coverage. This is because such a change increases our insurance risk exposure.

Partial surrenders

  You may partially surrender your policy upon submission of a written request satisfactory to us in accordance with our rules. Currently, the policy after partial surrender must have a Sum Insured at least as large as the minimum amount for which we would issue a policy on the life of the insured person. The Guaranteed Death Benefit for the policy will be adjusted to prospectively reflect the new Sum Insured. A pro-rata portion of the account value will be paid to you and a pro-rata portion of any contingent deferred sales charge will be deducted. Possible alternatives to the partial surrender of the policy would be withdrawal of some or all of your Excess Value or taking a policy loan.

Tax consequences

  Please read "Tax considerations" starting on page 39 to learn about possible tax consequences of changing your insurance coverage under the policy.

 CAN I CANCEL MY POLICY AFTER IT'S ISSUED?

  You have the right to cancel your policy within the latest of the following periods:

     . 10 days after you receive it (this period may be longer in some states);

     . 10 days after mailing by JHVLICO of the Notice of Withdrawal Right;
       or

     . 45 days after the date Part A of the application has been completed.

  This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to us at one of the addresses shown on page 1, or to the JHVLICO representative who delivered the policy to you.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Trust prior to that date. The date of cancellation will be the date of such mailing or delivery.

 CAN I CHOOSE THE FORM IN WHICH JHVLICO PAYS OUT POLICY PROCEEDS?

Choosing a payment option

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     . Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     . Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     . Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

  You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

  There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

 TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF ITS POLICIES IN PARTICULAR CASES?

  Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

  Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

  We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 37. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

 HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

  Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

  However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

  For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 39.

 HOW DO I COMMUNICATE WITH JHVLICO?

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 1.

  Certain requests must be made in writing and be signed and dated by you, except as discussed below under "Telephone Transactions.". They include the following:

     . loans, surrenders (including partial surrenders) or partial withdrawals

     . transfers of account value among investment options

     . change of allocation among investment options for new premium payments

     . change of death benefit option

     . change of beneficiary

     . election of payment option for policy proceeds

     . tax withholding elections

     . election of telephone transaction privilege

 You should mail or express these requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 1. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

       ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After the deduction of average fees and expenses at the Trust level (as described below) the corresponding net annual rates of return would be -0.74%, 5.22% and 11.17%. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Required Premiums that are paid at the beginning of each policy year for an insured person who is either a 25 year old male standard non-smoker underwriting risk or a 40 year old male preferred underwriting risk when the policy is issued.

  Tables are provided for each of the three death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated, including the reduction in the monthly insurance charge after the ninth policy year and the waiver after the tenth policy year of the sales charge deducted from premiums. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making.

  With respect to fees and expenses deducted from Trust assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .66%, and (2) an assumed average asset charge for all other Trust operating expenses equivalent to an effective annual rate of .08%. These rates are the arithmetic average for all funds of the Trust. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust operating expenses reflects reimbursements to certain funds as described in the footnote to the table on page 14. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Required Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Sum Insured and annual Required Premium amount requested.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING CURRENT CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------   -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ----------------------------- -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------   -----------
   1          1,169      100,000   100,000     100,000      369       420         471
   2          2,396      100,000   100,000     100,000    1,022     1,167       1,318
   3          3,684      100,000   100,000     100,000    1,669     1,953       2,262
   4          5,037      100,000   100,000     100,000    2,310     2,780       3,312
   5          6,458      100,000   100,000     100,000    2,941     3,648       4,480
   6          7,949      100,000   100,000     100,000    3,561     4,561       5,783
   7          9,515      100,000   100,000     100,000    4,168     5,517       7,231
   8         11,160      100,000   100,000     100,000    4,798     6,555       8,877
   9         12,886      100,000   100,000     100,000    5,412     7,638      10,698
  10         14,699      100,000   100,000     100,000    6,082     8,839      12,785
  11         16,603      100,000   100,000     100,000    6,853    10,206      15,205
  12         18,602      100,000   100,000     100,000    7,678    11,695      17,934
  13         20,700      100,000   100,000     100,000    8,482    13,234      20,923
  14         22,904      100,000   100,000     100,000    9,264    14,822      24,199
  15         25,218      100,000   100,000     100,000   10,022    16,460      27,792
  16         27,647      100,000   100,000     102,971   10,563    17,959      31,539
  17         30,198      100,000   100,000     112,709   11,076    19,510      35,642
  18         32,877      100,000   100,000     122,947   11,559    21,115      40,132
  19         35,689      100,000   100,000     133,729   12,011    22,775      45,043
  20         38,643      100,000   100,000     145,087   12,431    24,493      50,414
  25         55,776      100,000   100,000     212,008   13,997    34,036      85,736
  30         77,644      100,000   100,000     300,427   14,389    45,400     140,308
  35        105,553      100,000   109,715     418,298   12,881    58,546     223,212
  40        141,173      100,000   121,358     576,320    8,366    73,178     347,516
  45        186,634      100,000   132,189     787,933        0    88,837     529,525
  50        244,655      100,000   142,423   1,072,013        0   105,140     791,387
  55        318,706      100,000   152,255   1,454,038        0   121,222   1,157,674

---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.

(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------   -----------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------   -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross
-------  --------------  --------  --------  ---------  --------  -------- -----------
   1            743      100,000   100,000    100,000         0        25        54
   2          1,524      100,000   100,000    100,000       282       359       440
   3          2,344      100,000   100,000    100,000       565       712       873
   4          3,204      100,000   100,000    100,000       847     1,085     1,357
   5          4,108      100,000   100,000    100,000     1,122     1,479     1,900
   6          5,057      100,000   100,000    100,000     1,391     1,893     2,510
   7          6,053      100,000   100,000    100,000     1,651     2,328     3,191
   8          7,099      100,000   100,000    100,000     1,938     2,819     3,987
   9          8,197      100,000   100,000    100,000     2,212     3,328     4,868
  10          9,350      100,000   100,000    100,000     2,545     3,928     5,913
  11         10,561      100,000   100,000    100,000     2,984     4,666     7,178
  12         11,833      100,000   100,000    100,000     3,479     5,493     8,627
  13         13,168      100,000   100,000    100,000     3,958     6,337    10,198
  14         14,570      100,000   100,000    100,000     4,416     7,196    11,900
  15         16,042      100,000   100,000    100,000     4,852     8,068    13,747
  16         17,587      100,000   100,000    100,000     5,074     8,762    15,562
  17         19,210      100,000   100,000    100,000     5,269     9,466    17,550
  18         20,914      100,000   100,000    100,000     5,437    10,178    19,730
  19         22,703      100,000   100,000    100,000     5,574    10,899    22,123
  20         24,581      100,000   100,000    100,000     5,681    11,626    24,752
  25         35,480      100,000   100,000    104,919     5,675    15,315    42,429
  30         49,391      100,000   100,000    150,150     4,436    18,818    70,124
  35         67,144      100,000   100,000    210,283     1,095    21,359   112,211
  40         89,803      100,000   100,000    290,767         0    21,701   175,330
  45        118,721      100,000   100,000    398,441         0    16,711   267,769
  50        181,121      100,000   100,000    539,558    12,773    25,757    398,316
  55        279,949      100,000   100,000    727,410    27,339    50,756    579,148

---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,541 for a gross return of 6%, and $0 for a gross return of 12%.

(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------   -----------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------   -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross
-------  --------------  --------  --------  ---------  --------  -------- -----------
   1          2,052      100,000   100,000    100,000     1,063     1,161     1,258
   2          4,206      100,000   100,000    100,000     2,384     2,670     2,968
   3          6,468      100,000   100,000    100,000     3,675     4,244     4,861
   4          8,843      100,000   100,000    100,000     4,937     5,886     6,956
   5         11,337      100,000   100,000    100,000     6,170     7,601     9,281
   6         13,955      100,000   100,000    100,000     7,363     9,384    11,851
   7         16,705      100,000   100,000    100,000     8,528    11,249    14,706
   8         19,592      100,000   100,000    100,000     9,719    13,256    17,932
   9         22,623      100,000   100,000    100,000    10,873    15,343    21,499
  10         25,806      100,000   100,000    100,000    12,110    17,637    25,565
  11         29,148      100,000   100,000    100,000    13,520    20,232    30,266
  12         32,657      100,000   100,000    100,000    15,028    23,054    35,568
  13         36,342      100,000   100,000    100,000    16,492    25,970    41,387
  14         40,211      100,000   100,000    105,948    17,912    28,986    47,764
  15         44,273      100,000   100,000    117,150    19,279    32,099    54,712
  16         48,538      100,000   100,000    129,013    20,243    34,965    61,933
  17         53,017      100,000   100,000    141,579    21,147    37,938    69,830
  18         57,719      100,000   100,000    154,904    21,991    41,025    78,464
  19         62,657      100,000   100,000    169,024    22,767    44,231    87,896
  20         67,841      100,000   100,000    184,027    23,477    47,567    98,200
  25         97,922      100,000   109,932    274,849    25,886    66,288   165,732
  30        136,313      100,000   130,323    399,205    25,087    87,583   268,283
  35        185,310      100,000   151,308    573,745    19,734   111,700   423,553
  40        247,845      100,000   174,016    823,834     5,443   138,548   655,919

---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.

(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE
    (1) USING CURRENT CHARGES



                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross
-------  --------------  --------  --------  ---------  --------  -------- -----------
   1          1,370      100,000   100,000    100,000       467       528        590
   2          2,809      100,000   100,000    100,000     1,198     1,375      1,560
   3          4,320      100,000   100,000    100,000     1,906     2,255      2,634
   4          5,906      100,000   100,000    100,000     2,590     3,169      3,822
   5          7,571      100,000   100,000    100,000     3,253     4,121      5,142
   6          9,320      100,000   100,000    100,000     3,881     5,102      6,597
   7         11,157      100,000   100,000    100,000     4,486     6,127      8,217
   8         13,085      100,000   100,000    100,000     5,122     7,250     10,072
   9         15,109      100,000   100,000    100,000     5,725     8,410     12,116
  10         17,235      100,000   100,000    100,000     6,414     9,726     14,491
  11         19,467      100,000   100,000    100,000     7,280    11,291     17,310
  12         21,810      100,000   100,000    100,000     8,246    13,030     20,520
  13         24,271      100,000   100,000    100,000     9,170    14,804     24,011
  14         26,855      100,000   100,000    100,000    10,052    16,613     27,816
  15         29,568      100,000   100,000    100,000    10,881    18,451     31,963
  16         32,417      100,000   100,000    100,000    11,305    19,969     36,141
  17         35,408      100,000   100,000    100,000    11,667    21,510     40,743
  18         38,548      100,000   100,000    100,000    11,966    23,078     45,821
  19         41,846      100,000   100,000    100,000    12,191    24,667     51,431
  20         45,309      100,000   100,000    107,918    12,344    26,279     57,587
  25         65,398      100,000   100,000    162,427    11,801    34,667     97,942
  30         91,038      100,000   100,000    236,949     7,350    42,817    159,240
  35        132,616      100,000   100,000    335,185    20,754    59,297    247,442
  40        192,347      100,000   109,294    472,392    46,118    87,018    376,108

---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,461 for a hypothetical gross investment return of 0%, $4,068 for a gross return of 6%, and $0 for a gross return of 12%.

(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING MAXIMUM CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------   -----------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------   -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross
-------  --------------  --------  --------  ---------  --------  -------- -----------
   1          1,169      100,000   100,000     100,000      345       395        445
   2          2,396      100,000   100,000     100,000      975     1,116      1,265
   3          3,684      100,000   100,000     100,000    1,599     1,876      2,178
   4          5,037      100,000   100,000     100,000    2,216     2,674      3,193
   5          6,458      100,000   100,000     100,000    2,824     3,513      4,323
   6          7,949      100,000   100,000     100,000    3,422     4,394      5,584
   7          9,515      100,000   100,000     100,000    4,007     5,318      6,985
   8         11,160      100,000   100,000     100,000    4,615     6,322      8,579
   9         12,886      100,000   100,000     100,000    5,207     7,369     10,343
  10         14,699      100,000   100,000     100,000    5,855     8,532     12,367
  11         16,603      100,000   100,000     100,000    6,605     9,861     14,717
  12         18,602      100,000   100,000     100,000    7,408    11,307     17,367
  13         20,700      100,000   100,000     100,000    8,188    12,799     20,267
  14         22,904      100,000   100,000     100,000    8,947    14,339     23,443
  15         25,218      100,000   100,000     100,000    9,680    15,925     26,926
  16         27,647      100,000   100,000     100,000   10,196    17,369     30,554
  17         30,198      100,000   100,000     109,200   10,683    18,861     34,532
  18         32,877      100,000   100,000     119,125   11,141    20,404     38,884
  19         35,689      100,000   100,000     129,574   11,567    21,999     43,644
  20         38,643      100,000   100,000     140,584   11,962    23,648     48,849
  25         55,776      100,000   100,000     205,381   13,390    32,778     83,056
  30         77,644      100,000   100,000     290,859   13,619    43,574    135,839
  35        105,553      100,000   105,255     404,614   11,899    56,166    215,909
  40        141,173      100,000   116,404     556,787    7,071    70,190    335,738
  45        186,634      100,000   126,860     760,982        0    85,256    511,413
  50        244,655      100,000   136,787   1,035,426        0   100,980    764,378
  55        318,706      100,000   146,323   1,404,487        0   116,499  1,118,222

---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.

(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------   -----------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------   -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross
-------  --------------  --------  --------  ---------  --------  -------- -----------
   1            743      100,000   100,000    100,000         0         1         29
   2          1,524      100,000   100,000    100,000       235       308        386
   3          2,344      100,000   100,000    100,000       495       635        788
   4          3,204      100,000   100,000    100,000       753       980      1,238
   5          4,108      100,000   100,000    100,000     1,006     1,343      1,743
   6          5,057      100,000   100,000    100,000     1,252     1,727      2,311
   7          6,053      100,000   100,000    100,000     1,490     2,129      2,945
   8          7,099      100,000   100,000    100,000     1,755     2,586      3,690
   9          8,197      100,000   100,000    100,000     2,007     3,059      4,513
  10          9,350      100,000   100,000    100,000     2,319     3,622      5,495
  11         10,561      100,000   100,000    100,000     2,736     4,320      6,690
  12         11,833      100,000   100,000    100,000     3,209     5,105      8,060
  13         13,168      100,000   100,000    100,000     3,663     5,903      9,541
  14         14,570      100,000   100,000    100,000     4,097     6,712     11,144
  15         16,042      100,000   100,000    100,000     4,510     7,533     12,880
  16         17,587      100,000   100,000    100,000     4,706     8,170     14,570
  17         19,210      100,000   100,000    100,000     4,875     8,814     16,420
  18         20,914      100,000   100,000    100,000     5,017     9,464     18,446
  19         22,703      100,000   100,000    100,000     5,128    10,118     20,668
  20         24,581      100,000   100,000    100,000     5,209    10,776     23,106
  25         35,480      100,000   100,000    100,000     5,063    14,042     39,468
  30         49,391      100,000   100,000    139,781     3,654    16,955     65,282
  35         67,144      100,000   100,000    195,749        89    18,637    104,455
  40         89,803      100,000   100,000    270,478         0    17,640    163,096
  45        118,721      100,000   100,000    370,640         0    10,556    249,086
  50        184,308      100,000   100,000    501,595    12,696    19,035    370,290
  55        289,605      100,000   100,000    676,001    27,087    44,718    538,217

---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,490 for a gross return of 6%, and $0 for a gross return of 12%.

(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------   -----------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------   -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross
-------  --------------  --------  --------  ---------  --------  -------- -----------
   1          2,052      100,000   100,000    100,000       906       998      1,091
   2          4,206      100,000   100,000    100,000     2,061     2,328      2,606
   3          6,468      100,000   100,000    100,000     3,177     3,702      4,271
   4          8,843      100,000   100,000    100,000     4,252     5,120      6,101
   5         11,337      100,000   100,000    100,000     5,286     6,587      8,118
   6         13,955      100,000   100,000    100,000     6,276     8,104     10,344
   7         16,705      100,000   100,000    100,000     7,222     9,675     12,803
   8         19,592      100,000   100,000    100,000     8,187    11,363     15,584
   9         22,623      100,000   100,000    100,000     9,106    13,109     18,653
  10         25,806      100,000   100,000    100,000    10,107    15,043     22,170
  11         29,148      100,000   100,000    100,000    11,279    17,257     26,263
  12         32,657      100,000   100,000    100,000    12,524    19,659     30,879
  13         36,342      100,000   100,000    100,000    13,708    22,118     35,931
  14         40,211      100,000   100,000    100,000    14,824    24,632     41,471
  15         44,273      100,000   100,000    101,801    15,865    27,201     47,544
  16         48,538      100,000   100,000    112,026    16,476    29,475     53,779
  17         53,017      100,000   100,000    122,779    17,002    31,808     60,557
  18         57,719      100,000   100,000    134,098    17,443    34,205     67,925
  19         62,657      100,000   100,000    146,016    17,794    36,671     75,931
  20         67,841      100,000   100,000    158,591    18,047    39,210     84,627
  25         97,922      100,000   100,000    232,726    17,411    53,107    140,332
  30        136,313      100,000   103,452    330,728    11,850    69,524    222,263
  35        185,310      100,000   118,473    461,274         0    87,460    340,524
  40        247,845      100,000   132,768    635,935         0   105,707    506,318

---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.

(2) The premium accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE
    (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------   -----------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------   -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross
-------  --------------  --------  --------  ---------  --------  -------- -----------
   1          1,370      100,000   100,000    100,000       309       365        422
   2          2,809      100,000   100,000    100,000       872     1,030      1,195
   3          4,320      100,000   100,000    100,000     1,403     1,706      2,038
   4          5,906      100,000   100,000    100,000     1,896     2,391      2,953
   5          7,571      100,000   100,000    100,000     2,354     3,088      3,956
   6          9,320      100,000   100,000    100,000     2,771     3,794      5,054
   7         11,157      100,000   100,000    100,000     3,148     4,510      6,258
   8         13,085      100,000   100,000    100,000     3,547     5,299      7,643
   9         15,109      100,000   100,000    100,000     3,903     6,096      9,156
  10         17,235      100,000   100,000    100,000     4,341     7,027     10,940
  11         19,467      100,000   100,000    100,000     4,952     8,183     13,099
  12         21,810      100,000   100,000    100,000     5,636     9,463     15,553
  13         24,271      100,000   100,000    100,000     6,256    10,733     18,188
  14         26,855      100,000   100,000    100,000     6,806    11,985     21,020
  15         29,568      100,000   100,000    100,000     7,276    13,210     24,066
  16         32,417      100,000   100,000    100,000     7,310    14,050     26,999
  17         35,408      100,000   100,000    100,000     7,251    14,851     30,199
  18         38,548      100,000   100,000    100,000     7,097    15,608     33,703
  19         41,846      100,000   100,000    100,000     6,840    16,315     37,547
  20         45,309      100,000   100,000    100,000     6,473    16,962     41,778
  25         65,398      100,000   100,000    116,599     2,386    18,723     70,308
  30         91,038      100,000   100,000    168,094         0    15,661    112,966
  35        147,293      100,000   100,000    229,936    12,696    25,641    169,745
  40        236,805      100,000   100,000    309,439    27,087    50,401    246,369

---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,477 for a gross return of 6%, and $0 for a gross return of 12%.

(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            ADDITIONAL INFORMATION

  This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 3 through 22.

CONTENTS OF THIS SECTION                                          BEGINNING ON PAGE
------------------------                                          -----------------
Description of JHVLICO..........................................         33
How we support the policy and investment options................         33
Procedures for issuance of a policy.............................         34
Commencement of investment performance..........................         35
How we process certain policy transactions......................         35
Effects of policy loans.........................................         36
Additional information about how certain policy charges
work............................................................         37
How we market the policies......................................         38
Tax considerations..............................................         39
Reports that you will receive...................................         41
Voting privileges that you will have............................         41
Changes that JHVLICO can make as to your policy.................         41
Adjustments we make to death benefits...........................         42
When we pay policy proceeds.....................................         42
Other details about exercising rights and paying benefits.......         43
Legal matters...................................................         43
Registration statement filed with the SEC.......................         43
Accounting and actuarial experts................................         43
Financial statements of JHVLICO and the Account.................         43
List of Directors and Executive Officers of JHVLICO.............         44

 DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 1999, John Hancock's assets were approximately $71 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

 HOW WE SUPPORT THE POLICY AND INVESTMENT OPTIONS

Separate Account V

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account V (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

  The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of the Trust. New subaccounts may be added as new funds are added to the Trust and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Trust.

  We will purchase and redeem Trust shares for the Account at their net asset value without any sales or redemption charges. Shares of the Trust represent an interest in one of the funds of the Trust which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard
Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

 PROCEDURES FOR ISSUANCE OF A POLICY

  Generally, the policy is available with a minimum Sum Insured at issue of $25,000 for insured persons with an attained age of less than 25 at the time of policy issue, and $50,000 for insured persons with attained ages of 25 through 75 at the time of policy issue. At the time of issue, the insured person must have an attained age of 75 or less. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 35).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . At least the first Required Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

 If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

 COMMENCEMENT OF INVESTMENT PERFORMANCE

  All premium payments will be allocated among the investment options on the date as of which they are processed (as discussed below).

 HOW WE PROCESS CERTAIN POLICY TRANSACTIONS

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the business day that first precedes the date of issue.

  (2) If you pay a sufficient premium to take your policy out of a grace period, the portion of such premium that equals the overdue Required Premium will be processed as of that Required Premium's due date.

  (3) If the Minimum First Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum First Premium is received.

  (4) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (5) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 .The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

 In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (6) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

  Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

  If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. Currently, there is no minimum amount limit on transfers into the fixed investment option, but we reserve the right to impose such a limit in the future. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

  Reinstatements of lapsed policies take effect on the monthly deduction date on or next following the date we approve your request.

  We process loans, surrenders, partial withdrawals, partial surrenders and loan repayments as of the day we receive such request or repayment.

 EFFECTS OF POLICY LOANS

  The account value, the surrender value, and any death benefit above the Guaranteed Death Benefit are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan exceeds the surrender value of the policy, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period.

 ADDITIONAL INFORMATION ABOUT HOW CERTAIN POLICY CHARGES WORK

Sales expenses and related charges

  The sales charges (i.e., the premium sales charge and the CDSC) help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 38.)

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying more than one Required Premium in any policy year could reduce your total sales charges. Accelerating the payment of Required Premiums to earlier policy years could result in a larger CDSC and/or cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 39.) On the other hand, to pay less than the amount of Required Premiums by their due dates runs the risk that the policy will lapse, resulting in loss of coverage and additional charges.

Monthly charges

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

 HOW WE MARKET THE POLICIES

  Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts V and S, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

  Applications for policies are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. JHVLICO will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

  The maximum commission payable to a Signator representative for selling a policy is 50% of the premium that would be payable under a Modified Schedule in the first policy year, 10% of the such premiums payable in the second through fourth policy years, and 3% of any other premiums received by us in each policy year thereafter.

  Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

  Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  The offering of the policies is intended to be continuous, but neither JHVLICO nor Signator is obligated to sell any particular amount of policies.

 TAX CONSIDERATIONS

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon full or partial surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

  In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, the amount of any outstanding loan that was not previously considered income (as discussed below) will be treated as if it had been distributed to the owner if the policy terminates for any reason.

  It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if the Trust failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods and the death benefit proceeds would lose their non-taxable status.

  In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

  At the time of policy issuance, we will determine whether the premium payments for which we will bill you will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force indefinitely, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

  The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 591/2.

  Furthermore, any time there is a "material change" in a policy (such as a Sum Insured increase, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. This is true even for policies entered into prior to June 21, 1988. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

  Moreover, if benefits under a policy are reduced (such as a partial surrender, a reduction in the Sum Insured, or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

 REPORTS THAT YOU WILL RECEIVE

  At least annually, we will send you a statement setting forth at least the following information as of the end of the most recent reporting period: the Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of transfers among investment options, policy loans, partial withdrawals and certain other policy transactions. Premium payments not in response to a billing notice are "unscheduled" and will be separately confirmed. Therefore, if you make a premium payment that differs by more than $25 from that billed, you will receive a separate confirmation of that premium payment.

  Semiannually we will send you a report containing the financial statements of the Trust, including a list of securities held in each fund.

 VOTING PRIVILEGES THAT YOU WILL HAVE

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Trust. We will vote the shares of each of the funds of the Trust which are deemed attributable to variable life insurance policies at regular and special meetings of the Trust's shareholders in accordance with instructions received from owners of such policies. Shares of the Trust held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

  We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for the Trust's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees of the Trust, ratification of the selection of independent auditors, approval of Trust investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

 CHANGES THAT JHVLICO CAN MAKE AS TO YOUR POLICY

Changes relating to the Trust or the Account

  The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

  We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

  In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 . Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 . Combining or removing investment options

 . Changes in the form of organization of any separate account

  Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

 ADJUSTMENTS WE MAKE TO DEATH BENEFITS

  If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

 WHEN WE PAY POLICY PROCEEDS

General

  We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within 7 days thereafter.

Delay to challenge coverage

  We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

 OTHER DETAILS ABOUT EXERCISING RIGHTS AND PAYING BENEFITS

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

 LEGAL MATTERS

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised us on certain Federal securities law matters in connection with the policies.

 REGISTRATION STATEMENT FILED WITH THE SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

 ACCOUNTING AND ACTUARIAL EXPERTS

  Certain of the financial statements of JHVLICO and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Todd G. Engelsen, F.S.A., an Actuary of JHVLICO and Second Vice President of John Hancock.

 FINANCIAL STATEMENTS OF JHVLICO AND THE ACCOUNT

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

  In addition to those financial statements of JHVLICO and the Account included herein that have been audited by Ernst & Young LLP, this prospectus also contains unaudited financial statements of both JHVLICO and the Account for a period subsequent to the audited financial statements.

              LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

Directors and Executive        Principal Occupations
-----------------------        ---------------------
Officers
--------
David F. D'Alessandro.....     Chairman of the Board and Chief Executive Officer
                               of JHVLICO; President and Chief Executive
                               Officer, John Hancock Life Insurance Company.
Michele G. Van Leer.......     Vice Chairman of the Board and President of
                               JHVLICO; Senior Vice President, John Hancock
                               Life Insurance Company.
Ronald J. Bocage..........     Director, Vice President and Counsel of JHVLICO;
                               Vice President and Counsel, John Hancock Life
                               Insurance Company.
Bruce M. Jones............     Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Thomas J. Lee.............     Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Barbara L. Luddy..........     Director, Vice President and Actuary of JHVLICO;
                               Senior Vice President, John Hancock Life
                               Insurance Company.
Robert S. Paster..........     Director and Vice President of JHVLICO;  Vice
                               President, John Hancock Life Insurance Company.
Robert R. Reitano.........     Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Paul Strong...............     Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Daniel L. Ouellette.......     Vice President, Marketing, of JHVLICO; Senior
                               Vice President, John Hancock Life Insurance
                               Company.
Edward P. Dowd............     Vice President, Investments, of JHVLICO; Senior
                               Vice President, John Hancock Life Insurance
                               Company
Roger G. Nastou...........     Vice President, Investments, of JHVLICO; Vice
                               President, John Hancock Life Insurance Company
Todd G. Engelsen..........     Vice President and Illustration Actuary of
                               JHVLICO; Second Vice President, John Hancock
                               Life Insurance Company
Julie H. Indge............     Treasurer of JHVLICO; Financial Officer, John
                               Hancock Life Insurance Company
Patrick J. Gill...........     Controller of JHVLICO; Senior Associate
                               Controller , John Hancock Life Insurance
                               Company.
Peter Scavongelli.........     Secretary of JHVLICO; State Compliance Officer,
                               John Hancock Life Insurance Company

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                        UNAUDITED FINANCIAL STATEMENTS

                                      FOR

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                              SECOND QUARTER 2000

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF FINANCIAL POSITION


                                                     (UNAUDITED)
                                               JUNE 30,           DECEMBER 31,
                                                 2000                 1999
                                        -----------------------  --------------
                                                   (IN MILLIONS)
ASSETS
Bonds . . . . . . . . . . . . . . . .                $ 1,344.7     $ 1,216.3
Preferred stocks  . . . . . . . . . .                     36.9          35.9
Common stocks . . . . . . . . . . . .                      2.0           3.2
Investment in affiliates  . . . . . .                     80.5          80.7
Mortgage loans on real estate . . . .                    468.2         433.1
Real estate . . . . . . . . . . . . .                     24.7          25.0
Policy loans  . . . . . . . . . . . .                    195.5         172.1
Cash Items:
 Cash in banks  . . . . . . . . . . .                     (3.0)         27.2
 Temporary cash investments . . . . .                    284.6         222.9
                                        ----------------------     ---------
                                                         281.6         250.1

Premiums due and deferred . . . . . .                     28.9          29.9
Investment income due and accrued . .                     40.9          33.2
Other general account assets  . . . .                     43.7          65.3
Assets held in separate accounts  . .                  8,569.0       8,268.2
                                        ----------------------     ---------

  Total assets  . . . . . . . . . . .                $11,116.6     $10,613.0
                                        ======================     =========

OBLIGATIONS AND STOCKHOLDER'S EQUITY
Obligations

 Policy reserves  . . . . . . . . . .                $ 2,048.1     $ 1,866.6
 Federal income and other taxes
  payable . . . . . . . . . . . . . .                     97.8          67.3
 Other general account obligations  .                    207.4         219.0
 Transfers from separate account, net                   (229.6)       (221.6)
 Asset valuation reserve  . . . . . .                     19.3          23.1
 Obligations related to separate
  accounts. . . . . . . . . . . . . .                  8,562.1       8,261.6
                                        ----------------------     ---------
  Total obligations . . . . . . . . .                 10,705.1      10,216.0

Stockholder's equity
 Common Stock, $50 par value;
  authorized 50,000 shares; issued and
  outstanding 50,000 shares . . . . .                      2.5           2.5
 Paid-in capital  . . . . . . . . . .                    572.4         572.4
 Unassigned deficit . . . . . . . . .                   (163.4)       (177.9)
                                        ----------------------     ---------
 Total stockholder's equity . . . . .                    411.5         397.0
                                        ----------------------     ---------

  Total obligations and stockholder's
   equity . . . . . . . . . . . . . .                $11,116.6     $10,613.0
                                        ======================     =========


See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT


                                                    (UNAUDITED)
                                       THREE MONTHS ENDED   SIX MONTHS ENDED
                                            JUNE 30,            JUNE 30,
                                       -------------------  -----------------
                                         2000      1999      2000       1999
                                       ---------  --------  --------  ---------
                                                   (IN MILLIONS)
INCOME

Premiums . . . . . . . . . . . . . .   $ 255.7    $228.6    $ 487.0    $452.2
Net investment income  . . . . . . .      43.4      31.9       83.0      64.4
Other, net . . . . . . . . . . . . .     110.1     116.6      242.5     261.9
                                       -------    ------    -------    ------
                                         409.2     377.1      812.5     778.5
BENEFITS AND EXPENSES
Payments to policyholders and
 beneficiaries . . . . . . . . . . .      93.2      94.1      182.4     174.4
Additions to reserves to provide for
 future payments to policyholders and
 beneficiaries . . . . . . . . . . .     213.4     198.6      429.7     436.8
Expenses of providing service to
 policyholders and obtaining new
 insurance . . . . . . . . . . . . .      80.4      77.8      153.9     153.5
State and miscellaneous taxes  . . .       5.7       8.1       13.3      10.9
                                       -------    ------    -------    ------
                                         392.7     378.6      779.3     775.6
                                       -------    ------    -------    ------
 Gain from operations before federal
  income taxes and net realized
  capital gains (losses) . . . . . .      16.5      (1.5)      33.2       2.9
Federal income taxes . . . . . . . .      12.2      (1.4)      16.9      (0.4)
                                       -------    ------    -------    ------
 Gain from operations before net
  realized capital gains (losses)...       4.3      (0.1)      16.3       3.3
Net realized capital gains (losses)        0.1       0.5        0.5      (1.0)
                                       -------    ------    -------    ------
  Net income . . . . . . . . . . . .       4.4       0.4       16.8       2.3

Unassigned deficit at beginning of
 period. . . . . . . . . . . . . . .    (164.5)    (51.2)    (177.9)    (49.2)
Net unrealized capital gains (losses)
 and other adjustments . . . . . . .      (3.1)     (3.4)      (2.0)     (3.1)
Other reserves and adjustments . . .      (0.2)      2.0       (0.3)     (2.2)
                                       -------    ------    -------    ------
  Unassigned deficit at end of period  $(163.4)   $(52.2)   $(163.4)   $(52.2)
                                       =======    ======    =======    ======


See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS


                                                              (UNAUDITED)
                                                           SIX MONTHS ENDED
                                                                JUNE 30,
                                                           -----------------
                                                            2000       1999
                                                           --------  -------
                                                             (IN MILLIONS)
Cash flows from operating activities:
 Insurance premiums  . . . . . . . . . . . . . . . . . .   $ 495.7    $ 452.0
 Net investment income . . . . . . . . . . . . . . . . .      75.2       60.5
 Benefits to policyholders and beneficiaries . . . . . .    (167.9)    (274.6)
Dividends paid to policyholders  . . . . . . . . . . . .     (13.0)     (12.6)
Insurance expenses and taxes . . . . . . . . . . . . . .    (174.4)    (195.0)
Net transfers to separate accounts . . . . . . . . . . .    (254.7)    (343.7)
 Other, net  . . . . . . . . . . . . . . . . . . . . . .     257.1      289.9
                                                           -------    -------
  Net cash provided from operations  . . . . . . . . . .     218.0      (23.5)
                                                           -------    -------

Cash flows used in investing activities:

 Bond purchases  . . . . . . . . . . . . . . . . . . . .    (305.5)    (143.7)
 Bond sales  . . . . . . . . . . . . . . . . . . . . . .     128.1       41.3
 Bond maturities and scheduled redemptions . . . . . . .      36.6       38.9
 Bond prepayments  . . . . . . . . . . . . . . . . . . .       7.9        8.0
 Stock purchases . . . . . . . . . . . . . . . . . . . .      (1.9)      (0.2)
 Proceeds from stock sales . . . . . . . . . . . . . . .       1.4        3.6
 Real estate purchases . . . . . . . . . . . . . . . . .      (0.1)      (1.5)
 Real estate sales . . . . . . . . . . . . . . . . . . .       0.0       17.9
 Other invested assets purchases . . . . . . . . . . . .      (2.0)      (4.5)
 Proceeds from the sale of other invested assets . . . .       0.0        0.0
 Mortgage loans issued . . . . . . . . . . . . . . . . .     (49.7)     (39.4)
 Mortgage loan repayments  . . . . . . . . . . . . . . .      14.5       11.4
 Other, net  . . . . . . . . . . . . . . . . . . . . . .     (15.8)      75.1
                                                           -------    -------
  Net cash used in investing activities  . . . . . . . .    (186.5)       6.9
                                                           -------    -------

Cash flows from financing activities:

 Net increase (decrease) in short-term note payable  . .      (0.0)     (10.7)
                                                           -------    -------
  Net cash provided from financing activities  . . . . .      (0.0)     (10.7)
                                                           -------    -------
  Increase (decrease) in cash and temporary cash
   investments . . . . . . . . . . . . . . . . . . . . .      31.5      (27.3)

Cash and temporary cash investments at beginning of year     250.1       19.9
                                                           -------    -------

  Cash and temporary cash investments at the end of
   period. . . . . . . . . . . . . . . . . . . . . . . .   $ 281.6    $  (7.4)
                                                           =======    =======

See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY

                                         COMMON  PAID-IN  UNASSIGNED
                                         STOCK   CAPITAL   DEFICIT     TOTAL
                                         ------  -------  ----------  ---------
                                                     (IN MILLIONS)
FOR THE SIX MONTHS ENDED JUNE 30, 1999
 (UNAUDITED)
Balance at January 1, 1999 . . . . . .    $2.5   $377.5    $ (49.2)    $330.8
1999 Transactions:
 Capital contribution

 Net gain  . . . . . . . . . . . . . .                         2.3        2.3
 Net unrealized capital gains and other
  adjustments. . . . . . . . . . . . .                        (3.1)      (3.1)
 Other reserves and adjustments  . . .                        (2.2)      (2.2)
                                                           -------     ------
Balance at June 30, 1999 . . . . . . .    $2.5   $377.5    $ (52.2)    $327.8
                                          ====   ======    =======     ======

FOR THE SIX MONTHS ENDED JUNE 30, 2000
 (UNAUDITED)
Balance at January 1, 2000 . . . . . .    $2.5   $572.4    $(177.9)    $397.0
2000 Transactions:
 Capital contribution

 Net gain  . . . . . . . . . . . . . .                        16.8       16.8
 Net unrealized capital gains and other
  adjustments. . . . . . . . . . . . .                        (2.0)      (2.0)
 Other reserves and adjustments  . . .                        (0.3)      (0.3)
                                                           -------     ------
Balance at June 30, 2000 . . . . . . .    $2.5   $572.4    $(163.4)    $411.5
                                          ====   ======    =======     ======

See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

CONDENSED NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--BASIS OF PRESENTATION

  The accompanying unaudited interim financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners, which practices differ from generally accepted accounting principles (GAAP). Pursuant to Financial Accounting Standard Board Interpretation 40, "Applicability of General Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended which was effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP.

  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ending June 30, 2000 are not necessarily indicative of the results that may be expected for the year ended December 31, 2000.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

  We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for the years then ended.

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                               ERNST & YOUNG LLP

Boston, Massachusetts
March 10, 2000

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

               STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                            DECEMBER 31,
                                                        ---------------------
                                                           1999       1998
                                                        ----------  -----------
                                                            (IN MILLIONS)
ASSETS
Bonds--Note 6 . . . . . . . . . . . . . . . . . . . .   $ 1,216.3    $1,185.8
Preferred stocks  . . . . . . . . . . . . . . . . . .        35.9        36.5
Common stocks . . . . . . . . . . . . . . . . . . . .         3.2         3.1
Investment in affiliates  . . . . . . . . . . . . . .        80.7        81.7
Mortgage loans on real estate--Note 6 . . . . . . . .       433.1       388.1
Real estate . . . . . . . . . . . . . . . . . . . . .        25.0        41.0
Policy loans  . . . . . . . . . . . . . . . . . . . .       172.1       137.7
Cash items:
   Cash in banks  . . . . . . . . . . . . . . . . . .        27.2        11.4
   Temporary cash investments . . . . . . . . . . . .       222.9         8.5
                                                        ---------    --------
                                                            250.1        19.9

Premiums due and deferred . . . . . . . . . . . . . .        29.9        32.7
Investment income due and accrued . . . . . . . . . .        33.2        29.8
Other general account assets  . . . . . . . . . . . .        65.3        47.5
Assets held in separate accounts  . . . . . . . . . .     8,268.2     6,595.2
                                                        ---------    --------


 TOTAL ASSETS . . . . . . . . . . . . . . . . . . . .   $10,613.0    $8,599.0
                                                        =========    ========

OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves . . . . . . . . . . . . . . . . . .   $ 1,866.6    $1,652.0
  Federal income and other taxes payable--Note 1  . .        67.3        44.3
  Other general account obligations . . . . . . . . .       219.0       150.9
  Transfers from separate accounts, net . . . . . . .      (221.6)     (190.3)
  Asset valuation reserve--Note 1 . . . . . . . . . .        23.1        21.9
  Obligations related to separate accounts  . . . . .     8,261.6     6,589.4
                                                        ---------    --------
 TOTAL OBLIGATIONS  . . . . . . . . . . . . . . . . .
                                                         10,216.0     8,268.2

STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000
    shares;
     issued and outstanding 50,000 shares . . . . . .         2.5         2.5
  Paid-in capital . . . . . . . . . . . . . . . . . .       572.4       377.5
  Unassigned deficit--Note 10 . . . . . . . . . . . .      (177.9)      (49.2)
                                                        ---------    --------
  TOTAL STOCKHOLDER'S EQUITY  . . . . . . . . . . . .       397.0       330.8
                                                        ---------    --------

 TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY . . . . .   $10,613.0    $8,599.0
                                                        =========    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                                        YEAR ENDED DECEMBER 31,
                                                                          1999           1998
                                                                        ---------     ---------
                                                                              (IN MILLIONS)
INCOME
Premiums............................................................     $1,272.3

Net investment income--Note 3.......................................        136.0        122.8
Other, net..........................................................        605.4        618.1
                                                                        ---------     --------
                                                                          1,692.2      2,013.2

BENEFITS AND EXPENSES
Payments to policyholders and beneficiaries.........................        349.9        301.4

Additions to reserves to provide for future payments to
   policyholders and beneficiaries..................................        888.8      1,360.2
Expenses of providing service to policyholders and
 obtaining new insurance--Note 5....................................        314.4        274.2
State and miscellaneous taxes.......................................         20.5         28.1
                                                                       ----------     --------
                                                                          1,573.6      1,963.9
                                                                       ----------
 Gain from operations before federal income
 taxes and net realized capital losses..............................        118.6         49.3
Federal income taxes--Note 1........................................         42.9         33.1
                                                                       ----------     --------
 GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL LOSSES............         75.7         16.2

Net realized capital losses--Note 4.................................        (1.7)         (0.6)
                                                                      ----------      --------
  NET INCOME........................................................        74.0          15.6

Unassigned deficit at beginning of year.............................       (49.2)        (58.3)

Net unrealized capital losses and other adjustments--Note 4.........        (3.8)         (6.0)

Other reserves and adjustments--Note 10.............................      (198.9)         (0.5)
                                                                      ----------      --------

    UNASSIGNED DEFICIT AT END OF YEAR...............................  $   (177.9)     $  (49.2)
                                                                      ==========      ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   STATUTORY-BASIS STATEMENTS OF CASH FLOWS


                                                      YEAR ENDED DECEMBER 31,
                                                      -----------
                                                       1999          1998
                                                       -------       --------
                                                                (IN MILLIONS)

Cash flows from operating activities:
   Insurance premiums . . . . . . . . . . . . . .
   Net investment income . . . . . . . . . . .              134.2       118.2
   Benefits to policyholders and beneficiaries  .          (321.6)     (275.5)
Dividends paid to policyholders . . . . . . . . .           (25.6)      (22.3)
Insurance expenses and taxes . . . . . . . . .             (344.8)     (296.9)
Net transfers to separate accounts  . . . . . . .          (705.3)     (874.4)
   Other, net . . . . . . . . . . . . . . . . . .           540.6       551.3
                                                       ----------   ---------
  NET CASH PROVIDED FROM OPERATIONS . . . . . .             236.0       475.7
                                                       ----------   ---------

Cash flows used in investing activities:

   Bond purchases . . . . . . . . . . . . . . . .          (240.7)     (618.8)
   Bond sales . . . . . . . . . . . . . . . . . .           108.3       340.7
   Bond maturities and scheduled redemptions  . .            78.4       111.8
   Bond prepayments . . . . . . . . . . . . . . .            18.7        76.5
   Stock purchases  . . . . . . . . . . . . . . .            (3.9)      (23.4)
   Proceeds from stock sales  . . . . . . . . . .             3.6         1.9
   Real estate purchases  . . . . . . . . . . . .            (2.2)       (4.2)
   Real estate sales  . . . . . . . . . . . . . .            17.8         2.1
   Other invested assets purchases  . . . . . . .            (4.5)        0.0
   Mortgage loans issued. . . . . . . . . . . . .           (70.7)     (145.5)
   Mortgage loan repayments . . . . . . . . . . .            25.3        33.2
   Other, net . . . . . . . . . . . . . . . . . .           (68.9)     (435.2)
                                                       ----------   ---------
 NET CASH USED IN INVESTING ACTIVITIES . . . .  .          (138.8)     (660.9)
                                                       ----------   ---------

Cash flows from financing activities:

   Capital contribution . . . . . . . . . . . . .           194.9
   Net (decrease) increase in short-term note
 payable. . . . . . . . . . . . . . . . . . . . .           (61.9)       61.9
                                                       ----------   ---------
 NET CASH PROVIDED FROM FINANCING ACTIVITIES  . .           133.0        61.9
                                                       ----------   ---------

INCREASE (DECREASE) IN CASH AND TEMPORARY CASH
INVESTMENTS                                                 230.2

Cash and temporary cash investments at beginning
 of year. . . . . . . . . . . . . . . . . . . . .           19.9        143.2
                                                       ---------    ---------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF
 YEAR. . . . . . . . . . . . . . . . . . . . .             250.1       $19.9
                                                       =========    =========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

  John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, Signator Insurance Agency, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers.

 Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

  The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

 Basis of Presentation

  The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

  The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP.

 Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

  The significant accounting practices of the Company are as follows:

 Pending Statutory Standards

  During March 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the Commonwealth of Massachusetts must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their of Insurance. At this time, it is anticipated that the Commonwealth of Massachusetts will adopt Codification effective January 1, 2001. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

 Revenues and Expenses

  Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

 Cash and Temporary Cash Investments

  Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

 Valuation of Assets

  General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.9 million in 1999 and $3.0 million in
1998.

  Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Asset Valuation and Interest Maintenance Reserves

  The Asset Valuation Reserve (AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

  The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1999, the IMR, net of 1999 amortization of $2.3 million, amounted to $7.4 million, which is included in policy reserves. The corresponding 1998 amounts were $2.4 million and $10.7 million, respectively.

 Goodwill

  The excess of cost over the statutory book value of the net assets of life insurance business acquired was $8.9 million and $11.4 million at December 31, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

 Separate Accounts

  Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

 Fair Value Disclosure of Financial Instruments

  Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

  The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for mortgage loan is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are engaged into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1999.

 Capital Gains and Losses

  Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

 Policy Reserves

  Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 41/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 41/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 51/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 41/2% interest for policies issued in 1995 through 1999.

 Federal Income Taxes

  Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return basis for the affiliated group.
 The federal income

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $10.6 million in 1999 and $38.2 million in 1998.

  Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

  Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

 Adjustments to Policy Reserves

  From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 1999 or 1998.

 Reinsurance

  Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

2. ACQUISITION

  On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made the final contingent payment to CPAL of $1.5 million during 1998.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA was subsequently renamed Investors Partner Life Insurance Company (IPL) on March 5, 1998. IPL manages the business assumed from Charter and began marketing term life and variable universal life products through brokers in 1999. Summarized financial information for IPL for 1999 and 1998 is as follows:

                                                           1999          1998
                                                          -------       -------
                                                              (IN MILLIONS)

Total assets . . . . . . . . . . . . . . . .               570.7         587.8
Total liabilities. . . . . . . . . . . . . .               498.9         517.5
Total revenue. . . . . . . . . . . . . . . .                35.6          38.8
Net income . . . . . . . . . . . . . . . . .                 3.5           3.8

3. NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                       1999      1998
                                                      ------    ------
                                                       (IN MILLIONS)

Investment expenses . . . . . . . . . . . . .         $  9.5    $  8.3
Interest expense. . . . . . . . . . . . . . .            1.7       2.4
Depreciation expense. . . . . . . . . . . . .            0.6       0.8
Investment taxes. . . . . . . . . . . . . . .            0.3       0.7
                                                      ------    ------

                                                      $ 12.1     $12.2
                                                      ======    ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

4. NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:

                                                     1999         1998
                                                     ------     ------
                                                       (IN MILLIONS)

Net gains from asset sales  . . . . . . . . . . .     (2.8)         7.6
Capital gains tax . . . . . . . . . . . . . . . .      0.2         (2.9)
Net capital gains transferred to IMR  . . . . . .      0.9         (5.3)
                                                    ------       ------

Net REALIZED CAPITAL LOSSES . . . . . . . . . . .     (1.7)        (0.6)
                                                    ======       ======

Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                          1999       1998
                                                        ------     ------
                                                          (IN MILLIONS)

Net losses from changes in security values and book
     value adjustments. . . . . . . . . . . . . . .       (2.6)      (2.7)
Increase in asset valuation reserve . . . . . . . .       (1.2)      (3.3)
                                                        ------     ------

Net UNREALIZED CAPITAL LOSSES AND OTHER ADJUSTMENTS       (3.8)      (6.0)
                                                        ======     ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

5. TRANSACTIONS WITH PARENT

  The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $188.3 million and $157.5 million in 1999 and 1998, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

  The service fee charged to the Company by the Parent includes $0.2 million and $0.7 million in 1999 and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

  The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1999 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $44.5 million and $4.9 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $20.6 million and $22.2 million in 1999 and 1998, respectively.

  Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection with this agreement, the Company received a net cash payment of $40.0 million and $12.7 million in 1999 and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium, This agreement increased the Company's net gain from operations by $26.9 million and $8.4 million in 1999 and 1998, respectively.

  Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million and 1.0 million in 1999 and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations in both 1999 and 1998 by $0.5 million.

  At December 31, 1998 the Company had outstanding a short-term note of $61.9 million payable to an affiliate at a variable rate of interest. The note was part of a revolving line of credit and was repaid in 1999. Interest paid in 1999 and 1998 was $1.7 million and $2.9 million, respectively. The note is included in other general account obligations at December 31, 1998.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

6. INVESTMENTS

The statement value and fair value of bonds are shown below:

                      ----------    --------------   -----------    ----------

                     (IN MILLIONS)

December 31, 1999 . .
U.S. Treasury
 securities and
 obligations of U.S.
 government
 corporations and
 agencies . . . . . .        5.9               0.0           0.1           5.8
Obligations of states
 and political
 subdivisions . . . .        2.2               0.1           0.1           2.2
Debit securities
 issued by foreign
 governments. . . . .       13.9               0.8           0.1          14.6
Corporate securities       964.9              13.0          59.4         918.5
Mortgage-backed
 securities . . . . .      229.4               0.5           7.8         222.1
                        --------          --------       -------       -------
Total bonds . . . . .
                        ========          ========       =======       =======




December 31, 1998
U.S. Treasury
 securities and
 obligations of U.S.
 government
 corporations and
 agencies . . . . . .        5.1               0.1           0.0           5.2
Obligations of states
 and political
 subdivisions . . . .        3.2               0.3           0.0           3.5
Corporate securities       925.2              50.4          15.0         960.6
Mortgage-backed
 securities . . . . .      252.3              10.0           0.1         262.2
                        --------          --------       -------       -------
Total bonds . . . . .                                       15.1
                        ========          ========       =======       =======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The statement value and fair value of bonds at December 31, 1999, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                                      FAIR
                                                          VALUE      VALUE
                                                        --------   ---------
                                                           (IN MILLIONS)

Due in one year or less. . . . . . . . . . . . . .   $   58.5           58.2
Due after one year through five years. . . . . . .      286.8          282.0
Due after five years through ten years . . . . . .      425.4          405.6
Due after ten years. . . . . . . . . . . . . . . .      216.2          195.3
                                                     --------        -------
                                                        986.9          941.1

Mortgage-backed securities . . . . . . . . . . . .      229.4          222.1
                                                     --------        -------

                                                     $1,216.3
                                                     ========        =======


  Gross gains of $0.3 million in 1999 and $3.4 million in 1998 and gross losses of $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

  At December 31, 1999, bonds with an admitted asset value of $9.1 million were on deposit with state insurance departments to satisfy regulatory requirements.

  The cost of common stocks was $3.1 million and $2.1 million at December 31, 1999 and 1998, respectively. At December 31, 1999, gross unrealized appreciation on common stocks totaled $1.2 million, and gross unrealized depreciation totaled $1.1 million. The fair value of preferred stock totaled $35.9 million at December 31, 1999 and $36.5 million at December 31, 1998.

  Bonds with amortized cost of $0.4 million were non-income producing for the twelve months ended December 31, 1999.

  At December 31, 1999, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                              GEOGRAPHIC
 PROPERTY TYPE                                CONCENTRATION

Apartments. . . . . . . .       $112.1      East North Central   $ 71.3
Hotels. . . . . . . . . .         11.3      East South Central      7.4
Industrial. . . . . . . .         66.0      Middle Atlantic        28.5
Office buildings. . . . .         86.4      Mountain               21.0
Retail. . . . . . . . . .         25.5      New England            37.5
Agricultural. . . . . . .         99.6      Pacific               111.1
Other . . . . . . . . . .         32.2      South Atlantic         87.6

                                            West North Central     16.6

                                            West South Central     48.6


                                            Other                   3.5
                                ------

                                $433.1                           $433.1
                                ======

  At December 31, 1999, the fair values of the commercial and agricultural mortgage loans portfolios were $323.5 million and $98.2 million, respectively.
 The corresponding amounts as of December 31, 1998 were approximately $331.3 million and $70.0 million, respectively.

  The maximum and minimum lending rates for mortgage loans during 1999 were 14.24% and 6.84% for agricultural loans, 7.45% and 7.00% for other properties.
 Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation.
 Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

7. REINSURANCE

  The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively. The corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

  Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business.
 No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

  The Company has not entered into any reinsurance agreement in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1999 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

  The notional amounts, carrying values and estimated fail values of the Company's derivative instruments were as follows at December 31:


         NUMBER OF CONTRACTS/                             ASSETS (LIABILITIES)
                                                          ------------------
         NOTIONAL AMOUNTS                             1999                      1998
                                                            FAIR VALUE
                                                            ---------
                        ------- ------- ---------
                                          (IN MILLIONS)
Futures contracts to
 sell securities        $362.0  $947.0        $0.6        $0.6        $ (0.5)  $ (0.5)
Interest rate swap
 agreements              965.0   365.0          --        11.5            --    (17.7)
Interest rate cap
 agreements              239.4    89.4         5.6        5.6            3.1
Currency rate swap
 agreements               15.8    15.8          --        (1.6)           --     (3.3)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

  The futures contracts expire in 2000. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2009.

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

9. POLICY RESERVES POLICYHOLDERS' AND BENIFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

  The Company' annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows.

                                             DECEMBER 31, 1999   PERCENT
                                             -----------------   -------
                                                        (IN MILLIONS)

Subject to discretionary withdrawal (with
adjustment)
With market value adjustment  . . . . . . . . .    $       3.8         0.1%
At book value less surrender charge                       40.5          1.5
At market value . . . . . . . . . . . . . . . .        2,326.6         87.1
                                                   -----------     --------
     Total with adjustment. . . . . . . . . . .        2,370.9         88.7
Subject to discretionary withdrawal                      287.1         10.7
   at book value (without adjustment) . . . . .
Not subject to discretionary withdrawal--general
 account. . . . . . . . . . . . . . . . . . . .           15.4          0.6
                                                   -----------     --------

Total annuity reserves and deposit liabilities        $2,673.4        100.0%
                                                   ===========     ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

10. COMMITMENTS AND CONTINGENCIES

  The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totaling $15.4 million and $3.5 million, respectively, at December 31, 1999. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $19.4 million at December 31, 1999. The majority of these commitments expire in 2000.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1999. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, John Hancock entered into a court-approved settlement relating to class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 1999 amounted to $136.5 million and is based on a number of factors, including the estimated number of claims, the expected type of relief to be sought by class members (general relief or alternative dispute resolution), the estimated cost per claim and the estimated costs to administer the claims.

  Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be reasonably estimated. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                          DECEMBER 31,
                                  1999                    1998
                            ---------------         ---------------
                         CARRYING        FAIR       CARRYING         FAIR
                           AMOUNT        VALUE        AMOUNT         VALUE

                                             (IN MILLIONS)

ASSETS
   Bonds--Note 6. . . . .
   Preferred stocks--Note
 6. . . . . . . . . . . .
   Common stocks--Note 6.
   Mortgage loans on real
 estate--Note 6. . . . .      433.1      421.7      388.1             401.3
   Policy loans--Note 1.      172.1      172.1      137.7             137.7
                         ---------     ---------    ---------      ---------
   Cash items--Note 1. .      250.1      250.1       19.9              19.9

Derivatives assets
 (liabilities) relating
   to: --Note 8. . . . .
   Futures contracts. . .       0.6        0.6       (0.5)             (0.5)
   Interest rate swaps. .        --       11.5         --             (17.7)
   Currency rate swaps. .        --       (1.6)        --              (3.3)
   Interest rate caps. .        5.6        5.6        3.1               3.1


LIABILITIES
   Commitments--Note 10.         --       19.4         --              32.1


  The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

12. SUBSEQUENT EVENTS

REORGANIZATION AND INITIAL PUBLIC OFFERING

  Pursuant to a Plan of Reorganization approved by the policyholders of John Hancock and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company.
 In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

13. IMPACT OF YEAR 2000 (UNAUDITED)

  The Company participated in the Year 2000 remediation project of its parent, John Hancock. By late 1999, John Hancock and the Company completed their Year 2000 readiness plan to address issues that could result from computer programs written using two digits to define the applicable year rather than four to define the applicable year and century. As a result, John Hancock and the Company were prepared for the transition to the Year 2000 and did not experience any significant Year 2000 problems with respect to mission critical information technology ("IT") or non-IT systems, applications or infrastructure. During the date rollover to the year 2000, John Hancock and the Company implemented and monitored their millennium rollover plan and conducted business as usual on Monday, January 3, 2000.

  Since January 3, 2000, the information systems, including mission critical systems, which in the event of a Year 2000 failure would have the greatest impact on operations, have functioned properly. In addition, neither John Hancock nor the Company have experienced any significant Year 2000 issues related to interactions with material business partners. No disruptions have occurred which impact John Hancock or the Company's ability to process claims, update customer accounts, process financial transactions, or report accurate data to management and no business interruptions due to Year 2000 issues have been experienced. While John Hancock and the Company continue to monitor their systems, and those of material business partners, closely to ensure that no unexpected Year 2000 issues develop, neither John Hancock nor the Company have reason to expect any such issues.

  The costs of the Year 2000 project consist of internal IT personnel and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1999, John Hancock has incurred and expensed approximately $20.8 million in related payroll costs for internal IT personnel on the project. The estimated remaining IT personnel costs of the project are approximately $1.0 million. Through December 31, 1999, John Hancock has incurred and expensed approximately $47.0 million in external costs for the project. John Hancock's estimated remaining external cost of the project is approximately $2.0 million. The total costs of the Year 2000 project to John Hancock, based on management's best estimates, include approximately $21.7 million in internal IT personnel, $14.6 million in the external modification of software, $18.3 million for external solution providers, $9.1 million in replacement costs of non-compliant IT systems and $6.9 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project to John Hancock, internal and external, is approximately $70 to $72.5 million. John Hancock's total Year 2000 project costs include the estimated impact of external solution providers based on presently available information.

                         UNAUDITED FINANCIAL STATEMENTS

                                       FOR

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                              SECOND QUARTER 2000

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                  JUNE 30, 2000

                         LARGE CAP      ACTIVE        EMERGING     INTERNATIONAL
                           GROWTH        BOND      MARKETS EQUITY   EQUITY INDEX
                         SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                         ----------   ----------   --------------  -------------

ASSETS
Cash. . . . . . . . .   $336,227,905  $88,977,102    $5,772,343      $54,712,702
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .             --           --            --               --
Investments in shares
 of portfolios of M
 Fund Inc., at value.             --           --            --               --
Receivable from:
 John Hancock Variable
  Series Trust I. . .         19,824      526,416            --          100,739
 M Fund Inc.. . . . .             --           --            --               --
                        ------------  -----------    ----------      -----------
Total assets. . . . .    336,247,729   89,503,518     5,772,343       54,813,441
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .          5,390        1,465            94              871
 M Fund Inc.. . . . .             --           --            --               --
Asset charges payable             --           --            --               --
                        ------------  -----------    ----------      -----------
Total liabilities . .          5,390        1,465            94              871
                        ------------  -----------    ----------      -----------
Net assets. . . . . .   $336,242,339  $89,502,053    $5,772,249      $54,812,570
                        ============  ===========    ==========      ===========


                       INTERNATIONAL    SMALL CAP     GLOBAL
                     OPPORTUNITIES II    GROWTH      BALANCED    MID CAP GROWTH
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                     ----------------  -----------  ----------   --------------
ASSETS
Cash. . . . . . . . .       $566,698   $40,041,880  $1,588,297      $78,949,236
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .             --            --          --               --
Investments in shares
 of portfolios of M
 Fund Inc., at value.             --            --          --               --
Receivable from:
 John Hancock Variable
  Series Trust I. . .            393            --       3,489               --
 M Fund Inc.. . . . .             --            --          --               --
                            --------    ----------  ----------      -----------
Total assets. . . . .        567,091    40,041,880   1,591,786       78,949,236
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company. . . . . .               9           649          26            1,271
 M Fund Inc.. . . . .             --            --          --               --
Asset charges payable             --            --          --               --
                            --------   -----------  ----------      -----------
Total liabilities. .               9           649          26            1,271
                            --------   -----------  ----------      -----------
Net assets. . . . . .       $567,082   $40,041,231  $1,591,760      $78,947,965
                            ========   ===========  ==========      ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                                  JUNE 30, 2000

                                                                                     SMALL/MIDCAP
                      LARGE CAP VALUE         MONEY              MID CAP VALUE           GROWTH
                        SUBACCOUNT       MARKET SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                     ---------------   ---------------------    ---------------     ----------------
ASSETS
Cash. . . . . . . . .   $16,422,014        $24,639,380             $15,302,306          $50,010,562
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .            --                 --                      --                   --
Investments in shares
 of portfolios of M
 Fund Inc., at value.            --                 --                      --                   --
Receivable from:
 John Hancock Variable
  Series Trust I. . .        21,354             12,905                  10,918
 M Fund Inc.. . . . .            --                 --                      --                   --
                        -----------    ---------------          --------------      ---------------
Total assets. . . . .    16,443,368         24,652,285              15,313,224           50,010,562
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .           273              1,212                     253                  803
 M Fund Inc.. . . . .            --                 --                      --                   --
Asset charges payable            --                 --                      --                   --
                        -----------    ---------------          --------------      ---------------
Total liabilities . .           273              1,212                     253                  803
                        -----------    ---------------          --------------      ---------------
Net assets. . . . . .   $16,443,095        $24,651,073             $15,312,971          $50,009,759
                        ===========    ===============          ==============      ===============

                           BOND        SMALL/     REAL ESTATE
                          INDEX     MID CAP CORE     EQUITY      GROWTH & INCOME
                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                        ----------  ------------  ------------  ----------------
ASSETS
Cash. . . . . . . . .   $2,360,093    $890,527    $35,684,888     $605,569,894
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .           --          --             --               --
Investments in shares
 of portfolios of M
 Fund Inc., at value.           --          --             --               --
Receivable from:
 John Hancock Variable
  Series Trust I. . .       12,899       1,345             --          409,233
 M Fund Inc.. . . . .           --          --             --               --
                        ----------    --------    -----------     ------------
Total assets. . . . .    2,372,992     891,872     35,684,888      605,979,127
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company. . . . . .            39           0            581            9,871
 M Fund Inc.. . . . .           --          --             --               --
Asset charges payable           --          --             --               --
                        ----------    --------    -----------     ------------
Total liabilities. .            39           0            581            9,871
                        ----------    --------    -----------     ------------
Net assets. . . . . .   $2,372,953    $891,872    $35,684,307     $605,969,256
                        ==========    ========    ===========     ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                                  JUNE 30, 2000

                                       SHORT-TERM                          INTERNATIONAL
                          MANAGED         BOND        SMALL CAP            OPPORTUNITIES
                         SUBACCOUNT    SUBACCOUNT   VALUE SUBACCOUNT         SUBACCOUNT
                        -----------   -----------   ----------------   -----------------
ASSETS
Cash. . . . . . . . .   $378,800,651  $4,732,489      $ 8,570,347           $12,197,572
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .             --          --               --                    --
Investments in shares
 of portfolios of M
 Fund Inc.,
 at value . . . . . .             --          --               --                    --
Receivable from:
 John Hancock Variable
 Series Trust I. . .         899,148      24,455           10,872                 9,786
 M Fund Inc.. . . . .             --          --               --                    --
                        ------------  ----------    -------------      ----------------
Total assets. . . . .    379,699,799   4,756,944        8,581,219            12,207,358
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .          6,198          67              143                   198
 M Fund Inc.. . . . .             --          --               --                    --
Asset charges payable             --          --               --                    --
                        ------------  ----------    -------------      ----------------
Total liabilities . .          6,198          67              143                   198
                        ------------  ----------    -------------      ----------------
Net assets . . . . .    $379,693,601  $4,756,877      $ 8,581,076           $12,207,160
                        ============  ==========    =============      ================


                                                                          TURNER

                                          HIGH YIELD                    CORE
                             EQUITY          BOND     GLOBAL BOND      GROWTH
                        INDEX SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                        ----------------  ----------  ------------  ------------
ASSETS

Cash. . . . . . . . .     $        --      $     --   $        --    $       --
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at

 value. . . . . . . .      44,827,028       309,907    10,110,869     2,181,637
Investments in shares
 of portfolios of M
 Fund Inc.,
 at value. . . . . .               --            --            --            --
Receivable from:
 John Hancock Variable

  Series Trust I. . .          28,306         2,119        43,662            --
 M Fund Inc.. . . . .              --            --            --            --
                          -----------      --------   -----------    ----------
Total assets. . . . .      44,855,334       312,026    10,154,531     2,181,637
LIABILITIES
Payable to:

 John Hancock Variable
  Life Insurance

  Company. . . . . .              729             5           167            35
 M Fund Inc.. . . . .              --            --            --            --
Asset charges payable              --            --            --            --
                          -----------      --------   -----------    ----------
Total liabilities. .              729             5           167            35
                          -----------      --------   -----------    ----------
Net assets. . . . . .     $44,854,605      $312,021   $10,154,364    $2,181,602
                          ===========      ========   ===========    ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                                  JUNE 30, 2000


                                        BRANDES       FRONTIER       CLIFTON
                                     INTERNATIONAL    CAPITAL       ENHANCED
                                        EQUITY      APPRECIATION   U.S. EQUITY
                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                     -------------  ------------  -------------
ASSETS

Cash                                  $        --   $        --     $     --
Investment in shares of portfolios
 of John Hancock Variable Series

 Trust I, at value . . . . . . . .     13,850,163    14,740,753      223,313
Investments in shares of portfolios
 of M Fund Inc., at value. . . . .             --            --           --
Receivable from:
 John Hancock Variable Series Trust

  I. . . . . . . . . . . . . . . .             --            --           --
 M Fund Inc. . . . . . . . . . . .             --            --           --
                                      -----------   -----------     --------
Total assets . . . . . . . . . . .     13,850,163    14,740,753      223,313
LIABILITIES
Payable to:

 John Hancock Variable Life

  Insurance Company. . . . . . . .            225           243            4
 M Fund Inc. . . . . . . . . . . .             --            --           --
Asset charges payable  . . . . . .             --            --           --
                                      -----------   -----------     --------
Total liabilities. . . . . . . . .            225           243            4
                                      -----------   -----------     --------
Net assets . . . . . . . . . . . .    $13,849,938   $14,740,510     $223,309
                                      ===========   ===========     ========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                        YEARS AND PERIODS ENDED JUNE 30,



                                                      LARGE CAP GROWTH SUBACCOUNT                 ACTIVE BOND SUBACCOUNT
                                                ----------------------------------------  -----------------------------------------
                                                    2000           1999          1998         2000          1999           1998
                                                ------------  -------------  -----------  ------------  ------------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . .   $   376,401   $ 49,742,797  $31,074,914  $ 2,666,529   $ 6,229,567    $6,701,784
 M Fund Inc.. . . . . . . . . . . . . . . . .            --             --           --           --            --            --
                                                -----------   ------------  -----------  -----------   -----------    ----------
Total investment income . . . . . . . . . . .       376,401     49,742,797   31,074,914    2,666,529     6,229,567     6,701,784
Expenses:
 Mortality and expense risks. . . . . . . . .       955,709      1,809,412    1,577,321      250,784       503,363       486,757
                                                -----------   ------------  -----------  -----------   -----------    ----------
Net investment income (loss). . . . . . . . .      (579,308)    47,933,385   29,497,593    2,415,745     5,726,204     6,215,027
Net realized and unrealized gain (loss) on investments:

 Net realized gain (loss) . . . . . . . . . .     7,392,676     37,974,300    7,477,359   (1,754,617)      137,370       125,377
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . .    10,198,110    (20,089,860)  50,180,004    1,907,150    (7,170,609)     (432,666)
                                                -----------   ------------  -----------  -----------   -----------    ----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . .    17,590,786     17,884,440   57,657,363      152,533    (7,033,239)     (307,289)
                                                -----------   ------------  -----------  -----------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . . . .   $17,011,478   $ 65,817,825  $87,154,956  $ 2,568,278   $(1,307,035)   $5,907,738
                                                ===========   ============  ===========  ===========   ===========    ==========


                        EMERGING MARKETS EQUITY SUBACCOUNT    INTERNATIONAL EQUITY INDEX SUBACCOUNT
                        ----------------------------------- ---------------------------------------
                            2000          1999      1998*        2000          1999          1998
                        -------------  ----------  --------  -------------  -----------  -------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. .      $       --     $121,921     $ 1     $   472,675    $1,867,788    $6,864,977
 M Fund Inc.. . . .              --           --      --              --            --            --
                         ----------     --------     ---     -----------   -----------    ----------
Total investment
 income. . . . . . .             --      121,921       1         472,675     1,867,788     6,864,977
Expenses:
 Mortality and expense
  risks. . . . . . .         15,926        4,687      --         162,990       280,522       258,595
                         ----------     --------     ---     -----------   -----------    ----------
Net investment income
 (loss). . . . . . .        (15,926)     117,234       1         309,685     1,587,266     6,606,382
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . .         267,515      288,630      (1)        736,294       423,295     1,270,070
 Net unrealized
  appreciation
  (depreciation)
  during the period.       (906,100)     475,390      (4)     (4,145,288)   11,546,984        23,662
                         ----------     --------     ---     -----------   -----------    ----------
Net realized and
 unrealized gain
 (loss) on investments     (638,585)     764,020      (5)     (3,408,994)   11,970,279     1,293,732
                         ----------     --------     ---     -----------   -----------    ----------
Net increase
 (decrease) in net
 assets resulting from
 operations. . . . .     $ (654,511)    $881,254     $(4)    $(3,099,309)  $13,557,545    $7,900,114
                         ==========     ========     ===     ===========   ===========    ==========

---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                        YEARS AND PERIODS ENDED JUNE 30,



                                              INTERNATIONAL OPPORTUNITIES II SUBACCOUNT         SMALL CAP GROWTH SUBACCOUNT
                                             ------------------------------------------   -------------------------------------
                                                 2000            1999          1998*         2000          1999          1998
                                             --------------  ------------- -------------  ------------  -----------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I. . .     $  6,035        $    935       $     2     $        --   $ 3,360,284   $       --
 M Fund Inc. . . . . . . . . . . . . . . .           --              --            --              --            --           --
                                               --------        --------      --------     -----------   -----------   ----------
Total investment income. . . . . . . . . .        6,035             935             2              --     3,360,284           --
Expenses:
 Mortality and expense risks . . . . . . .        1,211             435             1         108,823        97,719       57,076
                                               --------        --------      --------     -----------   -----------   ----------
Net investment income (loss) . . . . . . .        4,824             500             1        (108,823)    3,262,565      (57,076)
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss). . . . . . . . .       11,472           1,382            --       1,359,131     1,209,833      157,975
 Net unrealized appreciation (depreciation)
  during the period. . . . . . . . . . . .      (16,847)         27,261            69      (1,341,523)    5,952,186    1,605,647
                                               --------        --------      --------     -----------   -----------   ----------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . .       (5,375)         28,643            69          17,608     7,162,019    1,763,622
                                               --------        --------      --------     -----------   -----------   ----------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . .     $   (551)       $ 29,143       $    70     $   (91,215)  $10,424,584   $1,706,546
                                               ========        ========      ========     ===========   ===========   ==========


                         GLOBAL BALANCED SUBACCOUNT          MID CAP GROWTH SUBACCOUNT
                        ------------------------------  -------------------------------------
                          2000       1999       1998       2000          1999         1998
                        ---------  ---------  --------  ------------ -----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. .     $ 22,471   $149,495   $111,976  $        --   $5,920,731   $  993,504
M Fund Inc.. . . . .          --         --         --           --           --           --
                        --------   --------   --------  -----------  -----------   ----------
Total investment
 income. . . . . . .      22,471    149,495    111,976           --    5,920,731      993,504
Expenses:
 Mortality and expense
  risks. . . . . . .       4,809     10,171      8,831      223,064      146,891       42,815
                        --------   --------   --------  -----------  -----------  -----------
Net investment income
 (loss). . . . . . .      17,662    139,324    103,145     (223,064)   5,773,840      950,689
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . .      (11,784)      (975)    20,527    1,825,368    2,379,524      338,131
 Net unrealized
  appreciation
  (depreciation)
  during the period.     (87,484)   (61,234)   108,042   (7,117,948)  17,416,514    1,477,149
                        --------   --------   --------  -----------  -----------   ----------
Net realized and
 unrealized gain
(loss) on investments   (99,268)   (62,209)   128,569   (5,292,580)  19,796,038    1,815,280
                        --------   --------   --------  -----------  -----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations. . . . .    $(81,606)  $ 77,115   $231,714  $(5,515,644) $25,569,878   $2,765,969
                        ========   ========   ========  ===========  ===========   ==========

---------

* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                        YEARS AND PERIODS ENDED JUNE 30,



                             LARGE CAP VALUE SUBACCOUNT                MONEY MARKET SUBACCOUNT
                        -------------------------------------  -------------------------------------
                          2000         1999          1998          2000        1999          1998
                        ----------  ------------  ------------  ---------- ------------  -------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $ 177,767   $ 1,029,319   $   560,242   $  819,685  $ 1,253,474   $ 1,110,309
 M Fund Inc.. . . . .          --            --            --           --           --            --
                        ---------   -----------   -----------   ----------  -----------   -----------
Total investment
 income . . . . . . .     177,767     1,029,319       560,242      819,685    1,253,474     1,110,309
Expenses:
 Mortality and expense
  risks . . . . . . .      47,677        81,248        54,311       83,972      151,506       125,891
                        ---------   -----------   -----------   ---------- ------------   -----------
Net investment income
 (loss) . . . . . . .     130,090       948,071       505,931      735,713    1,101,968       984,418
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
(loss). . . . . . .     (57,916)      590,392       364,328             --           --            --
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (499,449)   (1,512,713)     (186,805)           1           --            --
                        ---------   -----------   -----------   ---------- ------------   -----------
Net realized and
 unrealized gain
 (loss) on investments   (557,365)     (922,321)      177,523            1           --            --
                        ---------   -----------   -----------   ---------- ------------   -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(427,275)  $    25,750   $   683,454   $  735,714  $ 1,101,968   $   984,418
                        =========   ===========   ===========   ========== ============   ===========


                              MID CAP VALUE SUBACCOUNT            SMALL/MID CAP GROWTH SUBACCOUNT
                        -------------------------------------  -------------------------------------
                          2000         1999          1998          2000        1999           1998
                        ----------  ------------  ------------  -----------  ------------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $  33,379   $    99,940   $   142,246   $       --   $7,118,263    $  863,342
 M Fund Inc.. . . . .          --            --            --           --           --            --
                        ---------   -----------   -----------   ----------  -----------    ----------
Total investment
 income. . . . . . .       33,379        99,940       142,246           --    7,118,263       863,342
Expenses:
 Mortality and expense
  risks. . . . . . .       44,292        95,346        95,456      135,896      264,633       281,235
                        ---------   -----------   -----------   ----------  -----------    ----------
Net investment income
 (loss). . . . . . .      (10,913)        4,594        46,790     (135,896)   6,853,630       582,107
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    (179,169)   (1,354,334)      470,277     (760,505)     332,328     1,879,057
 Net unrealized
  appreciation
  (depreciation)
  during the period.      942,303     2,021,700    (2,496,498)   4,618,045   (5,168,619)        3,090
                        ---------   -----------   -----------   ----------  -----------    ----------
Net realized and
 unrealized gain
 (loss) on investments    763,134       667,366    (2,026,221)   3,857,540   (4,836,291)    1,882,147
                        ---------   -----------   -----------   ----------  -----------    ----------
Net increase
 (decrease) in net
 assets resulting from
 operations. . . . .    $ 752,221   $   671,960   $(1,979,431)  $3,721,644   $2,017,339    $2,464,254
                        =========   ===========   ===========   ==========  ===========    ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                        YEARS AND PERIODS ENDED JUNE 30,


                                                      BOND INDEX SUBACCOUNT
                                             ----------------------------------------
                                                2000          1999         1998*
                                             ------------  ------------ -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I. . .   $    81,279   $    82,521   $        62

 M Fund Inc. . . . . . . . . . . . . . . .            --            --            --
                                             -----------   -----------  ------------
Total investment income. . . . . . . . . .        81,279        82,521            62
Expenses:
 Mortality and expense risks . . . . . . .         6,896         7,497             1
                                             -----------   -----------  ------------
Net investment income (loss) . . . . . . .        74,383        75,024            61
Net realized and unrealized gain (loss) on
investments:
 Net realized gain (loss). . . . . . . . .       (16,756)       (8,489)           --
 Net unrealized appreciation (depreciation)
  during the period. . . . . . . . . . . .        25,202       (91,357)          (88)
                                             -----------   -----------  ------------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . .         8,446       (99,846)          (88)
                                             -----------   -----------  ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . .   $    82,829   $   (24,822)  $       (27)
                                             ===========   ===========  ============
                                                   SMALL/MID CAP CORE SUBACCOUNT
                                             ------------------------------------------
                                                 2000           1999          1998*
                                             -------------  ------------ ---------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I. . .   $      1,372   $     17,267   $         --
 M Fund Inc. . . . . . . . . . . . . . . .             --             --             --
                                             ------------   ------------  -------------
Total investment income. . . . . . . . . .          1,372         17,267             --
Expenses:
 Mortality and expense risks . . . . . . .          3,446            666             16
                                             ------------   ------------  -------------
Net investment income (loss) . . . . . . .         (2,074)        16,601
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss). . . . . . . . .        (13,819)         1,450             --
 Net unrealized appreciation (depreciation)
  during the period. . . . . . . . . . . .        (55,289)        10,057          4,448
                                             ------------   ------------  -------------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . .        (69,108)        11,507          4,448
                                             ------------   ------------  -------------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . .   $    (71,182)  $     28,108   $      4,434
                                             ============   ============  =============


                                                  REAL ESTATE EQUITY SUBACCOUNT             GROWTH & INCOME SUBACCOUNT
                                             --------------------------------------  ------------------------------------------
                                                2000        1999           1998          2000           1999            1998
                                             ----------  ------------ -------------  -------------  -------------  --------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I        $  890,269  $ 2,118,195   $ 2,281,310   $  3,070,149   $ 72,156,977    $ 54,199,315
 M Fund Inc.. . . .                                  --           --            --             --             --              --
                                             ----------  -----------  ------------   ------------   ------------    ------------
Total investment income                         890,269    2,118,195     2,281,310      3,070,149     72,156,977      54,199,315
Expenses:
 Mortality and expense risks                     92,472      189,524       219,763      1,797,899      3,537,270       2,856,645
                                             ----------  -----------  ------------   ------------   ------------    ------------
Net investment income                           797,797    1,928,671     2,061,547      1,272,250     68,619,707      51,342,670
Net realized and unrealized gain (loss) on
investments:
 Net realized gain (loss)                        98,816      552,631       903,492     16,139,908     19,517,399      12,465,262
 Net unrealized appreciation (depreciation)
  during the period                           3,099,470   (3,233,362)  (10,193,226)   (22,842,914)    (2,623,478)     60,549,503
                                             ----------  -----------  ------------   ------------   ------------    ------------
Net realized and unrealized gain (loss) on
 investments. . . .                           3,198,286   (2,680,731)   (9,289,734)    (6,703,006)    16,893,921      73,014,765
                                             ----------  -----------  ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations                   $3,996,083  $  (752,060)  $(7,228,187)  $ (5,430,756)  $ 85,513,628    $124,357,435
                                             ==========  ===========  ============   ============   ============    ============

---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                        YEARS AND PERIODS ENDED JUNE 30,



                                                            MANAGED SUBACCOUNT                 SHORT-TERM BOND SUBACCOUNT
                                                  ---------------------------------------- -----------------------------------
                                                     2000           1999         1998        2000         1999          1998
                                                  ------------  ------------- -----------  ----------  -----------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . .   $ 5,856,071   $ 38,226,296  $42,558,328  $ 148,207   $  321,697    $  318,055
 M Fund Inc.. . . . . . . . . . . . . . . . . .            --             --           --         --           --            --
                                                  -----------   ------------  -----------  ---------   ----------    ----------
Total investment income . . . . . . . . . . . .     5,856,071     38,226,296   42,558,328    148,207      321,697       318,055
Expenses:
 Mortality and expense risks. . . . . . . . . .     1,135,153      2,441,499    2,438,618     11,937       27,433        27,623
Net investment income . . . . . . . . . . . . .     4,720,918     35,784,797   40,119,710    136,270      294,264       290,432
Net realized and unrealized gain (loss) on
investments:
 Net realized gain (loss) . . . . . . . . . . .     5,688,842     23,586,754    5,216,094    (18,255)     (61,939)       13,933
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .    (7,431,057)   (25,338,032)  28,230,322      8,831     (116,293)      (45,745)
                                                  -----------   ------------  -----------  ---------   ----------    ----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .    (1,742,215)    (1,751,278)  33,446,416     (9,424)    (178,232)      (31,812)
                                                  -----------   ------------  -----------  ---------   ----------    ----------
Net increase (decrease) in net assets resulting
 from operations. . . . . . . . . . . . . . . .   $ 2,978,703   $ 34,033,519  $73,566,126  $ 126,846   $  116,032    $  258,620
                                                  ===========   ============  ===========  =========   ==========    ==========

                                                                   INTERNATIONAL OPPORTUNITIES
                           SMALL CAP VALUE SUBACCOUNT                      SUBACCOUNT
                        ---------------------------------   ----------------------------------
                          2000        1999        1998        2000         1999        1998
                        ----------  ----------  ----------  ---------- ----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $  79,824   $ 243,470   $  54,320   $  45,420   $ 804,607   $   85,655
 M Fund Inc.. . . . .          --          --          --          --          --           --
                        ---------   ---------   ---------   ---------  ----------   ----------
Total investment
 income. . . . . . .       79,824     243,470      54,320      45,420     804,607       85,655
Expenses:
 Mortality and expense
  risks. . . . . . .       27,043      61,294      51,961      35,436      88,335       64,058
                        ---------   ---------   ---------   ---------  ----------   ----------
Net investment income      52,781     182,176       2,359       9,984     716,272       21,597
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    (578,291)   (497,642)    254,157     256,074   1,471,214      196,024
 Net unrealized
  appreciation
  (depreciation)
  during the period.      550,858     (88,006)   (813,644)   (823,276)  1,149,372    1,366,734
                        ---------   ---------   ---------   ---------  ----------   ----------
Net realized and
 unrealized gain
 (loss) on investments    (27,433)   (585,648)   (559,487)   (567,202)  2,620,586    1,562,758
                        ---------   ---------   ---------   ---------  ----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations. . . . .    $  25,348   $(403,472)  $(557,128)  $(557,218) $3,336,858   $1,584,355
                        =========   =========   =========   =========  ==========   ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                        YEARS AND PERIODS ENDED JUNE 30,



                              EQUITY INDEX SUBACCOUNT            HIGH YIELD BOND SUBACCOUNT
                        ------------------------------------ --------------------------------
                           2000          1999        1998       2000        1999        1998
                        ------------  ----------  ----------  ---------- ----------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $   241,657   $1,831,467  $  700,367  $  12,021   $  7,718    $     12
 M Fund Inc.. . . . .            --           --          --         --         --          --
                        -----------   ----------  ----------  ---------  ---------    --------
Total investment
 income . . . . . . .       241,657    1,831,467     700,367     12,021      7,718          12
Expenses:
 Mortality and expense
  risks . . . . . . .       128,139      216,154     108,231        821         569           1

                        -----------   ----------  ----------  ---------  ---------    --------
Net investment income       113,518    1,615,313     592,136     11,200      7,149          11
Net realized and unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     1,127,564    1,761,823     997,526     (2,247)    (4,898)         --
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (1,595,315)   3,255,121   2,882,597    (14,382)      (611)         (9)
                        -----------   ----------  ----------  ---------  ---------    --------
Net realized and
 unrealized gain
 (loss) on investments     (467,751)   5,016,944   3,880,123    (16,629)    (5,509)         (9)
                        -----------   ----------  ----------  ---------  ---------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $  (354,233)  $6,632,257  $4,472,259  $  (5,429)  $  1,640    $      2
                        ===========   ==========  ==========  =========  =========    ========

                            GLOBAL BOND SUBACCOUNT        TURNER CORE GROWTH SUBACCOUNT
                        -------------------------------- ------------------------------
                          2000        1999        1998      2000        1999      1998
                        ----------  ----------  --------  ----------  -------- ----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $ 164,507   $ 407,783   $217,011  $  24,984   $     --  $     --
 M Fund Inc.. . . . .          --          --         --         --    243,054    48,858
                        ---------   ---------   --------  ---------   --------  --------
Total investment
 income. . . . . . .      164,507     407,783    217,011     24,984    243,054    48,858
Expenses:
 Mortality and expense
  risks. . . . . . .       29,067      44,023     23,315      7,763     14,911     4,430
                        ---------   ---------   --------  ---------   --------  --------
Net investment income
 (loss). . . . . . .      135,440     363,760    193,696     17,221    228,143    44,428
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     (42,183)        959     25,425    331,118    411,650    38,125
 Net unrealized
  appreciation
  (depreciation)
  during the period.     (219,831)   (578,510)    91,397   (219,831)    25,769   318,448

                        ---------   ---------   --------  ---------   --------  --------
Net realized and
 unrealized gain
 (loss) on investments   (262,014)   (577,551)   116,822    111,287    437,419   356,573

                        ---------   ---------   --------  ---------   --------  --------
Net increase
 (decrease) in net
 assets resulting from
 operations. . . . .    $(126,574)  $(213,791)  $310,518  $ 128,508   $665,562  $401,001
                        ========    ========    =======   ========    =======   ========

See accompanying notes.

                        YEARS AND PERIODS ENDED JUNE 30,


                         BRANDES INTERNATIONAL EQUITY     FRONTIER CAPITAL APPRECIATION

                                  SUBACCOUNT                       SUBACCOUNT
                        ------------------------------ --------------------------------
                          2000       1999       1998       2000        1999       1998
                        --------  ----------  --------  ----------  ---------- -----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $171,481  $       --  $     --  $  395,888  $       --  $     --
 M Fund Inc.. . . . .         --     391,652    76,526          --     363,096    14,932
                        --------  ----------  --------  ----------  ----------  --------
Total investment
 income . . . . . . .    171,481     391,652    76,526     395,888     363,096    14,932
Expenses:
 Mortality and expense
  risks . . . . . . .     36,713      26,814     6,543      43,109      55,548    24,050
                        --------  ----------  --------  ----------  ----------  --------
Net investment income
 (loss) . . . . . . .    134,768     364,838    69,983     352,779     307,548    (9,118)
Net realized and
unrealized gain on
investments:
 Net realized gain. .     33,908      40,298     8,487     206,679     161,229    89,974
 Net unrealized
  appreciation during
  the period. . . . .    401,022   1,857,041   101,256   1,264,109   3,089,604   524,011
                        --------  ----------  --------  ----------  ----------  --------
Net realized and
 unrealized gain on
 investments. . . . .    434,930   1,897,339   109,743   1,470,788   3,250,833   613,985
                        --------  ----------  --------  ----------  ----------  --------
Net increase in net
 assets resulting from
 operations . . . . .   $569,698  $2,262,177  $179,726  $1,823,567  $3,558,381  $604,867
                        ========  ==========  ========  ==========  ==========  ========

                                                              CLIFTON
                                                        ENHANCED U.S. EQUITY
                                                              SUBACCOUNT

                                                        ---------------------
                                                           2000        1999**
                                                        -----------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . . . . .    $  5,849      $  --
 M Fund Inc.. . . . . . . . . . . . . . . . . . . . .          --         --
                                                         --------      -----
Total investment income . . . . . . . . . . . . . . .       5,849         --
Expenses:
 Mortality and expense risks                                  333         22
                                                         --------      -----
Net investment income (loss). . . . . . . . . . . . .       5,516        (22)
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) . . . . . . . . . . . . . .           6       (746)
 Net unrealized appreciation (depreciation) during the
  period. . . . . . . . . . . . . . . . . . . . . . .     (11,845)        --
                                                         --------      -----
Net realized and unrealized gain (loss) on investments    (11,839)      (746)
                                                         --------      -----
Net increase (decrease) in net assets resulting from
 operations . . . . . . . . . . . . . . . . . . . . .    $ (6,323)     $(768)
                                                         ========      =====

---------

** From August 18, 1999 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                        YEARS AND PERIODS ENDED JUNE 30,



                                                 LARGE CAP GROWTH SUBACCOUNT                   ACTIVE BOND SUBACCOUNT
                                         -------------------------------------------  -----------------------------------------
                                             2000           1999            1998         2000           1999            1998
                                         -------------  -------------- -------------  ------------  -------------  ---------------
Increase (decrease) in net assets from operations:

 Net investment income (loss). . . . .   $   (579,308)  $  47,933,385   $29,497,593   $ 2,415,745   $  5,726,204    $  6,215,027
 Net realized gains (losses) . . . . .      7,392,676      37,974,300     7,477,359    (1,754,617)       137,370         125,377
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . . . . . .     10,198,110     (20,089,860)   50,180,004     1,907,150     (7,170,609)       (432,666)
                                         ------------   -------------  ------------   -----------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .     17,011,478      65,817,825    87,154,956     2,568,278     (1,307,035)      5,907,738
From policyholder transactions:
 Net premiums from
  policyholders. . . . . . . . . . . .     25,649,606      47,366,436    50,518,731    12,901,856     14,339,968      17,861,340
 Net benefits to policyholders . . . .    (28,603,532)   (109,055,989)  (40,022,049)   (9,057,766)   (15,723,809)    (15,352,996)
                                          ------------   -----------   ------------    ------------  -----------     -----------
Net assets at end of period. . . . . .   $336,242,339   $ 322,184,787  $318,056,515   $89,502,053   $ 83,089,685    $ 85,780,561
                                         ============   =============  ============   ===========   ============    ============

                                         EMERGING MARKETS EQUITY SUBACCOUNT    INTERNATIONAL EQUITY INDEX SUBACCOUNT
                                         ----------------------------------- ------------------------------------------
                                            2000          1999       1998*       2000           1999            1998
                                         ------------  ------------  ------   -----------   ------------    ------------
 Net investment income (loss)            $   (15,926)  $   117,234   $    1   $   309,685   $  1,587,266    $  6,606,382
 Net realized gains (losses)                 267,515       288,630       (1)      736,294        423,295       1,270,070
 Net unrealized appreciation
  (depreciation) during the
  period. . . . .                           (906,100)      475,390       (4)   (4,145,288)    11,546,984          23,662
                                         -----------   -----------   ------    --------       --------            -----
Net increase (decrease) in net assets
 resulting from operations                  (654,511)      881,254       (4)   (3,099,309)    13,557,545       7,900,114
From policyholder transactions:
 Net premiums from
  policyholders.                           5,282,122     2,935,233    1,730     5,665,237     12,752,321      11,092,106
 Net benefits to policyholders            (1,412,911)   (1,260,627)     (37)   (7,122,562)   (11,265,586)    (16,638,265)
                                         -----------   -----------   ------  ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. .                           3,869,211     1,674,606    1,693    (1,457,325)     1,486,735      (5,546,159)
                                         -----------   -----------   ------  ------------   ------------    ------------
Net increase (decrease) in net assets      3,214,700     2,555,860    1,689    (4,556,634)    15,044,280       2,353,955
Net assets at beginning of period          2,557,549         1,689       --    59,369,204     44,324,924      41,970,969
                                         -----------   -----------   ------  ------------   ------------    ------------
Net assets at end of period              $ 5,772,249   $ 2,557,549   $1,689   $54,812,570   $ 59,369,204    $ 44,324,924
                                         ===========   ===========   ======  ============   ============    ============

---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                        YEARS AND PERIODS ENDED JUNE 30,


                                                  INTERNATIONAL OPPORTUNITIES II
                                                            SUBACCOUNT                       SMALL CAP GROWTH SUBACCOUNT
                                              --------------------------------------  -----------------------------------------
                                                 2000         1999         1998*          2000           1999           1998
                                              -----------  ------------ ------------  --------------  ------------  --------------
Increase (decrease) in net assets from operations:

 Net investment income (loss) . . . . . . .   $    4,824   $       500   $       61   $    (108,823)  $ 3,262,565    $   (57,076)
 Net realized gains . . . . . . . . . . . .       11,472         1,382           --       1,359,131     1,209,833        157,975
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . .      (16,847)       27,261           69      (1,341,523)    5,952,186      1,605,647
                                              ----------   -----------  -----------   -------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . . .         (551)       29,143           70         (91,215)   10,424,584      1,706,546
From policyholder transactions:
 Net premiums from policyholders. . . . . .      429,157       275,194        1,850      20,073,221     9,698,604      6,942,161
 Net benefits to policyholders. . . . . . .     (138,634)      (29,112)         (35)     (7,353,810)   (6,196,218)    (3,551,395)
                                              ----------   -----------  -----------   -------------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions. . . . . . . . .      290,523       246,082        1,815      12,719,411     3,502,386      3,390,766
                                              ----------   -----------  -----------   -------------   -----------    -----------
Net increase in net assets. . . . . . . . .      289,972       275,225        1,885      12,628,196    13,926,970      5,097,312
Net assets at beginning of period . . . . .      277,110         1,885           --      27,413,035    13,486,065      8,388,753
                                              ----------   -----------  -----------   -------------   -----------    -----------
Net assets at end of period . . . . . . . .   $  567,082   $   277,110   $    1,885   $  40,041,231   $27,413,035    $13,486,065
                                              ==========   ===========  ===========   =============   ===========    ===========

                                                       GLOBAL BALANCED SUBACCOUNT
                                                  ------------------------------------
                                                     2000         1999        1998
                                                  -----------  ----------- -----------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)                     $   17,662   $  139,324   $ 103,145
 Net realized gains (losses)                         (11,784)        (975)     20,527
 Net unrealized appreciation (depreciation)
  during the period.                                 (87,484)     (61,234)    108,042
                                                  ----------   ----------  ----------
Net increase (decrease) in net assets resulting
 from operations. . .                                (81,606)      77,115     231,714
From policyholder transactions:
 Net premiums from policyholders                     154,405      408,648     775,469
 Net benefits to policyholders                      (240,179)    (457,724)   (433,887)
                                                  ----------   ----------  ----------
Net increase (decrease) in net assets resulting
 from policyholder transactions                      (85,774)     (49,076    341,582
                                                  ----------   ----------  ----------
Net increase (decrease) in net assets               (167,380)      28,039     573,296
Net assets at beginning of period                  1,759,140    1,731,101   1,157,805
                                                  ----------   ----------  ----------
Net assets at end of period                       $1,591,760   $1,759,140  $1,731,101
                                                  ==========   ==========  ==========
                                                         MID CAP GROWTHSUBACCOUNT

                                                  ----------------------------------------
                                                      2000          1999          1998
                                                  -------------  ------------ --------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                     $   (223,064)  $ 5,773,840   $   950,689
 Net realized gains (losses)                         1,825,368     2,379,524       338,131
 Net unrealized appreciation (depreciation)
  during the period.                                (7,117,948)   17,416,514     1,477,149
                                                  ------------   -----------   -----------
Net increase (decrease) in net assets resulting     (5,515,644)   25,569,878     2,765,969
 from operations. . .
From policyholder transactions:
 Net premiums from policyholders                    37,904,385    31,236,463     6,310,992

 Net benefits to policyholders                     (12,161,915)   (9,304,845)   (2,644,280)
                                                  ------------   -----------   -----------
Net increase (decrease) in net assets resulting
 from policyholder transactions                     25,740,470    21,931,618     3,666,712
                                                  ------------   -----------   -----------
Net increase (decrease) in net assets               20,226,826    47,501,496     6,432,681
Net assets at beginning of period                   58,721,139    11,219,643     4,786,962
                                                  ------------   -----------   -----------
Net assets at end of period                       $ 78,947,965   $58,721,139   $11,219,643
                                                  ============   ===========   ===========

---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                        YEARS AND PERIODS ENDED JUNE 30,


                                                 LARGE CAP VALUE SUBACCOUNT                  MONEY MARKET SUBACCOUNT
                                           ---------------------------------------  ------------------------------------------
                                              2000          1999          1998          2000           1999            1998
                                           ------------  ------------ ------------  -------------  -------------  ---------------
Increase in net assets from operations:
 Net investment income . . . . . . . . .   $   130,090   $   948,071   $  505,931   $    735,713   $  1,101,968    $    984,418
 Net realized gains (losses) . . . . . .       (57,916)      590,392      364,328             --             --              --
 Net unrealized appreciation
  (depreciation) during the period . . .      (499,449)   (1,512,713)    (186,805)             1             --              --
                                           -----------   -----------  -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . . .      (427,275)       25,750      683,454        735,714      1,101,968         984,418
From policyholder transactions:
 Net premiums from policyholders . . . .     3,046,322    10,870,610    6,344,623     17,860,548     38,178,810      29,578,379
 Net benefits to policyholders . . . . .    (2,261,112)   (5,528,175)  (2,846,246)   (26,593,203)   (27,659,025)    (26,039,388)
                                           -----------   -----------  -----------   ------------   ------------   -------------
Net increase (decrease) in net assets
 resulting from policyholder transactions      785,210     5,342,435    3,498,377     (8,732,655)    10,519,785       3,538,991
                                           -----------   -----------  -----------   ------------   ------------   -------------
Net increase (decrease) in net assets. .       357,935     5,368,185    4,181,831     (7,996,941)    11,621,753       4,523,409
Net assets at beginning of period. . . .    16,085,160    10,716,975    6,535,144     32,648,014     21,026,261      16,502,852
                                           -----------   -----------  -----------   ------------   ------------    ------------
Net assets at end of period. . . . . . .   $16,443,095   $16,085,160  $10,716,975   $ 24,651,073   $ 32,648,014    $ 21,026,261
                                           ===========   ===========  ===========   ============   ============    ============

                                                  MID CAP VALUE SUBACCOUNT               SMALL/MID CAP GROWTH SUBACCOUNT
                                           ---------------------------------------  ------------------------------------------
                                              2000          1999          1998          2000           1999            1998
                                           ------------  ------------ ------------  -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)              $   (10,913)  $     4,594   $   46,790   $   (135,896)  $  6,853,630    $    582,107
 Net realized gains (losses)                  (179,169)   (1,354,334)     470,277       (760,505)       332,328       1,879,057
Net unrealized appreciation
  (depreciation) during the period             942,303     2,021,700   (2,496,498)     4,618,045     (5,168,619)          3,090
                                           -----------   -----------  -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations                     752,221       671,960   (1,979,431)     3,721,644      2,017,339       2,464,254
From policyholder transactions:
 Net premiums from policyholders             2,624,110     7,348,479   12,176,727      1,312,528     12,408,208      15,336,390
 Net benefits to policyholders              (2,810,238)   (9,527,903  (7,125,389)    (1,805,352)   (13,127,845)    (24,152,376)
                                           -----------   -----------  -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions     (186,128)   (2,179,424   5,051,338       (492,824)      (719,637)     (8,815,986)
                                           -----------   -----------  -----------   ------------   ------------    ------------
Net increase (decrease) in net assets          566,093    (1,507,464   3,071,907      3,228,820      1,297,702      (6,351,732)
Net assets at beginning of period           14,746,878    16,254,342   13,182,435     46,780,939     45,483,237      51,834,969
                                           -----------   -----------  -----------   ------------   ------------    ------------
Net assets at end of period                $15,312,971   $14,746,878  $16,254,342   $ 50,009,759   $ 46,780,939    $ 45,483,237
                                           ===========   ===========  ===========   ============   ============    ============

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                        YEARS AND PERIODS ENDED JUNE 30,



                                                  BOND INDEX SUBACCOUNT                   SMALL/MID CAP CORE SUBACCOUNT
                                         ----------------------------------------  -------------------------------------------
                                            2000          1999          1998*          2000           1999            1998*
                                         ------------  ------------ -------------  -------------  -------------  ----------------
Increase (decrease) in net assets from operations:
 Net investment income (loss). . . . .   $    74,383   $    75,024   $        61   $     (2,074)  $     16,601    $         (14)
 Net realized gains (losses) . . . . .       (16,756)       (8,489)           --        (13,819)         1,450               --
 Net unrealized appreciation
  (depreciation) during the period . .        25,202       (91,357)          (88)       (55,289)        10,057            4,448
                                         -----------   -----------  ------------   ------------   ------------    -------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .        82,829       (24,822          (27)       (71,182)        28,108            4,434
From policyholder transactions:
 Net premiums from policyholders . . .       131,358     2,363,570         4,217      1,940,705        126,096           51,606
 Net benefits to policyholders . . . .       (58,389)     (125,783)           --     (1,177,190)       (10,705)              --
                                         -----------   -----------  ------------   ------------   ------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .        72,969     2,237,787         4,190        763,515        115,391           51,606
                                         -----------   -----------  ------------   ------------   ------------    -------------
Net increase (decrease) in net assets.       155,798     2,212,965                      692,333        143,499           56,040
Net assets at beginning of period. . .     2,217,155         4,190            --        199,539         56,040               --
                                         -----------   -----------  ------------   ------------   ------------    -------------
Net assets at end of period. . . . . .   $ 2,372,953   $ 2,217,155   $     4,190   $    891,872   $    199,539    $      56,040
                                         ===========   ===========  ============   ============   ============    =============

                                              REAL ESTATE EQUITY SUBACCOUNT                GROWTH & INCOME SUBACCOUNT
                                         ----------------------------------------  ------------------------------------------
                                            2000          1999           1998          2000           1999            1998
                                         ------------  ------------ -------------  -------------  -------------  ---------------
Increase in net assets from operations:
 Net investment income                   $   797,797   $ 1,928,671   $ 2,061,547   $  1,272,250   $ 68,619,707    $ 51,342,670
 Net realized gains                           98,816       552,631       903,492     16,139,908     19,517,399      12,465,262
 Net unrealized appreciation
  (depreciation) during the period         3,099,470    (3,233,362)  (10,193,226)   (22,842,914)    (2,623,478)     60,549,503
                                         -----------   -----------  ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations                 3,996,083      (752,060)   (7,228,187)    (5,430,766)    85,513,628     124,357,435
From policyholder transactions:
Net premiums from policyholders            4,748,137     7,015,135     9,200,146     40,368,665     91,655,386      92,202,780
 Net benefits to policyholders            (4,255,199)   (9,317,401)  (10,281,699)   (63,151,010)   (95,299,988)    (79,305,839)
                                         -----------   -----------  ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. .                             492,938    (2,302,266)   (1,081,553)   (22,782,345)    (3,644,602)     12,896,941
                                         -----------   -----------  ------------   ------------   ------------    ------------
Net increase (decrease) in net assets      4,489,021    (3,054,326)   (8,309,740)   (28,213,101)    81,869,026     137,254,376
Net assets at beginning of period         31,195,286    34,249,612    42,559,352    634,182,357    552,313,331     415,058,955
                                         -----------   -----------  ------------   ------------   ------------    ------------
Net assets at end of period              $35,684,307   $31,195,286   $34,249,612   $605,969,256   $634,182,357    $552,313,331
                                         ===========   ===========  ============   ============   ============    ============

---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                        YEARS AND PERIODS ENDED JUNE 30,



                                                        MANAGED SUBACCOUNT
                                            -------------------------------------------
                                                2000           1999           1998
                                            -------------  -------------- -------------
Increase (decrease) in net assets from
 operations:
 Net investment income. . . . . . . . . .   $  4,720,918   $  35,784,797   $40,119,710
 Net realized gains (losses). . . . . . .      5,688,842      23,586,754     5,216,094
 Net unrealized appreciation
  (depreciation) during the period. . . .     (7,431,057)    (25,338,032)   28,230,322
                                            ------------   -------------  ------------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . .      2,978,703      34,033,519    73,566,126
From policyholder transactions:
 Net premiums from policyholders. . . . .     23,285,933      54,900,113    67,707,213
 Net benefits to policyholders. . . . . .    (44,622,147)   (141,629,545)  (60,791,416)
                                            ------------   -------------  ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions    (21,336,214)    (86,729,432    6,915,797
                                            ------------   -------------  ------------
Net increase (decrease) in net assets . .    (18,357,511)    (52,695,913)   80,481,923
Net assets at beginning of period . . . .    398,051,112     450,747,025   370,265,102
                                            ------------   -------------  ------------
Net assets at end of period . . . . . . .   $379,693,601   $ 398,051,112  $450,747,025
                                            ============   =============  ============
                                                  SHORT-TERM BOND SUBACCOUNT
                                            ---------------------------------------
                                               2000          1999           1998
                                            ------------  ------------ --------------
Increase (decrease) in net assets from
 operations:
 Net investment income. . . . . . . . . .   $   136,270   $   294,264    $  290,432
 Net realized gains (losses). . . . . . .       (18,255)      (61,939)       13,933
 Net unrealized appreciation
  (depreciation) during the period. . . .         8,831      (116,293)      (45,745)
                                            -----------   -----------   -----------
Net increase in net assets resulting from       126,846       116,032       258,620
 operations . . . . . . . . . . . . . . .
From policyholder transactions:
 Net premiums from policyholders. . . . .       440,916    (2,276,021)    3,006,339
 Net benefits to policyholders. . . . . .      (497,139)    3,751,891)   (1,696,858)
                                            -----------   -----------   -----------
Net increase (decrease) in net assets
 resulting from policyholder transactions       (56,223)   (1,475,870)    1,309,481
                                            -----------   -----------   -----------
Net increase (decrease) in net assets . .        70,623    (1,359,838)    1,568,101
Net assets at beginning of period . . . .     4,686,254     6,046,092     4,477,991
                                            -----------   -----------   -----------
Net assets at end of period . . . . . . .   $ 4,756,877   $ 4,686,254    $6,046,092
                                            ===========   ===========   ===========

                                                                                         INTERNATIONAL OPPORTUNITIES
                                               SMALL CAP VALUE SUBACCOUNT                        SUBACCOUNT
                                         ---------------------------------------  ----------------------------------------
                                            2000          1999          1998         2000           1999           1998
                                         ------------  ------------ ------------  ------------  -------------  --------------
Increase (decrease) in net assets from operations:
 Net investment income                   $    52,781   $   182,176   $     2,359  $     9,984   $    716,272    $    21,597
 Net realized gains (losses)                (578,291)     (497,642)      254,157      256,074      1,471,214        196,024
 Net unrealized appreciation
  (depreciation) during the period           550,858       (88,006)    (813,644)     (823,276)     1,149,372      1,366,734
                                         -----------   -----------   -----------  -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations                    25,348      (403,472)    (557,128)     (557,218)     3,336,858      1,584,355
From policyholder transactions:
 Net premiums from policyholders           1,903,162     4,969,799     7,056,455    3,697,470      3,603,306     11,422,860
 Net benefits to policyholders            (3,592,944)   (4,194,616)  (3,706,669)   (1,991,966)   (12,969,789)    (2,428,740)
                                         -----------   -----------   -----------  -----------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. .                          (1,689,782)      775,183     3,349,786    1,705,504     (9,366,483)     8,994,120
                                         -----------   -----------   -----------  -----------   ------------    -----------
Net increase (decrease) in net assets     (1,664,434)      371,711     2,792,658    1,148,286     (6,029,625)    10,578,475
Net assets at beginning of period         10,245,510     9,873,799     7,081,141   11,058,874     17,088,499      6,510,024
                                         -----------   -----------   -----------  -----------   ------------    -----------
Net assets at end of period              $ 8,581,076   $10,245,510   $ 9,873,799  $12,207,160   $ 11,058,874    $17,088,499
                                         ===========   ===========   ===========  ===========   ============    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                        YEARS AND PERIODS ENDED JUNE 30,


                                                        EQUITY INDEX SUBACCOUNT                HIGH YIELD BOND SUBACCOUNT
                                                ----------------------------------------  -------------------------------------
                                                   2000           1999         1998          2000          1999         1998*
                                                ------------  ------------- ------------  ------------  -----------  -------------
Increase (decrease) in net assets from operations:

 Net investment income. . . . . . . . . . . .   $   113,518   $  1,615,313   $  592,136   $    11,200   $    7,149    $       11
 Net realized gains (losses). . . . . . . . .     1,127,564      1,761,823      997,526        (2,247)      (4,898)           --
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . .    (1,595,315)     3,255,121    2,882,597       (14,382)        (611)           (9)
                                                -----------   ------------  -----------   -----------   ----------    ----------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . . . .      (354,233)     6,632,257    4,472,259        (5,429)       1,640             2
From policyholder transactions:
 Net premiums from policyholders. . . . . . .     8,643,740     21,134,600   18,349,859       240,481      270,875         1,791
 Net benefits to policyholders. . . . . . . .    (7,395,787)   (10,605,541  (6,452,625)      (85,097)    (112,214)          (28)
                                                -----------   ------------  -----------   -----------   ----------    ----------
Net increase in net assets resulting from
 policyholder transactions. . . . . . . . . .     1,247,953     10,529,059   11,897,234       155,384      158,661         1,763
                                                -----------   ------------  -----------   -----------   ----------    ----------
Net increase in net assets. . . . . . . . . .       893,720     17,161,316   16,369,493       149,955      160,301         1,765
Net assets at beginning of period . . . . . .    43,960,885     26,799,569   10,430,076       162,066        1,765            --
                                                -----------   ------------  -----------   -----------   ----------    ----------
Net assets at end of period . . . . . . . . .   $44,854,605   $ 43,960,885  $26,799,569   $   312,021   $  162,066    $    1,765
                                                ===========   ============  ===========   ===========   ==========    ==========


                                                          GLOBAL BOND SUBACCOUNT
                                                  --------------------------------------
                                                     2000          1999         1998
                                                  ------------  ------------ -----------
Increase (decrease) in net assets from operations:
 Net investment income                            $   135,440   $   363,760   $ 193,696
 Net realized gains (losses)                          (42,183)          959      25,425
 Net unrealized appreciation (depreciation)
  during the period.                                  184,230      (578,510)     91,397
                                                  -----------   -----------  ----------
Net increase (decrease) in net assets resulting
 from operations. .                                   277,487      (213,791)    310,518
From policyholder transactions:
 Net premiums from policyholders                    1,432,397     6,601,235   2,562,718
 Net benefits to policyholders                       (976,067)   (1,575,307)   (892,634)
                                                  -----------   -----------  ----------
Net increase (decrease) in net assets resulting
 from policyholder transactions                       456,330     5,025,928   1,670,084
                                                  -----------   -----------  ----------
Net increase (decrease) in net assets                 733,817     4,812,137   1,980,602

Net assets at beginning of period                   9,420,547     4,608,410   2,627,808

                                                  -----------   -----------  ----------
Net assets at end of period                       $10,154,364   $ 9,420,547  $4,608,410
                                                  ===========   ===========  ==========
                                                      TURNER CORE GROWTH SUBACCOUNT
                                                  --------------------------------------
                                                     2000          1999          1998
                                                  ------------  ------------ -------------
Increase (decrease) in net assets from operations:
 Net investment income                            $    17,221   $   228,143    $  44,428
 Net realized gains (losses)                          331,118       411,650       38,125
 Net unrealized appreciation (depreciation)
  during the period.                                 (219,831)       25,769      318,448
                                                  -----------   -----------   ----------
Net increase (decrease) in net assets resulting       128,508       665,562      401,001
 from operations. .From policyholder transactions:
 Net premiums from policyholders                      364,158     1,780,115    2,940,093
 Net benefits to policyholders                     (1,200,463)   (2,330,735)    (811,472)
                                                  -----------   -----------   ----------
Net increase (decrease) in net assets resulting
 from policyholder transactions                      (836,305)     (550,620)   2,128,621
                                                  -----------   -----------   ----------
Net increase (decrease) in net assets                (707,797)      114,942    2,529,622
Net assets at beginning of period                   2,889,399     2,774,457      244,835
                                                  -----------   -----------   ----------
Net assets at end of period                       $ 2,181,602   $ 2,889,399   $2,774,457
                                                  ===========   ===========   ==========

---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                       SUPPLEMENT DATED NOVEMBER 1, 2000

                                       TO


                      PROSPECTUSES DATED NOVEMBER 1, 2000

                           __________________________

  This Supplement is intended to be distributed with certain prospectuses dated November 1, 2000 for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Medallion Variable Life", "Medallion Variable Universal Life II", "Medallion Executive Variable Life", "Medallion Executive Variable Life III", "Variable Estate Protection", "Variable Estate Protection II", "Flex V-1" or "Flex V-2". We refer to these prospectuses as the "Product Prospectuses."
   This Supplement will be used only with policies sold through the Product Prospectuses and through registered representatives affiliated with the M Financial Group.
                           __________________________

                            GUIDE TO THIS SUPPLEMENT


 . Page 2 of this Supplement contains amendments to the Product Prospectuses relating to FOUR ADDITIONAL VARIABLE INVESTMENT OPTIONS.
 . Starting on Page 3 of this Supplement, we provide REVISED ILLUSTRATIONS of death benefits, account values, surrender values and accumulated premiums to replace the illustration contained in each of the following Product Prospectuses.

Product Prospectus:                      Revised illustration begins on page:
-------------------                      ------------------------------------
Medallion Variable Life ...............                     3
Medallion Variable Universal Life II ..                    17
Medallion Executive Variable Life .....                    25
Medallion Executive Variable Life III .                    33
Variable Estate Protection ............                    41
Variable Estate Protection II .........
Flex V-2 ..............................
Flex V-1 ..............................                    75

  THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED MAY 1, 2000 FOR THE M FUND, INC. THAT CONTAINS DETAILED INFORMATION ABOUT THE FUNDS. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING ANY OF THE FOUR ADDITIONAL VARIABLE INVESTMENT OPTIONS.

                       AMENDMENTS TO PRODUCT PROSPECTUSES
                       ----------------------------------


 1. The table on the cover page of each Product Prospectus is amended to include the following four additional variable investment options:

                    VARIABLE INVESTMENT OPTION                       MANAGED BY:
                    --------------------------                       --------- -
  Brandes International Equity . . . . . . . . . . . . . . . . . .   Brandes Investment Partners, L.P.
  Turner Core Growth . . . .                                         Turner Investment Partners, Inc.
  Frontier Capital Appreciation                                      Frontier Capital Managment Company, LLC
  Clifton Enhanced U.S. Equity . . . . . . . . . . . . . . . . . .   The Clifton Group
------------------------------------------------------------------------------ --------------------------------

2. The second paragraph on page 2 of each Product Prospectus is amended to include the following:

      "If you select one or more of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation or Clifton Enhanced U.S. Equity variable investment options, we will invest your money in the corresponding investment option(s) of the M Fund, Inc. M Fund, Inc. is a so-called "series" type mutual fund registered with the SEC. In the prospectus, the term 'Trusts' includes M Fund, Inc., and the term 'funds' includes the corresponding investment options of M Fund, Inc. We may modify or delete the variable investment options in the future."

3. The fund expense table appearing in the section of each Product Prospectus entitled "What charges will the Trusts deduct from my investment in the policy?" is amended to include the following:

                                                  Investment  Distribution   Other Operating  Total Fund   Other Operating
                                                  Management   and Service    Expenses With   Operating     Expenses Absent
Fund Name                                             Fee      (12b-1) Fees   Reimbursement    Expenses     Reimbursement*
---------                                         ----------  -------------  - --------------  ----------  ------------------
M FUND, INC.:
Brandes International Equity                         0.96%         N/A            0.25%         1.21%           0.97%
Turner Core Growth . .                               0.45%         N/A            0.25%         0.70%           0.95%
Frontier Capital Appreciation                        0.90%         N/A            0.25%         1.15%           0.57%
Clifton Enhanced U.S. Equity                        0.55%          N/A            0.25%         0.80%           1.08%

* M Financial Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of the fund's average daily net assets.

                             MEDALLION VARIABLE LIFE

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 4 TO 9 replace the illustration in the John Hancock Life Insurance Company ("JOHN HANCOCK") Medallion Variable Life Product Prospectus. The tables on pages 10 TO 15 replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Medallion Variable Life Product Prospectus.

  The assumptions used for the revised illustrations are generally the same as those described in the respective Medallion Variable Life Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .66, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of
 .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.77%, 5.18% and 11.14%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the face amount and annual Planned Premium amount requested.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       218        244         270          0          0            0
   2          1,636      100,000    100,000    100,000       663        737         814          0          0           71
   3          2,516      100,000    100,000    100,000     1,092      1,242       1,405          0        149          312
   4          3,439      100,000    100,000    100,000     1,504      1,759       2,047        412        667          954
   5          4,409      100,000    100,000    100,000     1,898      2,287       2,742        805      1,194        1,649
   6          5,428      100,000    100,000    100,000     2,273      2,825       3,497      1,181      1,732        2,405
   7          6,497      100,000    100,000    100,000     2,627      3,372       4,315      1,534      2,279        3,223
   8          7,620      100,000    100,000    100,000     2,960      3,927       5,203      2,066      3,033        4,309
   9          8,799      100,000    100,000    100,000     3,269      4,489       6,166      2,574      3,793        5,471
  10         10,037      100,000    100,000    100,000     3,562      5,067       7,227      3,266      4,771        6,931
  11         11,337      100,000    100,000    100,000     3,859      5,684       8,415      3,661      5,486        8,218
  12         12,702      100,000    100,000    100,000     4,133      6,311       9,715      4,035      6,213        9,616
  13         14,135      100,000    100,000    100,000     4,382      6,948      11,136      4,382      6,948       11,136
  14         15,640      100,000    100,000    100,000     4,604      7,593      12,692      4,604      7,593       12,692
  15         17,220      100,000    100,000    100,000     4,796      8,244      14,396      4,796      8,244       14,396
  16         18,879      100,000    100,000    100,000     4,958      8,901      16,265      4,958      8,901       16,265
  17         20,621      100,000    100,000    100,000     5,088      9,563      18,318      5,088      9,563       18,318
  18         22,450      100,000    100,000    100,000     5,180     10,224      20,571      5,180     10,224       20,571
  19         24,370      100,000    100,000    100,000     5,227     10,879      23,043      5,227     10,879       23,043
  20         26,387      100,000    100,000    100,000     5,237     11,534      25,769      5,237     11,534       25,769
  25         38,086      100,000    100,000    100,000     4,749     14,862      44,492      4,749     14,862       44,492
  30         53,018      100,000    100,000    100,000     3,236     18,271      76,634      3,236     18,271       76,634
  35         72,076           **    100,000    151,226        **     20,805     131,500         **     20,805      131,500
  40         96,398           **    100,000    233,818        **     20,665     222,684         **     20,665      222,684
  45        127,441           **    100,000    393,938        **     14,885     375,179         **     14,885      375,179




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       191        217         242          0          0            0
   2          1,636      100,000    100,000    100,000       609        680         754          0          0           11
   3          2,516      100,000    100,000    100,000     1,011      1,153       1,308          0         60          215
   4          3,439      100,000    100,000    100,000     1,395      1,635       1,906        302        542          813
   5          4,409      100,000    100,000    100,000     1,759      2,124       2,552        666      1,031        1,459
   6          5,428      100,000    100,000    100,000     2,104      2,621       3,249      1,011      1,528        2,157
   7          6,497      100,000    100,000    100,000     2,426      3,122       4,002      1,334      2,029        2,909
   8          7,620      100,000    100,000    100,000     2,727      3,627       4,814      1,833      2,733        3,920
   9          8,799      100,000    100,000    100,000     3,003      4,135       5,690      2,308      3,440        4,995
  10         10,037      100,000    100,000    100,000     3,263      4,656       6,651      2,967      4,359        6,355
  11         11,337      100,000    100,000    100,000     3,496      5,177       7,692      3,298      4,979        7,494
  12         12,702      100,000    100,000    100,000     3,700      5,698       8,818      3,602      5,599        8,719
  13         14,135      100,000    100,000    100,000     3,876      6,216      10,039      3,876      6,216       10,039
  14         15,640      100,000    100,000    100,000     4,020      6,731      11,365      4,020      6,731       11,365
  15         17,220      100,000    100,000    100,000     4,130      7,240      12,803      4,130      7,240       12,803
  16         18,879      100,000    100,000    100,000     4,205      7,739      14,367      4,205      7,739       14,367
  17         20,621      100,000    100,000    100,000     4,237      8,223      16,063      4,237      8,223       16,063
  18         22,450      100,000    100,000    100,000     4,221      8,684      17,904      4,221      8,684       17,904
  19         24,370      100,000    100,000    100,000     4,152      9,117      19,904      4,152      9,117       19,904
  20         26,387      100,000    100,000    100,000     4,020      9,511      22,072      4,020      9,511       22,072
  25         38,086      100,000    100,000    100,000     2,190     10,618      36,178      2,190     10,618       36,178
  30         53,018           **    100,000    100,000        **      8,982      58,591         **      8,982       58,591
  35         72,076           **         **    111,311        **        970      96,793         **        970       96,793
  40         96,398           **         **    168,479        **         **     160,456         **         **      160,456
  45        127,441           **         **    277,758        **         **     264,531         **         **      264,531




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*



                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,217    100,243    100,270       217        243         270          0          0            0
   2          1,636      100,661    100,734    100,812       661        734         812          0          0           69
   3          2,516      101,088    101,237    101,400     1,088      1,237       1,400          0        144          307
   4          3,439      101,497    101,750    102,036     1,497      1,750       2,036        404        658          943
   5          4,409      101,886    102,272    102,724     1,886      2,272       2,724        794      1,180        1,632
   6          5,428      102,256    102,803    103,469     2,256      2,803       3,469      1,164      1,711        2,377
   7          6,497      102,604    103,340    104,274     2,604      3,340       4,274      1,511      2,247        3,181
   8          7,620      102,928    103,883    105,143     2,928      3,883       5,143      2,034      2,989        4,249
   9          8,799      103,228    104,430    106,082     3,228      4,430       6,082      2,533      3,734        5,387
  10         10,037      103,510    104,989    107,111     3,510      4,989       7,111      3,214      4,693        6,814
  11         11,337      103,794    105,583    108,258     3,794      5,583       8,258      3,597      5,385        8,060
  12         12,702      104,054    106,183    109,506     4,054      6,183       9,506      3,956      6,084        9,407
  13         14,135      104,287    106,786    110,862     4,287      6,786      10,862      4,287      6,786       10,862
  14         15,640      104,490    107,392    112,336     4,490      7,392      12,336      4,490      7,392       12,336
  15         17,220      104,661    107,996    113,938     4,661      7,996      13,938      4,661      7,996       13,938
  16         18,879      104,800    108,598    115,681     4,800      8,598      15,681      4,800      8,598       15,681
  17         20,621      104,907    109,198    117,579     4,907      9,198      17,579      4,907      9,198       17,579
  18         22,450      104,970    109,784    119,639     4,970      9,784      19,639      4,970      9,784       19,639
  19         24,370      104,988    110,352    121,874     4,988     10,352      21,874      4,988     10,352       21,874
  20         26,387      104,965    110,907    124,310     4,965     10,907      24,310      4,965     10,907       24,310
  25         38,086      104,295    113,499    140,400     4,295     13,499      40,400      4,295     13,499       40,400
  30         53,018      102,596    115,615    166,099     2,596     15,615      66,099      2,596     15,615       66,099
  35         72,076           **    115,840    206,427        **     15,840     106,427         **     15,840      106,427
  40         96,398           **    111,705    269,046        **     11,705     169,046         **     11,705      169,046
  45        127,441           **         **    366,706        **         **     266,706         **         **      266,706



---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,191   100,216    100,242      191       216        242         0         0           0
   2          1,636      100,607   100,678    100,752      607       678        752         0         0           9
   3          2,516      101,007   101,148    101,302    1,007     1,148      1,302         0        55         209
   4          3,439      101,387   101,626    101,896    1,387     1,626      1,896       295       534         803
   5          4,409      101,748   102,110    102,535    1,748     2,110      2,535       655     1,017       1,442
   6          5,428      102,088   102,600    103,223    2,088     2,600      3,223       995     1,507       2,130
   7          6,497      102,404   103,092    103,963    2,404     3,092      3,963     1,312     1,999       2,870
   8          7,620      102,698   103,586    104,758    2,698     3,586      4,758     1,804     2,692       3,864
   9          8,799      102,965   104,080    105,611    2,965     4,080      5,611     2,270     3,385       4,916
  10         10,037      103,215   104,583    106,543    3,215     4,583      6,543     2,918     4,287       6,247
  11         11,337      103,436   105,084    107,546    3,436     5,084      7,546     3,239     4,886       7,348
  12         12,702      103,628   105,579    108,625    3,628     5,579      8,625     3,529     5,480       8,526
  13         14,135      103,788   106,067    109,786    3,788     6,067      9,786     3,788     6,067       9,786
  14         15,640      103,916   106,546    111,036    3,916     6,546     11,036     3,916     6,546      11,036
  15         17,220      104,008   107,012    112,381    4,008     7,012     12,381     4,008     7,012      12,381
  16         18,879      104,062   107,462    113,829    4,062     7,462     13,829     4,062     7,462      13,829
  17         20,621      104,072   107,888    115,382    4,072     7,888     15,382     4,072     7,888      15,382
  18         22,450      104,031   108,281    117,045    4,031     8,281     17,045     4,031     8,281      17,045
  19         24,370      103,936   108,635    118,824    3,936     8,635     18,824     3,936     8,635      18,824
  20         26,387      103,776   108,937    120,721    3,776     8,937     20,721     3,776     8,937      20,721
  25         38,086      101,799   109,337    132,184    1,799     9,337     32,184     1,799     9,337      32,184
  30         53,018           **   106,465    147,310       **     6,465     47,310        **     6,465      47,310
  35         72,076           **        **    165,588       **        **     65,588        **        **      65,588
  40         96,398           **        **    184,493       **        **     84,493        **        **      84,493
  45        127,441           **        **    196,398       **        **     96,398        **        **      96,398




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      218        244        270        0          0           0
   2          1,636      100,000   100,000    100,000      663        737        814        0          0          71
   3          2,516      100,000   100,000    100,000    1,092      1,242      1,405        0        149         312
   4          3,439      100,000   100,000    100,000    1,504      1,759      2,047      412        667         954
   5          4,409      100,000   100,000    100,000    1,898      2,287      2,742      805      1,194       1,649
   6          5,428      100,000   100,000    100,000    2,273      2,825      3,497    1,181      1,732       2,405
   7          6,497      100,000   100,000    100,000    2,627      3,372      4,315    1,534      2,279       3,223
   8          7,620      100,000   100,000    100,000    2,960      3,927      5,203    2,066      3,033       4,309
   9          8,799      100,000   100,000    100,000    3,269      4,489      6,166    2,574      3,793       5,471
  10         10,037      100,000   100,000    100,000    3,562      5,067      7,227    3,266      4,771       6,931
  11         11,337      100,000   100,000    100,000    3,859      5,684      8,415    3,661      5,486       8,218
  12         12,702      100,000   100,000    100,000    4,133      6,311      9,715    4,035      6,213       9,616
  13         14,135      100,000   100,000    100,000    4,382      6,948     11,136    4,382      6,948      11,136
  14         15,640      100,000   100,000    100,000    4,604      7,593     12,692    4,604      7,593      12,692
  15         17,220      100,000   100,000    100,000    4,796      8,244     14,396    4,796      8,244      14,396
  16         18,879      100,000   100,000    100,000    4,958      8,901     16,265    4,958      8,901      16,265
  17         20,621      100,000   100,000    100,000    5,088      9,563     18,318    5,088      9,563      18,318
  18         22,450      100,000   100,000    100,000    5,180     10,224     20,571    5,180     10,224      20,571
  19         24,370      100,000   100,000    100,000    5,227     10,879     23,043    5,227     10,879      23,043
  20         26,387      100,000   100,000    100,000    5,237     11,534     25,769    5,237     11,534      25,769
  25         38,086      100,000   100,000    100,000    4,749     14,862     44,492    4,749     14,862      44,492
  30         53,018      100,000   100,000    129,345    3,236     18,271     75,996    3,236     18,271      75,996
  35         72,076           **   100,000    191,588       **     20,805    126,577       **     20,805     126,577
  40         96,398           **   100,000    282,918       **     20,665    206,691       **     20,665     206,691
  45        127,441           **   100,000    420,701       **     14,885    333,202       **     14,885     333,202




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191        217        242        0          0           0
   2          1,636      100,000   100,000    100,000      609        680        754        0          0          11
   3          2,516      100,000   100,000    100,000    1,011      1,153      1,308        0         60         215
   4          3,439      100,000   100,000    100,000    1,395      1,635      1,906      302        542         813
   5          4,409      100,000   100,000    100,000    1,759      2,124      2,552      666      1,031       1,459
   6          5,428      100,000   100,000    100,000    2,104      2,621      3,249    1,011      1,528       2,157
   7          6,497      100,000   100,000    100,000    2,426      3,122      4,002    1,334      2,029       2,909
   8          7,620      100,000   100,000    100,000    2,727      3,627      4,814    1,833      2,733       3,920
   9          8,799      100,000   100,000    100,000    3,003      4,135      5,690    2,308      3,440       4,995
  10         10,037      100,000   100,000    100,000    3,263      4,656      6,651    2,967      4,359       6,355
  11         11,337      100,000   100,000    100,000    3,496      5,177      7,692    3,298      4,979       7,494
  12         12,702      100,000   100,000    100,000    3,700      5,698      8,818    3,602      5,599       8,719
  13         14,135      100,000   100,000    100,000    3,876      6,216     10,039    3,876      6,216      10,039
  14         15,640      100,000   100,000    100,000    4,020      6,731     11,365    4,020      6,731      11,365
  15         17,220      100,000   100,000    100,000    4,130      7,240     12,803    4,130      7,240      12,803
  16         18,879      100,000   100,000    100,000    4,205      7,739     14,367    4,205      7,739      14,367
  17         20,621      100,000   100,000    100,000    4,237      8,223     16,063    4,237      8,223      16,063
  18         22,450      100,000   100,000    100,000    4,221      8,684     17,904    4,221      8,684      17,904
  19         24,370      100,000   100,000    100,000    4,152      9,117     19,904    4,152      9,117      19,904
  20         26,387      100,000   100,000    100,000    4,020      9,511     22,072    4,020      9,511      22,072
  25         38,086      100,000   100,000    100,000    2,190     10,618     36,178    2,190     10,618      36,178
  30         53,018           **   100,000    100,000       **      8,982     58,586       **      8,982      58,586
  35         72,076           **   100,000    141,182       **        970     93,276       **        970      93,276
  40         96,398           **        **    196,656       **         **    143,670       **         **     143,670
  45        127,441           **        **    271,181       **         **    214,780       **         **     214,780




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       218        244         270          0          0            0
   2          1,636      100,000    100,000    100,000       663        737         815          0          0           72
   3          2,516      100,000    100,000    100,000     1,093      1,243       1,406          0        150          313
   4          3,439      100,000    100,000    100,000     1,506      1,761       2,048        413        668          956
   5          4,409      100,000    100,000    100,000     1,900      2,289       2,745        807      1,196        1,652
   6          5,428      100,000    100,000    100,000     2,276      2,828       3,501      1,183      1,736        2,408
   7          6,497      100,000    100,000    100,000     2,631      3,376       4,321      1,538      2,283        3,228
   8          7,620      100,000    100,000    100,000     2,964      3,932       5,211      2,070      3,038        4,317
   9          8,799      100,000    100,000    100,000     3,274      4,496       6,176      2,579      3,801        5,481
  10         10,037      100,000    100,000    100,000     3,568      5,076       7,240      3,272      4,780        6,944
  11         11,337      100,000    100,000    100,000     3,866      5,695       8,432      3,669      5,497        8,234
  12         12,702      100,000    100,000    100,000     4,142      6,325       9,736      4,043      6,226        9,637
  13         14,135      100,000    100,000    100,000     4,392      6,965      11,163      4,392      6,965       11,163
  14         15,640      100,000    100,000    100,000     4,615      7,612      12,725      4,615      7,612       12,725
  15         17,220      100,000    100,000    100,000     4,809      8,267      14,437      4,809      8,267       14,437
  16         18,879      100,000    100,000    100,000     4,972      8,928      16,315      4,972      8,928       16,315
  17         20,621      100,000    100,000    100,000     5,105      9,595      18,379      5,105      9,595       18,379
  18         22,450      100,000    100,000    100,000     5,197     10,260      20,644      5,197     10,260       20,644
  19         24,370      100,000    100,000    100,000     5,247     10,920      23,132      5,247     10,920       23,132
  20         26,387      100,000    100,000    100,000     5,258     11,581      25,875      5,258     11,581       25,875
  25         38,086      100,000    100,000    100,000     4,777     14,946      44,737      4,777     14,946       44,737
  30         53,018      100,000    100,000    100,000     3,271     18,411      77,172      3,271     18,411       77,172
  35         72,076           **    100,000    152,466        **     21,031     132,579         **     21,031      132,579
  40         96,398           **    100,000    236,015        **     21,024     224,777         **     21,024      224,777
  45        127,441           **    100,000    398,132        **     15,461     379,174         **     15,461      379,174




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       191        217         242          0          0            0
   2          1,636      100,000    100,000    100,000       609        680         754          0          0           11
   3          2,516      100,000    100,000    100,000     1,011      1,153       1,308          0         60          215
   4          3,439      100,000    100,000    100,000     1,395      1,635       1,906        302        542          813
   5          4,409      100,000    100,000    100,000     1,759      2,124       2,552        666      1,031        1,459
   6          5,428      100,000    100,000    100,000     2,104      2,621       3,249      1,011      1,528        2,157
   7          6,497      100,000    100,000    100,000     2,426      3,122       4,002      1,334      2,029        2,909
   8          7,620      100,000    100,000    100,000     2,727      3,627       4,814      1,833      2,733        3,920
   9          8,799      100,000    100,000    100,000     3,003      4,135       5,690      2,308      3,440        4,995
  10         10,037      100,000    100,000    100,000     3,256      4,646       6,638      2,960      4,349        6,341
  11         11,337      100,000    100,000    100,000     3,481      5,156       7,660      3,284      4,958        7,462
  12         12,702      100,000    100,000    100,000     3,677      5,662       8,763      3,579      5,563        8,664
  13         14,135      100,000    100,000    100,000     3,843      6,164       9,955      3,843      6,164        9,955
  14         15,640      100,000    100,000    100,000     3,978      6,660      11,243      3,978      6,660       11,243
  15         17,220      100,000    100,000    100,000     4,078      7,146      12,636      4,078      7,146       12,636
  16         18,879      100,000    100,000    100,000     4,141      7,620      14,144      4,141      7,620       14,144
  17         20,621      100,000    100,000    100,000     4,162      8,075      15,773      4,162      8,075       15,773
  18         22,450      100,000    100,000    100,000     4,134      8,504      17,531      4,134      8,504       17,531
  19         24,370      100,000    100,000    100,000     4,052      8,901      19,431      4,052      8,901       19,431
  20         26,387      100,000    100,000    100,000     3,908      9,255      21,481      3,908      9,255       21,481
  25         38,086      100,000    100,000    100,000     2,023     10,088      34,554      2,023     10,088       34,554
  30         53,018           **    100,000    100,000        **      8,044      54,575         **      8,044       54,575
  35         72,076           **         **    100,671        **         **      87,540         **         **       87,540
  40         96,398           **         **    149,796        **         **     142,663         **         **      142,663
  45        127,441           **         **    242,576        **         **     231,025         **         **      231,025




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*



                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,217    100,243    100,270       217        243         270          0          0            0
   2          1,636      100,661    100,734    100,812       661        734         812          0          0           69
   3          2,516      101,088    101,237    101,400     1,088      1,237       1,400          0        144          307
   4          3,439      101,497    101,750    102,036     1,497      1,750       2,036        404        658          943
   5          4,409      101,886    102,272    102,724     1,886      2,272       2,724        794      1,180        1,632
   6          5,428      102,256    102,803    103,469     2,256      2,803       3,469      1,164      1,711        2,377
   7          6,497      102,604    103,340    104,274     2,604      3,340       4,274      1,511      2,247        3,181
   8          7,620      102,928    103,883    105,143     2,928      3,883       5,143      2,034      2,989        4,249
   9          8,799      103,228    104,430    106,082     3,228      4,430       6,082      2,533      3,734        5,387
  10         10,037      103,510    104,989    107,111     3,510      4,989       7,111      3,214      4,693        6,814
  11         11,337      103,794    105,583    108,258     3,794      5,583       8,258      3,597      5,385        8,060
  12         12,702      104,054    106,183    109,506     4,054      6,183       9,506      3,956      6,084        9,407
  13         14,135      104,287    106,786    110,862     4,287      6,786      10,862      4,287      6,786       10,862
  14         15,640      104,490    107,392    112,336     4,490      7,392      12,336      4,490      7,392       12,336
  15         17,220      104,661    107,996    113,938     4,661      7,996      13,938      4,661      7,996       13,938
  16         18,879      104,800    108,598    115,681     4,800      8,598      15,681      4,800      8,598       15,681
  17         20,621      104,907    109,198    117,579     4,907      9,198      17,579      4,907      9,198       17,579
  18         22,450      104,970    109,784    119,639     4,970      9,784      19,639      4,970      9,784       19,639
  19         24,370      104,988    110,352    121,874     4,988     10,352      21,874      4,988     10,352       21,874
  20         26,387      104,965    110,907    124,310     4,965     10,907      24,310      4,965     10,907       24,310
  25         38,086      104,295    113,499    140,400     4,295     13,499      40,400      4,295     13,499       40,400
  30         53,018      102,596    115,615    166,099     2,596     15,615      66,099      2,596     15,615       66,099
  35         72,076           **    115,840    206,427        **     15,840     106,427         **     15,840      106,427
  40         96,398           **    111,705    269,046        **     11,705     169,046         **     11,705      169,046
  45        127,441           **         **    366,706        **         **     266,706         **         **      266,706



---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,191   100,216    100,242      191       216        242         0         0           0
   2          1,636      100,607   100,678    100,752      607       678        752         0         0           9
   3          2,516      101,007   101,148    101,302    1,007     1,148      1,302         0        55         209
   4          3,439      101,387   101,626    101,896    1,387     1,626      1,896       295       534         803
   5          4,409      101,748   102,110    102,535    1,748     2,110      2,535       655     1,017       1,442
   6          5,428      102,088   102,600    103,223    2,088     2,600      3,223       995     1,507       2,130
   7          6,497      102,404   103,092    103,963    2,404     3,092      3,963     1,312     1,999       2,870
   8          7,620      102,698   103,586    104,758    2,698     3,586      4,758     1,804     2,692       3,864
   9          8,799      102,965   104,080    105,611    2,965     4,080      5,611     2,270     3,385       4,916
  10         10,037      103,208   104,574    106,530    3,208     4,574      6,530     2,912     4,277       6,233
  11         11,337      103,422   105,062    107,515    3,422     5,062      7,515     3,224     4,865       7,317
  12         12,702      103,605   105,544    108,571    3,605     5,544      8,571     3,506     5,445       8,472
  13         14,135      103,757   106,016    109,704    3,757     6,016      9,704     3,757     6,016       9,704
  14         15,640      103,875   106,477    110,919    3,875     6,477     10,919     3,875     6,477      10,919
  15         17,220      103,957   106,922    112,220    3,957     6,922     12,220     3,957     6,922      12,220
  16         18,879      104,000   107,348    113,615    4,000     7,348     13,615     4,000     7,348      13,615
  17         20,621      104,000   107,746    115,104    4,000     7,746     15,104     4,000     7,746      15,104
  18         22,450      103,948   108,109    116,690    3,948     8,109     16,690     3,948     8,109      16,690
  19         24,370      103,841   108,430    118,377    3,841     8,430     18,377     3,841     8,430      18,377
  20         26,387      103,670   108,695    120,165    3,670     8,695     20,165     3,670     8,695      20,165
  25         38,086      101,650   108,862    130,731    1,650     8,862     30,731     1,650     8,862      30,731
  30         53,018           **   105,698    144,000       **     5,698     44,000        **     5,698      44,000
  35         72,076           **        **    158,787       **        **     58,787        **        **      58,787
  40         96,398           **        **    171,547       **        **     71,547        **        **      71,547
  45        127,441           **        **    173,065       **        **     73,065        **        **      73,065




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      218        244        270        0          0           0
   2          1,636      100,000   100,000    100,000      663        737        814        0          0          71
   3          2,516      100,000   100,000    100,000    1,092      1,242      1,405        0        149         312
   4          3,439      100,000   100,000    100,000    1,504      1,759      2,047      412        667         954
   5          4,409      100,000   100,000    100,000    1,898      2,287      2,742      805      1,194       1,649
   6          5,428      100,000   100,000    100,000    2,273      2,825      3,497    1,181      1,732       2,405
   7          6,497      100,000   100,000    100,000    2,627      3,372      4,315    1,534      2,279       3,223
   8          7,620      100,000   100,000    100,000    2,960      3,927      5,203    2,066      3,033       4,309
   9          8,799      100,000   100,000    100,000    3,269      4,489      6,166    2,574      3,793       5,471
  10         10,037      100,000   100,000    100,000    3,562      5,067      7,227    3,266      4,771       6,931
  11         11,337      100,000   100,000    100,000    3,859      5,684      8,415    3,661      5,486       8,218
  12         12,702      100,000   100,000    100,000    4,133      6,311      9,715    4,035      6,213       9,616
  13         14,135      100,000   100,000    100,000    4,382      6,948     11,136    4,382      6,948      11,136
  14         15,640      100,000   100,000    100,000    4,604      7,593     12,692    4,604      7,593      12,692
  15         17,220      100,000   100,000    100,000    4,796      8,244     14,396    4,796      8,244      14,396
  16         18,879      100,000   100,000    100,000    4,958      8,901     16,265    4,958      8,901      16,265
  17         20,621      100,000   100,000    100,000    5,088      9,563     18,318    5,088      9,563      18,318
  18         22,450      100,000   100,000    100,000    5,180     10,224     20,571    5,180     10,224      20,571
  19         24,370      100,000   100,000    100,000    5,227     10,879     23,043    5,227     10,879      23,043
  20         26,387      100,000   100,000    100,000    5,237     11,534     25,769    5,237     11,534      25,769
  25         38,086      100,000   100,000    100,000    4,749     14,862     44,492    4,749     14,862      44,492
  30         53,018      100,000   100,000    129,345    3,236     18,271     75,996    3,236     18,271      75,996
  35         72,076           **   100,000    191,588       **     20,805    126,577       **     20,805     126,577
  40         96,398           **   100,000    282,918       **     20,665    206,691       **     20,665     206,691
  45        127,441           **   100,000    420,701       **     14,885    333,202       **     14,885     333,202




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191        217        242        0          0           0
   2          1,636      100,000   100,000    100,000      609        680        754        0          0          11
   3          2,516      100,000   100,000    100,000    1,011      1,153      1,308        0         60         215
   4          3,439      100,000   100,000    100,000    1,395      1,635      1,906      302        542         813
   5          4,409      100,000   100,000    100,000    1,759      2,124      2,552      666      1,031       1,459
   6          5,428      100,000   100,000    100,000    2,104      2,621      3,249    1,011      1,528       2,157
   7          6,497      100,000   100,000    100,000    2,426      3,122      4,002    1,334      2,029       2,909
   8          7,620      100,000   100,000    100,000    2,727      3,627      4,814    1,833      2,733       3,920
   9          8,799      100,000   100,000    100,000    3,003      4,135      5,690    2,308      3,440       4,995
  10         10,037      100,000   100,000    100,000    3,256      4,646      6,638    2,960      4,349       6,341
  11         11,337      100,000   100,000    100,000    3,481      5,156      7,660    3,284      4,958       7,462
  12         12,702      100,000   100,000    100,000    3,677      5,662      8,763    3,579      5,563       8,664
  13         14,135      100,000   100,000    100,000    3,843      6,164      9,955    3,843      6,164       9,955
  14         15,640      100,000   100,000    100,000    3,978      6,660     11,243    3,978      6,660      11,243
  15         17,220      100,000   100,000    100,000    4,078      7,146     12,636    4,078      7,146      12,636
  16         18,879      100,000   100,000    100,000    4,141      7,620     14,144    4,141      7,620      14,144
  17         20,621      100,000   100,000    100,000    4,162      8,075     15,773    4,162      8,075      15,773
  18         22,450      100,000   100,000    100,000    4,134      8,504     17,531    4,134      8,504      17,531
  19         24,370      100,000   100,000    100,000    4,052      8,901     19,431    4,052      8,901      19,431
  20         26,387      100,000   100,000    100,000    3,908      9,255     21,481    3,908      9,255      21,481
  25         38,086      100,000   100,000    100,000    2,023     10,088     34,554    2,023     10,088      34,554
  30         53,018           **   100,000    100,000       **      8,044     54,575       **      8,044      54,575
  35         72,076           **        **    129,243       **         **     85,388       **         **      85,388
  40         96,398           **        **    176,949       **         **    129,273       **         **     129,273
  45        127,441           **        **    239,696       **         **    189,843       **         **     189,843




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                       MEDALLION VARIABLE UNIVERSAL LIFE II

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 18 TO 23 replace the illustration in the John Hancock Variable Life Insurance Company Medallion Variable Universal Life II Product Prospectus.

    The assumptions used for the revised illustration are generally the same as those described in the Medallion Variable Universal Life II Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of
 .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Basic Sum Insured, Additional Sum Insured and annual Planned Premium amount requested.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      217        243        270        0          0           0
   2          1,636      100,000   100,000    100,000      662        736        813        0          0          53
   3          2,516      100,000   100,000    100,000    1,090      1,240      1,403      330        480         643
   4          3,439      100,000   100,000    100,000    1,502      1,756      2,043      742        996       1,283
   5          4,409      100,000   100,000    100,000    1,894      2,283      2,737    1,134      1,523       1,977
   6          5,428      100,000   100,000    100,000    2,268      2,819      3,489    1,660      2,211       2,881
   7          6,497      100,000   100,000    100,000    2,620      3,363      4,304    2,088      2,831       3,772
   8          7,620      100,000   100,000    100,000    2,951      3,916      5,188    2,495      3,460       4,732
   9          8,799      100,000   100,000    100,000    3,258      4,475      6,146    2,954      4,171       5,842
  10         10,037      100,000   100,000    100,000    3,542      5,040      7,186    3,390      4,888       7,034
  11         11,337      100,000   100,000    100,000    3,835      5,650      8,363    3,835      5,650       8,363
  12         12,702      100,000   100,000    100,000    4,106      6,271      9,649    4,106      6,271       9,649
  13         14,135      100,000   100,000    100,000    4,351      6,901     11,054    4,351      6,901      11,054
  14         15,640      100,000   100,000    100,000    4,569      7,537     12,591    4,569      7,537      12,591
  15         17,220      100,000   100,000    100,000    4,757      8,179     14,273    4,757      8,179      14,273
  16         18,879      100,000   100,000    100,000    4,973      8,883     16,171    4,973      8,883      16,171
  17         20,621      100,000   100,000    100,000    5,147      9,585     18,245    5,147      9,585      18,245
  18         22,450      100,000   100,000    100,000    5,269     10,275     20,507    5,269     10,275      20,507
  19         24,370      100,000   100,000    100,000    5,334     10,947     22,977    5,334     10,947      22,977
  20         26,387      100,000   100,000    100,000    5,345     11,604     25,684    5,345     11,604      25,684
  25         38,086      100,000   100,000    100,000    4,837     14,911     44,218    4,837     14,911      44,218
  30         53,018      100,000   100,000    100,000    3,309     18,290     75,967    3,309     18,290      75,967
  35         72,076           **   100,000    149,549       **     20,768    130,043       **     20,768     130,043
  40         96,398           **   100,000    230,677       **     20,542    219,692       **     20,542     219,692
  45        127,441           **   100,000    387,694       **     14,631    369,232       **     14,631     369,232



---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191       216         242        0         0            0
   2          1,636      100,000   100,000    100,000      608       679         753        0         0            0
   3          2,516      100,000   100,000    100,000    1,009     1,151       1,305      249       391          545
   4          3,439      100,000   100,000    100,000    1,392     1,632       1,902      632       872        1,142
   5          4,409      100,000   100,000    100,000    1,755     2,119       2,546      995     1,359        1,786
   6          5,428      100,000   100,000    100,000    2,099     2,614       3,241    1,491     2,006        2,633
   7          6,497      100,000   100,000    100,000    2,420     3,113       3,990    1,888     2,581        3,458
   8          7,620      100,000   100,000    100,000    2,719     3,616       4,799    2,263     3,160        4,343
   9          8,799      100,000   100,000    100,000    2,993     4,121       5,670    2,689     3,817        5,366
  10         10,037      100,000   100,000    100,000    3,244     4,628       6,611    3,092     4,476        6,459
  11         11,337      100,000   100,000    100,000    3,467     5,134       7,626    3,467     5,134        7,626
  12         12,702      100,000   100,000    100,000    3,661     5,636       8,721    3,661     5,636        8,721
  13         14,135      100,000   100,000    100,000    3,825     6,134       9,903    3,825     6,134        9,903
  14         15,640      100,000   100,000    100,000    3,957     6,624      11,180    3,957     6,624       11,180
  15         17,220      100,000   100,000    100,000    4,055     7,105      12,559    4,055     7,105       12,559
  16         18,879      100,000   100,000    100,000    4,116     7,572      14,050    4,116     7,572       14,050
  17         20,621      100,000   100,000    100,000    4,134     8,020      15,661    4,134     8,020       15,661
  18         22,450      100,000   100,000    100,000    4,104     8,441      17,398    4,104     8,441       17,398
  19         24,370      100,000   100,000    100,000    4,020     8,830      19,272    4,020     8,830       19,272
  20         26,387      100,000   100,000    100,000    3,873     9,175      21,293    3,873     9,175       21,293
  25         38,086      100,000   100,000    100,000    1,978     9,951      34,140    1,978     9,951       34,140
  30         53,018           **   100,000    100,000       **     7,827      53,695       **     7,827       53,695
  35         72,076           **        **    100,000       **        **      85,669       **        **       85,669
  40         96,398           **        **    146,316       **        **     139,349       **        **      139,349
  45        127,441           **        **    236,445       **        **     225,186       **        **      225,186




---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,216   100,243    100,269      216        243        269        0          0           0
   2          1,636      100,660   100,733    100,811      660        733        811        0          0          51
   3          2,516      101,086   101,235    101,398    1,086      1,235      1,398      326        475         638
   4          3,439      101,494   101,747    102,033    1,494      1,747      2,033      734        987       1,273
   5          4,409      101,882   102,268    102,719    1,882      2,268      2,719    1,122      1,508       1,959
   6          5,428      102,251   102,797    103,461    2,251      2,797      3,461    1,643      2,189       2,853
   7          6,497      102,597   103,332    104,262    2,597      3,332      4,262    2,065      2,800       3,730
   8          7,620      102,920   103,872    105,128    2,920      3,872      5,128    2,464      3,416       4,672
   9          8,799      103,218   104,416    106,062    3,218      4,416      6,062    2,914      4,112       5,758
  10         10,037      103,490   104,963    107,070    3,490      4,963      7,070    3,338      4,811       6,918
  11         11,337      103,771   105,550    108,206    3,771      5,550      8,206    3,771      5,550       8,206
  12         12,702      104,028   106,144    109,441    4,028      6,144      9,441    4,028      6,144       9,441
  13         14,135      104,257   106,740    110,782    4,257      6,740     10,782    4,257      6,740      10,782
  14         15,640      104,456   107,337    112,238    4,456      7,337     12,238    4,456      7,337      12,238
  15         17,220      104,624   107,933    113,819    4,624      7,933     13,819    4,624      7,933      13,819
  16         18,879      104,820   108,589    115,602    4,820      8,589     15,602    4,820      8,589      15,602
  17         20,621      104,972   109,233    117,533    4,972      9,233     17,533    4,972      9,233      17,533
  18         22,450      105,068   109,853    119,614    5,068      9,853     19,614    5,068      9,853      19,614
  19         24,370      105,104   110,441    121,857    5,104     10,441     21,857    5,104     10,441      21,857
  20         26,387      105,082   111,000    124,282    5,082     11,000     24,282    5,082     11,000      24,282
  25         38,086      104,389   113,578    140,238    4,389     13,578     40,238    4,389     13,578      40,238
  30         53,018      102,673   115,675    165,666    2,673     15,675     65,666    2,673     15,675      65,666
  35         72,076           **   115,866    205,411       **     15,866    105,411       **     15,866     105,411
  40         96,398           **   111,691    266,881       **     11,691    166,881       **     11,691     166,881
  45        127,441           **        **    362,348       **         **    262,348       **         **     262,348



---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,190   100,215    100,241      190       215        241         0         0           0
   2          1,636      100,606   100,677    100,750      606       677        750         0         0           0
   3          2,516      101,005   101,146    101,300    1,005     1,146      1,300       245       386         540
   4          3,439      101,385   101,623    101,892    1,385     1,623      1,892       625       863       1,132
   5          4,409      101,744   102,105    102,529    1,744     2,105      2,529       984     1,345       1,769
   6          5,428      102,082   102,593    103,215    2,082     2,593      3,215     1,474     1,985       2,607
   7          6,497      102,398   103,083    103,951    2,398     3,083      3,951     1,866     2,551       3,419
   8          7,620      102,690   103,575    104,742    2,690     3,575      4,742     2,234     3,119       4,286
   9          8,799      102,955   104,066    105,591    2,955     4,066      5,591     2,651     3,762       5,287
  10         10,037      103,196   104,556    106,503    3,196     4,556      6,503     3,044     4,404       6,351
  11         11,337      103,408   105,041    107,482    3,408     5,041      7,482     3,408     5,041       7,482
  12         12,702      103,589   105,519    108,530    3,589     5,519      8,530     3,589     5,519       8,530
  13         14,135      103,739   105,987    109,653    3,739     5,987      9,653     3,739     5,987       9,653
  14         15,640      103,855   106,442    110,857    3,855     6,442     10,857     3,855     6,442      10,857
  15         17,220      103,935   106,881    112,145    3,935     6,881     12,145     3,935     6,881      12,145
  16         18,879      103,976   107,301    113,524    3,976     7,301     13,524     3,976     7,301      13,524
  17         20,621      103,973   107,693    114,996    3,973     7,693     14,996     3,973     7,693      14,996
  18         22,450      103,919   108,049    116,562    3,919     8,049     16,562     3,919     8,049      16,562
  19         24,370      103,811   108,362    118,227    3,811     8,362     18,227     3,811     8,362      18,227
  20         26,387      103,637   108,620    119,989    3,637     8,620     19,989     3,637     8,620      19,989
  25         38,086      101,608   108,739    130,359    1,608     8,739     30,359     1,608     8,739      30,359
  30         53,018           **   105,518    143,271       **     5,518     43,271        **     5,518      43,271
  35         72,076           **        **    157,431       **        **     57,431        **        **      57,431
  40         96,398           **        **    169,120       **        **     69,120        **        **      69,120
  45        127,441           **        **    168,868       **        **     68,868        **        **      68,868



---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      217        243        270        0          0           0
   2          1,636      100,000   100,000    100,000      662        736        813        0          0          53
   3          2,516      100,000   100,000    100,000    1,090      1,240      1,403      330        480         643
   4          3,439      100,000   100,000    100,000    1,502      1,756      2,043      742        996       1,283
   5          4,409      100,000   100,000    100,000    1,894      2,283      2,737    1,134      1,523       1,977
   6          5,428      100,000   100,000    100,000    2,268      2,819      3,489    1,660      2,211       2,881
   7          6,497      100,000   100,000    100,000    2,620      3,363      4,304    2,088      2,831       3,772
   8          7,620      100,000   100,000    100,000    2,951      3,916      5,188    2,495      3,460       4,732
   9          8,799      100,000   100,000    100,000    3,258      4,475      6,146    2,954      4,171       5,842
  10         10,037      100,000   100,000    100,000    3,542      5,040      7,186    3,390      4,888       7,034
  11         11,337      100,000   100,000    100,000    3,835      5,650      8,363    3,835      5,650       8,363
  12         12,702      100,000   100,000    100,000    4,106      6,271      9,649    4,106      6,271       9,649
  13         14,135      100,000   100,000    100,000    4,351      6,901     11,054    4,351      6,901      11,054
  14         15,640      100,000   100,000    100,000    4,569      7,537     12,591    4,569      7,537      12,591
  15         17,220      100,000   100,000    100,000    4,757      8,179     14,273    4,757      8,179      14,273
  16         18,879      100,000   100,000    100,000    4,973      8,883     16,171    4,973      8,883      16,171
  17         20,621      100,000   100,000    100,000    5,147      9,585     18,245    5,147      9,585      18,245
  18         22,450      100,000   100,000    100,000    5,269     10,275     20,507    5,269     10,275      20,507
  19         24,370      100,000   100,000    100,000    5,334     10,947     22,977    5,334     10,947      22,977
  20         26,387      100,000   100,000    100,000    5,345     11,604     25,684    5,345     11,604      25,684
  25         38,086      100,000   100,000    100,000    4,837     14,911     44,218    4,837     14,911      44,218
  30         53,018      100,000   100,000    128,276    3,309     18,290     75,368    3,309     18,290      75,368
  35         72,076           **   100,000    189,568       **     20,768    125,243       **     20,768     125,243
  40         96,398           **   100,000    279,270       **     20,542    204,026       **     20,542     204,026
  45        127,441           **   100,000    414,264       **     14,631    328,104       **     14,631     328,104



---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191       216         242        0         0            0
   2          1,636      100,000   100,000    100,000      608       679         753        0         0            0
   3          2,516      100,000   100,000    100,000    1,009     1,151       1,305      249       391          545
   4          3,439      100,000   100,000    100,000    1,392     1,632       1,902      632       872        1,142
   5          4,409      100,000   100,000    100,000    1,755     2,119       2,546      995     1,359        1,786
   6          5,428      100,000   100,000    100,000    2,099     2,614       3,241    1,491     2,006        2,633
   7          6,497      100,000   100,000    100,000    2,420     3,113       3,990    1,888     2,581        3,458
   8          7,620      100,000   100,000    100,000    2,719     3,616       4,799    2,263     3,160        4,343
   9          8,799      100,000   100,000    100,000    2,993     4,121       5,670    2,689     3,817        5,366
  10         10,037      100,000   100,000    100,000    3,244     4,628       6,611    3,092     4,476        6,459
  11         11,337      100,000   100,000    100,000    3,467     5,134       7,626    3,467     5,134        7,626
  12         12,702      100,000   100,000    100,000    3,661     5,636       8,721    3,661     5,636        8,721
  13         14,135      100,000   100,000    100,000    3,825     6,134       9,903    3,825     6,134        9,903
  14         15,640      100,000   100,000    100,000    3,957     6,624      11,180    3,957     6,624       11,180
  15         17,220      100,000   100,000    100,000    4,055     7,105      12,559    4,055     7,105       12,559
  16         18,879      100,000   100,000    100,000    4,116     7,572      14,050    4,116     7,572       14,050
  17         20,621      100,000   100,000    100,000    4,134     8,020      15,661    4,134     8,020       15,661
  18         22,450      100,000   100,000    100,000    4,104     8,441      17,398    4,104     8,441       17,398
  19         24,370      100,000   100,000    100,000    4,020     8,830      19,272    4,020     8,830       19,272
  20         26,387      100,000   100,000    100,000    3,873     9,175      21,293    3,873     9,175       21,293
  25         38,086      100,000   100,000    100,000    1,978     9,951      34,140    1,978     9,951       34,140
  30         53,018           **   100,000    100,000       **     7,827      53,695       **     7,827       53,695
  35         72,076           **        **    126,861       **        **      83,814       **        **       83,814
  40         96,398           **        **    173,350       **        **     126,644       **        **      126,644
  45        127,441           **        **    234,330       **        **     185,593       **        **      185,593



---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                        MEDALLION EXECUTIVE VARIABLE LIFE

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 26 TO 31 replace the illustration in the John Hancock Variable Life Insurance Company Medallion Executive Variable Life Product Prospectus.

  The assumptions used for the revised illustration are generally the same as those described in the Medallion Executive Variable Life Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71%, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $2,000* USING CURRENT CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- --
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ---------------------- --
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ----- ----
   1            2,100        100,000  100,000  100,000     926    1,006     1,086
   2            4,305        100,000  100,000  100,000   2,224    2,448     2,683
   3            6,620        100,000  100,000  100,000   3,168    3,611     4,094
   4            9,051        100,000  100,000  100,000   4,239    4,976     5,810
   5           11,604        100,000  100,000  100,000   5,274    6,382     7,686
   6           14,284        100,000  100,000  100,000   6,666    8,235    10,154
   7           17,098        100,000  100,000  100,000   8,014   10,150    12,859
   8           20,053        100,000  100,000  100,000   9,318   12,127    15,826
   9           23,156        100,000  100,000  100,000  10,575   14,167    19,081
  10           26,414        100,000  100,000  100,000  11,807   16,305    22,700
  11           29,834        100,000  100,000  100,000  13,111   18,642    26,822
  12           33,426        100,000  100,000  100,000  14,363   21,063    31,368
  13           37,197        100,000  100,000  100,000  15,562   23,568    36,390
  14           41,157        100,000  100,000  100,000  16,702   26,162    41,942
  15           45,315        100,000  100,000  100,000  17,781   28,847    48,092
  16           49,681        100,000  100,000  100,000  18,794   31,628    54,912
  17           54,265        100,000  100,000  100,000  19,737   34,510    62,491
  18           59,078        100,000  100,000  100,000  20,604   37,496    70,928
  19           64,132        100,000  100,000  100,000  21,389   40,594    80,341
  20           69,439        100,000  100,000  108,963  22,084   43,811    90,802
  25          100,227        100,000  100,000  186,337  23,994   62,110   162,032
  30          139,522        100,000  100,000  294,031  22,180   85,977   280,029
  35          189,673        100,000  124,505  500,517  13,328  118,576   476,683



---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $2,000* USING MAXIMUM CHARGES


                                  Death Benefits            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            2,100        100,000  100,000  100,000     607     676       746
   2            4,305        100,000  100,000  100,000   1,568   1,753     1,946
   3            6,620        100,000  100,000  100,000   2,161   2,512     2,896
   4            9,051        100,000  100,000  100,000   2,865   3,434     4,081
   5           11,604        100,000  100,000  100,000   3,516   4,354     5,347
   6           14,284        100,000  100,000  100,000   4,505   5,677     7,118
   7           17,098        100,000  100,000  100,000   5,429   7,008     9,024
   8           20,053        100,000  100,000  100,000   6,283   8,342    11,075
   9           23,156        100,000  100,000  100,000   7,059   9,674    13,281
  10           26,414        100,000  100,000  100,000   7,751  10,997    15,655
  11           29,834        100,000  100,000  100,000   8,414  12,368    18,280
  12           33,426        100,000  100,000  100,000   8,983  13,724    21,117
  13           37,197        100,000  100,000  100,000   9,455  15,063    24,191
  14           41,157        100,000  100,000  100,000   9,827  16,380    27,532
  15           45,315        100,000  100,000  100,000  10,091  17,671    31,172
  16           49,681        100,000  100,000  100,000  10,237  18,926    35,146
  17           54,265        100,000  100,000  100,000  10,251  20,133    39,495
  18           59,078        100,000  100,000  100,000  10,117  21,278    44,265
  19           64,132        100,000  100,000  100,000   9,813  22,342    49,514
  20           69,439        100,000  100,000  100,000   9,318  23,308    55,310
  25          100,227        100,000  100,000  110,519   3,191  26,010    96,104
  30          139,522             **  100,000  171,247      **  21,767   163,092
  35          189,673             **       **  283,683      **      **   270,174



---------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $2,000* USING CURRENT CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            2,100        100,924  101,004  101,084     924   1,004     1,084
   2            4,305        102,057  102,281  102,516   2,217   2,441     2,676
   3            6,620        103,155  103,597  104,077   3,155   3,597     4,077
   4            9,051        104,216  104,949  105,778   4,216   4,949     5,778
   5           11,604        105,239  106,338  107,632   5,239   6,338     7,632
   6           14,284        106,613  108,167  110,067   6,613   8,167    10,067
   7           17,098        107,937  110,048  112,724   7,937  10,048    12,724
   8           20,053        109,211  111,980  115,625   9,211  11,980    15,625
   9           23,156        110,430  113,961  118,788  10,430  13,961    18,788
  10           26,414        111,616  116,022  122,283  11,616  16,022    22,283
  11           29,834        112,861  118,261  126,237  12,861  18,261    26,237
  12           33,426        114,043  120,556  130,563  14,043  20,556    30,563
  13           37,197        115,157  122,905  135,294  15,157  22,905    35,294
  14           41,157        116,196  125,302  140,467  16,196  25,302    40,467
  15           45,315        117,156  127,745  146,124  17,156  27,745    46,124
  16           49,681        118,030  130,228  152,310  18,030  30,228    52,310
  17           54,265        118,809  132,744  159,072  18,809  32,744    59,072
  18           59,078        119,487  135,286  166,465  19,487  35,286    66,465
  19           64,132        120,053  137,844  174,546  20,053  37,844    74,546
  20           69,439        120,498  140,408  183,379  20,498  40,408    83,379
  25          100,227        120,593  152,960  241,625  20,593  52,960   141,625
  30          139,522        115,859  163,432  332,991  15,859  63,432   232,991
  35          189,673        103,378  167,620  475,677   3,378  67,620   375,677



---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $2,000* USING MAXIMUM CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- --
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ---------------------- --
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ----- ----
   1            2,100        100,602  100,670  100,740    602      670        740
   2            4,305        101,394  101,577  101,768  1,554    1,737      1,928
   3            6,620        102,133  102,480  102,858  2,133    2,480      2,858
   4            9,051        102,818  103,378  104,014  2,818    3,378      4,014
   5           11,604        103,445  104,265  105,236  3,445    4,265      5,236
   6           14,284        104,403  105,544  106,946  4,403    5,544      6,946
   7           17,098        105,286  106,815  108,765  5,286    6,815      8,765
   8           20,053        106,089  108,072  110,699  6,089    8,072     10,699
   9           23,156        106,803  109,304  112,748  6,803    9,304     12,748
  10           26,414        107,421  110,501  114,913  7,421   10,501     14,913
  11           29,834        107,996  111,717  117,267  7,996   11,717     17,267
  12           33,426        108,462  112,882  119,752  8,462   12,882     19,752
  13           37,197        108,818  113,989  122,379  8,818   13,989     22,379
  14           41,157        109,058  115,030  125,154  9,058   15,030     25,154
  15           45,315        109,176  115,992  128,082  9,176   15,992     28,082
  16           49,681        109,160  116,859  131,166  9,160   16,859     31,166
  17           54,265        108,998  117,611  134,406  8,998   17,611     34,406
  18           59,078        108,673  118,224  137,795  8,673   18,224     37,795
  19           64,132        108,166  118,668  141,327  8,166   18,668     41,327
  20           69,439        107,458  118,914  144,991  7,458   18,914     44,991
  25          100,227        100,389  116,186  165,067    389   16,186     65,067
  30          139,522             **  102,778  186,009     **    2,778     86,009
  35          189,673             **       **  200,295     **       **    100,295



---------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST PLANNED PREMIUM: $2,000* USING CURRENT CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- --
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ---------------------- --
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ----- ----
   1            2,100        100,000  100,000  100,000     926    1,006     1,086
   2            4,305        100,000  100,000  100,000   2,224    2,448     2,683
   3            6,620        100,000  100,000  100,000   3,168    3,611     4,094
   4            9,051        100,000  100,000  100,000   4,239    4,976     5,810
   5           11,604        100,000  100,000  100,000   5,274    6,382     7,686
   6           14,284        100,000  100,000  100,000   6,666    8,235    10,154
   7           17,098        100,000  100,000  100,000   8,014   10,150    12,859
   8           20,053        100,000  100,000  100,000   9,318   12,127    15,826
   9           23,156        100,000  100,000  100,000  10,575   14,167    19,081
  10           26,414        100,000  100,000  100,000  11,807   16,305    22,700
  11           29,834        100,000  100,000  100,000  13,111   18,642    26,822
  12           33,426        100,000  100,000  100,000  14,363   21,063    31,368
  13           37,197        100,000  100,000  100,000  15,562   23,568    36,390
  14           41,157        100,000  100,000  100,000  16,702   26,162    41,942
  15           45,315        100,000  100,000  100,000  17,781   28,847    48,092
  16           49,681        100,000  100,000  100,314  18,794   31,628    54,909
  17           54,265        100,000  100,000  111,201  19,737   34,510    62,409
  18           59,078        100,000  100,000  122,814  20,604   37,496    70,636
  19           64,132        100,000  100,000  135,222  21,389   40,594    79,655
  20           69,439        100,000  100,000  148,492  22,084   43,811    89,539
  25          100,227        100,000  100,000  230,654  23,994   62,110   155,009
  30          139,522        100,000  115,032  349,000  22,180   84,920   257,641
  35          189,673        100,000  139,931  522,847  13,328  111,410   416,280



---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST PLANNED PREMIUM: $2,000* USING MAXIMUM CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            2,100        100,000  100,000  100,000     607     676       746
   2            4,305        100,000  100,000  100,000   1,568   1,753     1,946
   3            6,620        100,000  100,000  100,000   2,161   2,512     2,896
   4            9,051        100,000  100,000  100,000   2,865   3,434     4,081
   5           11,604        100,000  100,000  100,000   3,516   4,354     5,347
   6           14,284        100,000  100,000  100,000   4,505   5,677     7,118
   7           17,098        100,000  100,000  100,000   5,429   7,008     9,024
   8           20,053        100,000  100,000  100,000   6,283   8,342    11,075
   9           23,156        100,000  100,000  100,000   7,059   9,674    13,281
  10           26,414        100,000  100,000  100,000   7,751  10,997    15,655
  11           29,834        100,000  100,000  100,000   8,414  12,368    18,280
  12           33,426        100,000  100,000  100,000   8,983  13,724    21,117
  13           37,197        100,000  100,000  100,000   9,455  15,063    24,191
  14           41,157        100,000  100,000  100,000   9,827  16,380    27,532
  15           45,315        100,000  100,000  100,000  10,091  17,671    31,172
  16           49,681        100,000  100,000  100,000  10,237  18,926    35,146
  17           54,265        100,000  100,000  100,000  10,251  20,133    39,495
  18           59,078        100,000  100,000  100,000  10,117  21,278    44,265
  19           64,132        100,000  100,000  100,000   9,813  22,342    49,514
  20           69,439        100,000  100,000  100,000   9,318  23,308    55,310
  25          100,227        100,000  100,000  138,229   3,191  26,010    92,896
  30          139,522             **  100,000  198,224      **  21,767   146,334
  35          189,673             **       **  276,280      **      **   219,968



---------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                      MEDALLION EXECUTIVE VARIABLE LIFE III

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 34 TO 39 replace the illustration in the John Hancock Variable Life Insurance Company Medallion Executive Variable Life III Product Prospectus.

  The assumptions used for the revised illustration are generally the same as those described in the Medallion Executive Variable Life III Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71%, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING CURRENT CHARGES


                                  Death Benefit            Surrender Value
                             ------------------------  ----------------------- -
                              Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    ------------------------  ----------------------- -
 Year    5% annual interest    0%       6%      12%      0%      6%        12%
------   ------------------  -------  -------  ------  ------  -------  ------ ---
   1            5,931        100,000  100,000   4,915   5,214    5,512   100,000
   2           12,159        100,000  100,000   9,625  10,522   11,455   100,000
   3           18,699        100,000  100,000  14,239  16,041   17,989   100,000
   4           25,565        100,000  100,000  18,775  21,798   25,197   100,000
   5           32,775        100,000  100,000  19,789  24,153   29,290   100,000
   6           40,345        100,000  100,000  19,176  24,909   32,018   100,000
   7           48,294        100,000  100,000  18,543  25,677   35,013   100,000
   8           50,709        100,000  100,000  17,888  26,454   38,307   100,000
   9           53,244        100,000  100,000  17,237  27,265   41,953   100,000
  10           55,906        100,000  100,000  16,588  28,112   45,990   100,000
  11           58,702        100,000  100,000  16,074  29,169   50,696   100,000
  12           61,637        100,000  100,000  15,524  30,246   55,901   100,000
  13           64,718        100,000  100,000  14,929  31,337   61,663   100,000
  14           67,954        100,000  100,000  14,293  32,450   68,052   100,000
  15           71,352        100,000  100,000  13,616  33,585   75,147   100,000
  16           74,920        100,000  106,264  12,902  34,750   83,019   106,264
  17           78,666        100,000  115,553  12,125  35,926   91,709   115,553
  18           82,599        100,000  125,613  11,277  37,113  101,301   125,613
  19           86,729        100,000  136,506  10,352  38,309  111,890   136,506
  20           91,065        100,000  148,297   9,338  39,509  123,581   148,297
  25           95,619        100,000  235,874   3,125  46,318  205,108   235,874
  30          100,400             **  357,747      **  53,553  340,711   357,747
  35          105,420             **  595,833      **  60,851  567,460   595,833



---------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING MAXIMUM CHARGES


                                  Death Benefits            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            5,931        100,000  100,000  100,000   4,356   4,635     4,914
   2           12,159        100,000  100,000  100,000   8,623   9,451    10,313
   3           18,699        100,000  100,000  100,000  12,803  14,459    16,249
   4           25,565        100,000  100,000  100,000  16,900  19,669    22,785
   5           32,775        100,000  100,000  100,000  17,490  21,464    26,152
   6           40,345        100,000  100,000  100,000  16,460  21,639    28,082
   7           48,294        100,000  100,000  100,000  15,391  21,775    30,176
   8           50,709        100,000  100,000  100,000  14,276  21,865    32,450
   9           53,244        100,000  100,000  100,000  13,108  21,899    34,921
  10           55,906        100,000  100,000  100,000  11,874  21,865    37,607
  11           58,702        100,000  100,000  100,000  10,569  21,757    40,533
  12           61,637        100,000  100,000  100,000   9,184  21,562    43,726
  13           64,718        100,000  100,000  100,000   7,711  21,273    47,222
  14           67,954        100,000  100,000  100,000   6,142  20,877    51,059
  15           71,352        100,000  100,000  100,000   4,466  20,362    55,281
  16           74,920        100,000  100,000  100,000   2,666  19,708    59,938
  17           78,666        100,000  100,000  100,000     723  18,892    65,090
  18           82,599             **  100,000  100,000      **  17,886    70,804
  19           86,729             **  100,000  100,000      **  16,654    77,164
  20           91,065             **  100,000  101,116      **  15,159    84,264
  25           95,619             **  100,000  151,046      **   2,074   131,344
  30          100,400             **       **  215,959      **      **   205,676
  35          105,420             **       **  340,938      **      **   324,703



---------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING CURRENT CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            5,931        104,915  105,214  105,512   4,915   5,214     5,512
   2           12,159        109,610  110,506  111,437   9,610  10,506    11,437
   3           18,699        114,196  115,992  117,934  14,196  15,992    17,934
   4           25,565        118,691  121,699  125,080  18,691  21,699    25,080
   5           32,775        123,109  127,648  132,956  23,109  27,648    32,956
   6           40,345        127,431  133,831  141,617  27,431  33,831    41,617
   7           48,294        131,659  140,258  151,144  31,659  40,258    51,144
   8           50,709        130,758  141,601  155,987  30,758  41,601    55,987
   9           53,244        129,865  143,001  161,331  29,865  43,001    61,331
  10           55,906        128,979  144,457  167,225  28,979  44,457    67,225
  11           58,702        128,258  146,180  174,005  28,258  46,180    74,005
  12           61,637        127,498  147,935  181,460  27,498  47,935    81,460
  13           64,718        126,688  149,713  189,649  26,688  49,713    89,649
  14           67,954        125,836  151,522  198,658  25,836  51,522    98,658
  15           71,352        124,941  153,363  208,575  24,941  53,363   108,575
  16           74,920        124,011  155,245  219,503  24,011  55,245   119,503
  17           78,666        123,013  157,136  231,518  23,013  57,136   131,518
  18           82,599        121,945  159,031  244,728  21,945  59,031   144,728
  19           86,729        120,799  160,924  259,255  20,799  60,924   159,255
  20           91,065        119,566  162,803  275,228  19,566  62,803   175,228
  25           95,619        112,487  172,968  385,977  12,487  72,968   285,977
  30          100,400        102,334  182,021  567,406   2,334  82,021   467,406
  35          105,420             **  187,153  864,596      **  87,153   764,596



---------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING MAXIMUM CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            5,931        104,335  104,612  104,890   4,335   4,612     4,890
   2           12,159        108,558  109,379  110,234   8,558   9,379    10,234
   3           18,699        112,670  114,305  116,075  12,670  14,305    16,075
   4           25,565        116,670  119,394  122,460  16,670  19,394    22,460
   5           32,775        120,554  124,648  129,439  20,554  24,648    29,439
   6           40,345        124,322  130,070  137,068  24,322  30,070    37,068
   7           48,294        127,967  135,658  145,404  27,967  35,658    45,404
   8           50,709        126,520  136,151  148,952  26,520  36,151    48,952
   9           53,244        125,023  136,588  152,777  25,023  36,588    52,777
  10           55,906        123,467  136,955  156,898  23,467  36,955    56,898
  11           58,702        121,848  137,244  161,338  21,848  37,244    61,338
  12           61,637        120,156  137,443  166,120  20,156  37,443    66,120
  13           64,718        118,391  137,544  171,276  18,391  37,544    71,276
  14           67,954        116,547  137,536  176,833  16,547  37,536    76,833
  15           71,352        114,615  137,405  182,825  14,615  37,405    82,825
  16           74,920        112,586  137,134  189,282  12,586  37,134    89,282
  17           78,666        110,444  136,700  196,233  10,444  36,700    96,233
  18           82,599        108,174  136,077  203,709   8,174  36,077   103,709
  19           86,729        105,754  135,233  211,738   5,754  35,233   111,738
  20           91,065        103,165  134,137  220,353   3,165  34,137   120,353
  25           95,619             **  123,804  273,755      **  23,804   173,755
  30          100,400             **  101,058  348,556      **   1,058   248,556
  35          105,420             **       **  449,885      **      **   349,885



---------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING CURRENT CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- --
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ---------------------- --
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ----- ----
   1            5,931        100,000  100,000  100,000   4,915    5,214     5,512
   2           12,159        100,000  100,000  100,000   9,625   10,522    11,455
   3           18,699        100,000  100,000  100,000  14,239   16,041    17,989
   4           25,565        100,000  100,000  100,000  18,775   21,798    25,197
   5           32,775        100,000  100,000  100,000  23,247   27,818    33,163
   6           40,345        100,000  100,000  100,731  27,642   34,101    41,957
   7           48,294        100,000  100,000  120,360  31,964   40,664    51,619
   8           50,709        100,000  100,000  128,249  31,164   42,168    56,612
   9           53,244        100,000  100,000  136,763  30,370   43,743    62,111
  10           55,906        100,000  100,000  145,959  29,581   45,392    68,167
  11           58,702        100,000  100,000  156,489  28,965   47,340    75,123
  12           61,637        100,000  100,080  167,806  28,320   49,361    82,765
  13           64,718        100,000  101,574  179,949  27,638   51,451    91,151
  14           67,954        100,000  103,102  192,994  26,923   53,615   100,361
  15           71,352        100,000  104,679  207,037  26,173   55,859   110,479
  16           74,920        100,000  106,307  222,155  25,394   58,190   121,602
  17           78,666        100,000  107,972  238,406  24,560   60,597   133,801
  18           82,599        100,000  109,683  255,891  23,667   63,084   147,174
  19           86,729        100,000  111,449  274,727  22,708   65,651   161,833
  20           91,065        100,000  113,269  295,013  21,673   68,300   177,890
  25           95,619        100,000  124,870  428,289  15,639   83,918   287,829
  30          100,400        100,000  138,961  627,651   6,384  102,585   463,348
  35          105,420             **  156,538  931,089      **  124,632   741,313



---------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING MAXIMUM CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            5,931        100,000  100,000  100,000   4,356   4,635     4,914
   2           12,159        100,000  100,000  100,000   8,623   9,451    10,313
   3           18,699        100,000  100,000  100,000  12,803  14,459    16,249
   4           25,565        100,000  100,000  100,000  16,900  19,669    22,785
   5           32,775        100,000  100,000  100,000  20,912  25,092    29,985
   6           40,345        100,000  100,000  100,000  24,844  30,741    37,927
   7           48,294        100,000  100,000  108,746  28,692  36,628    46,638
   8           50,709        100,000  100,000  114,646  27,455  37,464    50,607
   9           53,244        100,000  100,000  120,901  26,174  38,293    54,907
  10           55,906        100,000  100,000  127,531  24,841  39,110    59,561
  11           58,702        100,000  100,000  134,556  23,449  39,913    64,594
  12           61,637        100,000  100,000  141,997  21,989  40,698    70,035
  13           64,718        100,000  100,000  149,879  20,457  41,461    75,919
  14           67,954        100,000  100,000  158,220  18,842  42,200    82,278
  15           71,352        100,000  100,000  167,066  17,136  42,910    89,149
  16           74,920        100,000  100,000  176,422  15,323  43,583    96,569
  17           78,666        100,000  100,000  186,328  13,385  44,211   104,573
  18           82,599        100,000  100,000  196,818  11,299  44,780   113,198
  19           86,729        100,000  100,000  207,922   9,038  45,276   122,480
  20           91,065        100,000  100,000  219,668   6,572  45,685   132,458
  25           95,619             **  100,000  289,482      **  45,847   194,544
  30          100,400             **  100,000  381,983      **  39,909   281,990
  35          105,420             **  100,000  504,349      **  17,046   401,552



---------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                            VARIABLE ESTATE PROTECTION

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 42 TO 45 replace the illustration in the John Hancock Life Insurance Company ("JOHN HANCOCK") Variable Estate Protection Product Prospectus. The tables on pages 46 TO 49 replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Variable Estate Protection Product Prospectus.

  The assumptions used for the revised illustration are generally the same as those described in the respective Variable Estate Protection Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71%, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Tables are provided for each of the two death benefit options. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured persons' issue ages, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: JOHN HANCOCK VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED) MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $15,969* USING CURRENT CHARGES


                                      Death Benefit                  Surrender Value
                             -------------------------------  ---------------- -------------
                                  Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
Policy     accumulated at    -------------------------------  ---------------- -------------
 Year    5% annual interest     0%         6%         12%       0%        6%          12%
-------  ------------------  ---------  ---------  ---------  -------  ------- --  -----------
   1            16,768       1,000,000  1,000,000  1,000,000   11,200     11,904      12,609
   2            34,374       1,000,000  1,000,000  1,000,000   23,392     25,562      27,821
   3            52,861       1,000,000  1,000,000  1,000,000   35,408     39,831      44,613
   4            72,271       1,000,000  1,000,000  1,000,000   47,487     54,981      63,401
   5            92,653       1,000,000  1,000,000  1,000,000   59,387     70,805      84,137
   6           114,053       1,000,000  1,000,000  1,000,000   72,165     88,429     108,166
   7           136,524       1,000,000  1,000,000  1,000,000   84,750    106,832     134,684
   8           160,118       1,000,000  1,000,000  1,000,000   97,138    126,044     163,944
   9           184,891       1,000,000  1,000,000  1,000,000  109,329    146,096     196,227
  10           210,904       1,000,000  1,000,000  1,000,000  121,315    167,017     231,841
  11           238,217       1,000,000  1,000,000  1,000,000  133,853    189,637     271,960
  12           266,895       1,000,000  1,000,000  1,000,000  146,158    213,221     316,208
  13           297,008       1,000,000  1,000,000  1,000,000  158,219    237,799     365,006
  14           328,626       1,000,000  1,000,000  1,000,000  170,017    263,398     418,818
  15           361,825       1,000,000  1,000,000  1,000,000  181,533    290,045     478,163
  16           396,684       1,000,000  1,000,000  1,044,599  192,738    317,766     543,590
  17           433,286       1,000,000  1,000,000  1,145,037  203,600    346,584     615,656
  18           471,718       1,000,000  1,000,000  1,251,940  214,076    376,522     694,995
  19           512,072       1,000,000  1,000,000  1,365,979  224,119    407,601     782,295
  20           554,444       1,000,000  1,000,000  1,487,825  233,667    439,841     878,299
  25           800,279       1,000,000  1,000,000  2,249,218  274,084    622,750   1,523,123
  30         1,114,034       1,000,000  1,115,312  3,366,197  288,814    842,289   2,542,168
  35         1,514,473       1,000,000  1,338,337  5,034,083  252,846  1,096,756   4,125,388


* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED) MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $15,969* USING CURRENT CHARGES


                                      Death Benefit                 Surrender Value
                             -------------------------------  ---------------- -----------
                                  Assuming Hypothetical          Assuming Hypothetical
End of    Planned Premiums       Gross Annual Return of         Gross Annual Return of
Policy     Accumulated at    -------------------------------  ---------------- -----------
 Year    5% Annual Interest     0%         6%         12%       0%       6%         12%
-------  ------------------  ---------  ---------  ---------  -------  -------  -----------
   1            16,768       1,011,200  1,011,903  1,012,608   11,200   11,903      12,608
   2            34,374       1,023,390  1,025,560  1,027,818   23,390   25,560      27,818
   3            52,861       1,035,404  1,039,826  1,044,607   35,404   39,826      44,608
   4            72,271       1,047,479  1,054,973  1,063,391   47,479   54,973      63,391
   5            92,653       1,059,376  1,070,791  1,084,120   59,376   70,791      84,120
   6           114,053       1,072,148  1,088,407  1,108,139   72,148   88,407     108,139
   7           136,524       1,084,725  1,106,800  1,134,642   84,725  106,800     134,642
   8           160,118       1,097,104  1,125,997  1,163,880   97,104  125,997     163,880
   9           184,891       1,109,281  1,146,027  1,196,130  109,281  146,027     196,130
  10           210,904       1,121,247  1,166,917  1,231,695  121,247  166,917     231,695
  11           238,217       1,133,765  1,189,504  1,271,757  133,765  189,504     271,757
  12           266,895       1,146,040  1,213,036  1,315,916  146,040  213,036     315,916
  13           297,008       1,158,055  1,237,534  1,364,574  158,055  237,534     364,574
  14           328,626       1,169,786  1,263,013  1,418,169  169,786  263,013     418,169
  15           361,825       1,181,203  1,289,480  1,477,178  181,203  289,480     477,178
  16           396,684       1,192,268  1,316,938  1,542,120  192,268  316,938     542,120
  17           433,286       1,202,935  1,345,375  1,613,554  202,935  345,375     613,554
  18           471,718       1,213,142  1,374,768  1,692,085  213,142  374,768     692,085
  19           512,072       1,222,818  1,405,080  1,778,367  222,819  405,080     778,367
  20           554,444       1,231,875  1,436,249  1,873,102  231,875  436,249     873,102
  25           800,279       1,266,737  1,605,056  2,506,535  266,737  605,056   1,506,535
  30         1,114,034       1,265,989  1,777,283  3,501,773  265,989  777,283   2,501,773
  35         1,514,473       1,196,987  1,913,469  5,043,925  196,988  913,469   4,043,925


* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED) MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $15,969* USING MAXIMUM CHARGES


                                      Death Benefit                 Surrender Value
                             -------------------------------  ---------------- -----------
                                  Assuming hypothetical          Assuming hypothetical
End of    Planned Premiums        gross annual return of         gross annual return of
Policy     accumulated at    -------------------------------  ---------------- -----------
 Year    5% annual interest     0%         6%         12%       0%       6%         12%
-------  ------------------  ---------  ---------  ---------  -------  -------  -----------
   1            16,768       1,000,000  1,000,000  1,000,000   10,901   11,594      12,287
   2            34,374       1,000,000  1,000,000  1,000,000   22,718   24,846      27,053
   3            52,861       1,000,000  1,000,000  1,000,000   34,245   38,562      43,214
   4            72,271       1,000,000  1,000,000  1,000,000   45,703   52,986      61,144
   5            92,653       1,000,000  1,000,000  1,000,000   56,834   67,882      80,746
   6           114,053       1,000,000  1,000,000  1,000,000   68,671   84,342     103,310
   7           136,524       1,000,000  1,000,000  1,000,000   80,120  101,308     127,969
   8           160,118       1,000,000  1,000,000  1,000,000   91,155  118,771     154,907
   9           184,891       1,000,000  1,000,000  1,000,000  101,747  136,720     184,335
  10           210,904       1,000,000  1,000,000  1,000,000  111,860  155,140     216,477
  11           238,217       1,000,000  1,000,000  1,000,000  121,960  174,547     252,154
  12           266,895       1,000,000  1,000,000  1,000,000  131,474  194,393     291,127
  13           297,008       1,000,000  1,000,000  1,000,000  140,331  214,633     333,707
  14           328,626       1,000,000  1,000,000  1,000,000  148,441  235,207     380,234
  15           361,825       1,000,000  1,000,000  1,000,000  155,697  256,044     431,104
  16           396,684       1,000,000  1,000,000  1,000,000  161,984  277,072     486,780
  17           433,286       1,000,000  1,000,000  1,018,580  167,116  298,160     547,664
  18           471,718       1,000,000  1,000,000  1,105,725  171,044  319,305     613,826
  19           512,072       1,000,000  1,000,000  1,197,018  173,563  340,382     685,532
  20           554,444       1,000,000  1,000,000  1,292,741  174,480  361,291     763,136
  25           800,279       1,000,000  1,000,000  1,849,337  144,641  458,581   1,252,332
  30         1,114,034       1,000,000  1,000,000  2,567,693    2,132  521,335   1,939,134
  35         1,514,473              **  1,000,000  3,503,540       **  494,468   2,871,120


 * The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED) MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $15,969* USING MAXIMUM CHARGES


                                      Death Benefit                 Surrender Value
                             -------------------------------  ---------------- -----------
                                  Assuming hypothetical          Assuming hypothetical
End of    Planned Premiums        gross annual return of         gross annual return of
Policy     accumulated at    -------------------------------  ---------------- -----------
 Year    5% annual interest     0%         6%         12%       0%       6%         12%
-------  ------------------  ---------  ---------  ---------  -------  -------  -----------
   1            16,768       1,010,900  1,011,594  1,012,287   10,900   11,594      12,287
   2            34,374       1,022,715  1,024,843  1,027,050   22,715   24,843      27,050
   3            52,861       1,034,235  1,038,551  1,043,202   34,235   38,551      43,202
   4            72,271       1,045,678  1,052,957  1,061,110   45,678   52,957      61,110
   5            92,653       1,056,783  1,067,819  1,080,670   56,783   67,819      80,670
   6           114,053       1,068,576  1,084,222  1,103,160   68,576   84,222     103,160
   7           136,524       1,079,958  1,101,096  1,127,693   79,958  101,096     127,693
   8           160,118       1,090,893  1,118,417  1,154,431   90,893  118,417     154,431
   9           184,891       1,101,345  1,136,158  1,183,550  101,345  136,158     183,550
  10           210,904       1,111,265  1,154,278  1,215,228  111,265  154,278     215,228
  11           238,217       1,121,105  1,173,262  1,250,222  121,105  173,263     250,222
  12           266,895       1,130,274  1,192,525  1,288,210  130,274  192,525     288,210
  13           297,008       1,138,681  1,211,970  1,329,383  138,681  211,970     329,383
  14           328,626       1,146,208  1,231,469  1,373,923  146,208  231,469     373,923
  15           361,825       1,152,719  1,250,869  1,422,009  152,719  250,869     422,009
  16           396,684       1,158,064  1,269,994  1,473,820  158,064  269,994     473,820
  17           433,286       1,162,012  1,288,572  1,529,465  162,012  288,572     529,465
  18           471,718       1,164,496  1,306,488  1,589,234  164,496  306,488     589,234
  19           512,072       1,165,268  1,323,431  1,653,251  165,268  323,431     653,251
  20           554,444       1,164,099  1,339,095  1,721,671  164,099  339,095     721,671
  25           800,279       1,118,067  1,382,982  2,132,594  118,067  382,982   1,132,594
  30         1,114,034              **  1,303,944  2,644,892       **  303,944   1,644,892
  35         1,514,473              **         **  3,209,172       **       **   2,209,172


 * The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        500,000  500,000    500,000    4,292    4,576       4,860
   2           17,556        500,000  500,000    500,000   10,122   11,028      11,970
   3           26,998        500,000  500,000    500,000   15,058   16,934      18,960
   4           36,912        500,000  500,000    500,000   20,443   23,652      27,251
   5           47,322        500,000  500,000    500,000   25,749   30,669      36,402
   6           58,252        500,000  500,000    500,000   32,037   39,104      47,655
   7           69,728        500,000  500,000    500,000   38,231   47,913      60,073
   8           81,779        500,000  500,000    500,000   44,328   57,107      73,774
   9           94,432        500,000  500,000    500,000   50,328   66,703      88,890
  10          107,717        500,000  500,000    500,000   56,226   76,714     105,564
  11          121,667        500,000  500,000    500,000   62,669   87,839     124,672
  12          136,314        500,000  500,000    500,000   68,993   99,437     145,746
  13          151,694        500,000  500,000    500,000   75,192  111,522     168,983
  14          167,843        500,000  500,000    500,000   81,258  124,107     194,606
  15          184,799        500,000  500,000    500,000   87,179  137,206     222,858
  16          202,603        500,000  500,000    500,000   92,941  150,830     254,012
  17          221,297        500,000  500,000    536,277   98,530  164,990     288,342
  18          240,926        500,000  500,000    587,493  103,922  179,696     326,137
  19          261,536        500,000  500,000    642,094  109,095  194,957     367,727
  20          283,177        500,000  500,000    700,402  114,016  210,781     413,464
  25          408,735        500,000  500,000  1,064,419  134,937  300,440     720,802
  30          568,983        500,000  540,508  1,597,663  142,923  408,194   1,206,563
  35          773,504        500,000  650,986  2,393,352  125,472  533,477   1,961,331



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        504,292  504,576    504,860    4,292    4,576       4,860
   2           17,556        509,714  510,619    511,561   10,122   11,027      11,969
   3           26,998        515,057  516,932    518,957   15,057   16,932      18,957
   4           36,912        520,440  523,649    527,247   20,440   23,649      27,247
   5           47,322        525,744  530,663    536,395   25,744   30,663      36,395
   6           58,252        532,030  539,095    547,643   32,030   39,095      47,643
   7           69,728        538,220  547,898    560,054   38,220   47,898      60,054
   8           81,779        544,313  557,086    573,745   44,313   57,086      73,745
   9           94,432        550,306  566,673    588,846   50,306   66,673      88,847
  10          107,717        556,195  576,670    605,498   56,195   76,670     105,498
  11          121,667        562,629  587,779    624,581   62,629   87,779     124,581
  12          136,314        568,939  599,352    645,614   68,939   99,352     145,614
  13          151,694        575,116  611,400    668,787   75,116  111,400     168,787
  14          167,843        581,149  623,929    694,309   81,149  123,929     194,309
  15          184,799        587,023  636,943    722,406   87,023  136,943     222,406
  16          202,603        592,718  650,442    753,322   92,718  150,442     253,322
  17          221,297        598,212  664,421    787,323   98,212  164,421     287,323
  18          240,926        603,473  678,867    824,694  103,473  178,867     324,694
  19          261,536        608,467  693,761    865,744  108,467  193,761     365,744
  20          283,177        613,149  709,073    910,803  113,149  209,073     410,803
  25          408,735        631,340  791,944  1,211,876  131,340  291,944     711,876
  30          568,983        631,672  876,151  1,683,852  131,672  376,151   1,183,852
  35          773,504        597,828  941,871  2,412,890   97,828  441,872   1,912,891



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156* USING MAXIMUM CHARGES


                                    Death Benefit              Surrender Value
                             ---------------------------  -------------------- ------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  --- --------
   1            8,564        500,000  500,000    500,000   4,131    4,409       4,688
   2           17,556        500,000  500,000    500,000   9,764   10,647      11,563
   3           26,998        500,000  500,000    500,000  14,447   16,268      18,227
   4           36,912        500,000  500,000    500,000  19,515   22,615      26,081
   5           47,322        500,000  500,000    500,000  24,430   29,161      34,659
   6           58,252        500,000  500,000    500,000  30,243   37,008      45,172
   7           69,728        500,000  500,000    500,000  35,863   45,091      56,654
   8           81,779        500,000  500,000    500,000  41,277   53,403      69,187
   9           94,432        500,000  500,000    500,000  46,469   61,938      82,867
  10          107,717        500,000  500,000    500,000  51,422   70,687      97,794
  11          121,667        500,000  500,000    500,000  56,595   80,147     114,619
  12          136,314        500,000  500,000    500,000  61,470   89,811     132,982
  13          151,694        500,000  500,000    500,000  66,013   99,656     153,022
  14          167,843        500,000  500,000    500,000  70,178  109,650     174,895
  15          184,799        500,000  500,000    500,000  73,910  119,755     198,778
  16          202,603        500,000  500,000    500,000  77,153  129,930     224,879
  17          221,297        500,000  500,000    500,000  79,813  140,108     253,425
  18          240,926        500,000  500,000    512,772  81,864  150,283     284,658
  19          261,536        500,000  500,000    556,201  83,204  160,387     318,536
  20          283,177        500,000  500,000    601,713  83,736  170,364     355,206
  25          408,735        500,000  500,000    866,439  69,251  215,884     586,734
  30          568,983             **  500,000  1,207,606      **  240,694     911,990
  35          773,504             **  500,000  1,651,719      **  210,051   1,353,569



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156* USING MAXIMUM CHARGES


                                    Death Benefit             Surrender Value
                             ---------------------------  -------------------- ----
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ----
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  --- ------
   1            8,564        504,130  504,409    504,687   4,130    4,409     4,687
   2           17,556        509,355  510,238    511,154   9,763   10,646    11,561
   3           26,998        514,443  516,263    518,222  14,443   16,263    18,222
   4           36,912        519,505  522,603    526,067  19,505   22,603    26,067
   5           47,322        524,408  529,134    534,626  24,408   29,134    34,626
   6           58,252        530,202  536,956    545,107  30,202   36,956    45,107
   7           69,728        535,792  544,997    556,534  35,792   44,997    56,534
   8           81,779        541,160  553,246    568,977  41,160   53,246    68,977
   9           94,432        546,288  561,687    582,518  46,288   61,687    82,518
  10          107,717        551,152  570,299    597,236  51,152   70,299    97,236
  11          121,667        556,204  579,565    613,752  56,204   79,565   113,752
  12          136,314        560,918  588,960    631,666  60,918   88,960   131,666
  13          151,694        565,249  598,436    651,063  65,249   98,436   151,063
  14          167,843        569,137  607,930    672,025  69,137  107,930   172,025
  15          184,799        572,515  617,363    694,627  72,515  117,363   194,627
  16          202,603        575,309  626,647    718,946  75,309  126,647   218,946
  17          221,297        577,401  635,646    745,023  77,401  135,646   245,023
  18          240,926        578,760  644,302    772,986  78,760  144,302   272,986
  19          261,536        579,260  652,459    802,879  79,260  152,459   302,879
  20          283,177        578,789  659,963    834,760  78,789  159,963   334,760
  25          408,735        556,505  680,285  1,024,827  56,505  180,285   524,827
  30          568,983             **  638,775  1,256,092      **  138,775   756,092
  35          773,504             **       **  1,498,010      **       **   998,010



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                          VARIABLE ESTATE PROTECTION II

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 52 TO 61 replace the illustration in the John Hancock Variable Life Insurance Company Variable Estate Protection II Product Prospectus.

  The assumptions used for the revised illustration are generally the same as those described in the Variable Estate Protection II Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71%, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of
 .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Tables are provided for each of the two death benefit options. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting the issue age, sex and underwriting risk classification of each of your proposed insured persons, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        500,000  500,000    500,000    4,283    4,566       4,850
   2           17,556        500,000  500,000    500,000   10,095   10,998      11,936
   3           26,998        500,000  500,000    500,000   15,004   16,873      18,887
   4           36,912        500,000  500,000    500,000   20,352   23,546      27,121
   5           47,322        500,000  500,000    500,000   25,612   30,504      36,192
   6           58,252        500,000  500,000    500,000   31,847   38,864      47,337
   7           69,728        500,000  500,000    500,000   37,976   47,579      59,614
   8           81,779        500,000  500,000    500,000   43,999   56,660      73,136
   9           94,432        500,000  500,000    500,000   49,915   66,121      88,026
  10          107,717        500,000  500,000    500,000   55,721   75,974     104,422
  11          121,667        500,000  500,000    500,000   62,061   86,914     123,189
  12          136,314        500,000  500,000    500,000   68,274   98,299     143,849
  13          151,694        500,000  500,000    500,000   74,352  110,141     166,589
  14          167,843        500,000  500,000    500,000   80,287  122,452     191,616
  15          184,799        500,000  500,000    500,000   86,069  135,241     219,160
  16          202,603        500,000  500,000    500,000   92,148  149,267     250,736
  17          221,297        500,000  500,000    500,000   98,068  163,896     285,673
  18          240,926        500,000  500,000    500,000  103,807  179,142     324,340
  19          261,536        500,000  500,000    500,000  109,339  195,020     367,157
  20          283,177        500,000  500,000    500,000  114,633  211,545     414,601
  25          408,735        500,000  500,000    778,830  137,609  306,250     741,743
  30          568,983        500,000  500,000  1,349,037  147,952  423,789   1,284,797
  35          773,504        500,000  604,624  2,288,241  133,255  575,832   2,179,277



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        504,283  504,566    504,850    4,283    4,566       4,850
   2           17,556        509,686  510,590    511,527   10,094   10,997      11,935
   3           26,998        515,002  516,871    518,885   15,002   16,871      18,885
   4           36,912        520,349  523,542    527,117   20,349   23,542      27,117
   5           47,322        525,608  530,498    536,185   25,608   30,498      36,185
   6           58,252        531,840  538,855    547,325   31,840   38,855      47,325
   7           69,728        537,966  547,565    559,596   37,966   47,565      59,596
   8           81,779        543,984  556,639    573,107   43,984   56,639      73,107
   9           94,432        549,893  566,090    587,983   49,893   66,090      87,983
  10          107,717        555,690  575,929    604,357   55,690   75,929     104,357
  11          121,667        562,022  586,854    623,100   62,022   86,854     123,100
  12          136,314        568,220  598,216    643,719   68,220   98,216     143,719
  13          151,694        574,277  610,021    666,395   74,277  110,021     166,395
  14          167,843        580,180  622,276    691,324   80,180  122,276     191,324
  15          184,799        585,915  634,982    718,716   85,915  134,982     218,716
  16          202,603        591,927  648,884    750,056   91,927  148,884     250,056
  17          221,297        597,752  663,332    784,636   97,752  163,332     284,636
  18          240,926        603,359  678,317    822,770  103,359  178,317     322,770
  19          261,536        608,711  693,826    864,798  108,711  193,826     364,798
  20          283,177        613,762  709,832    911,087  113,762  209,832     411,087
  25          408,735        633,937  797,588  1,223,749  133,937  297,588     723,749
  30          568,983        636,301  889,538  1,722,895  136,301  389,538   1,222,895
  35          773,504        604,121  966,478  2,509,427  104,121  466,478   2,009,427



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING MAXIMUM CHARGES


                                    Death Benefit              Surrender Value
                             ---------------------------  -------------------- ------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  --- --------
   1            8,564        500,000  500,000    500,000   4,130    4,408       4,687
   2           17,556        500,000  500,000    500,000   9,762   10,644      11,561
   3           26,998        500,000  500,000    500,000  14,444   16,263      18,224
   4           36,912        500,000  500,000    500,000  19,511   22,608      26,077
   5           47,322        500,000  500,000    500,000  24,424   29,151      34,654
   6           58,252        500,000  500,000    500,000  30,236   36,995      45,167
   7           69,728        500,000  500,000    500,000  35,855   45,074      56,647
   8           81,779        500,000  500,000    500,000  41,267   53,381      69,179
   9           94,432        500,000  500,000    500,000  46,457   61,911      82,857
  10          107,717        500,000  500,000    500,000  51,409   70,654      97,783
  11          121,667        500,000  500,000    500,000  56,579   80,107     114,606
  12          136,314        500,000  500,000    500,000  61,451   89,762     132,967
  13          151,694        500,000  500,000    500,000  65,992   99,598     153,005
  14          167,843        500,000  500,000    500,000  70,153  109,581     174,875
  15          184,799        500,000  500,000    500,000  73,882  119,674     198,754
  16          202,603        500,000  500,000    500,000  77,121  129,835     224,851
  17          221,297        500,000  500,000    500,000  79,775  139,997     253,392
  18          240,926        500,000  500,000    500,000  81,822  150,154     284,703
  19          261,536        500,000  500,000    500,000  83,156  160,237     319,124
  20          283,177        500,000  500,000    500,000  83,680  170,191     357,087
  25          408,735        500,000  500,000    648,337  69,143  215,534     617,464
  30          568,983             **  500,000  1,086,910      **  239,964   1,035,152
  35          773,504             **  500,000  1,769,417      **  208,337   1,685,159



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING MAXIMUM CHARGES


                                    Death Benefit             Surrender Value
                             ---------------------------  -------------------- ----
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ----
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  --- ------
   1            8,564        504,129  504,408    504,686   4,129    4,408     4,686
   2           17,556        509,353  510,235    511,152   9,761   10,643    11,560
   3           26,998        514,440  516,258    518,219  14,440   16,258    18,219
   4           36,912        519,500  522,596    526,063  19,500   22,596    26,063
   5           47,322        524,402  529,124    534,621  24,402   29,124    34,621
   6           58,252        530,195  536,943    545,101  30,195   36,943    45,101
   7           69,728        535,783  544,981    556,527  35,783   44,981    56,527
   8           81,779        541,150  553,224    568,969  41,150   53,224    68,969
   9           94,432        546,276  561,660    582,509  46,276   61,660    82,509
  10          107,717        551,139  570,267    597,225  51,139   70,267    97,225
  11          121,667        556,188  579,525    613,739  56,188   79,525   113,739
  12          136,314        560,899  588,912    631,651  60,899   88,912   131,651
  13          151,694        565,227  598,379    651,046  65,227   98,379   151,046
  14          167,843        569,113  607,862    672,005  69,113  107,862   172,005
  15          184,799        572,487  617,283    694,603  72,487  117,283   194,603
  16          202,603        575,277  626,554    718,919  75,277  126,554   218,919
  17          221,297        577,365  635,539    744,990  77,365  135,539   244,990
  18          240,926        578,719  644,178    772,947  78,719  144,178   272,947
  19          261,536        579,214  652,316    802,833  79,214  152,316   302,833
  20          283,177        578,736  659,800    834,706  78,736  159,800   334,706
  25          408,735        556,409  679,984  1,024,700  56,409  179,984   524,700
  30          568,983             **  638,257  1,255,794      **  138,257   755,794
  35          773,504             **       **  1,497,344      **       **   997,344



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        500,000  500,000    500,000    4,283    4,566       4,850
   2           17,556        500,000  500,000    500,000   10,095   10,998      11,936
   3           26,998        500,000  500,000    500,000   15,004   16,873      18,887
   4           36,912        500,000  500,000    500,000   20,352   23,546      27,121
   5           47,322        500,000  500,000    500,000   25,612   30,504      36,192
   6           58,252        500,000  500,000    500,000   31,847   38,864      47,337
   7           69,728        500,000  500,000    500,000   37,976   47,579      59,614
   8           81,779        500,000  500,000    500,000   43,999   56,660      73,136
   9           94,432        500,000  500,000    500,000   49,915   66,121      88,026
  10          107,717        500,000  500,000    500,000   55,721   75,974     104,422
  11          121,667        500,000  500,000    500,000   62,061   86,914     123,189
  12          136,314        500,000  500,000    500,000   68,274   98,299     143,849
  13          151,694        500,000  500,000    500,000   74,352  110,141     166,589
  14          167,843        500,000  500,000    500,000   80,287  122,452     191,616
  15          184,799        500,000  500,000    500,000   86,069  135,241     219,160
  16          202,603        500,000  500,000    500,000   92,148  149,267     250,736
  17          221,297        500,000  500,000    531,271   98,068  163,896     285,650
  18          240,926        500,000  500,000    584,030  103,807  179,142     324,215
  19          261,536        500,000  500,000    640,460  109,339  195,020     366,791
  20          283,177        500,000  500,000    700,916  114,633  211,545     413,767
  25          408,735        500,000  500,000  1,082,040  137,609  306,250     732,734
  30          568,983        500,000  558,933  1,649,014  147,952  422,109   1,245,344
  35          773,504        500,000  682,220  2,508,108  133,255  559,074   2,055,373



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT CASH VALUE ACCUMULATION TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        504,283  504,566    504,850    4,283    4,566       4,850
   2           17,556        509,686  510,590    511,527   10,094   10,997      11,935
   3           26,998        515,002  516,871    518,885   15,002   16,871      18,885
   4           36,912        520,349  523,542    527,117   20,349   23,542      27,117
   5           47,322        525,608  530,498    536,185   25,608   30,498      36,185
   6           58,252        531,840  538,855    547,325   31,840   38,855      47,325
   7           69,728        537,966  547,565    559,596   37,966   47,565      59,596
   8           81,779        543,984  556,639    573,107   43,984   56,639      73,107
   9           94,432        549,893  566,090    587,983   49,893   66,090      87,983
  10          107,717        555,690  575,929    604,357   55,690   75,929     104,357
  11          121,667        562,022  586,854    623,100   62,022   86,854     123,100
  12          136,314        568,220  598,216    643,719   68,220   98,216     143,719
  13          151,694        574,277  610,021    666,395   74,277  110,021     166,395
  14          167,843        580,180  622,276    691,324   80,180  122,276     191,324
  15          184,799        585,915  634,982    718,716   85,915  134,982     218,716
  16          202,603        591,927  648,884    750,056   91,927  148,884     250,056
  17          221,297        597,752  663,332    784,636   97,752  163,332     284,636
  18          240,926        603,359  678,317    822,770  103,359  178,317     322,770
  19          261,536        608,711  693,826    864,798  108,711  193,826     364,798
  20          283,177        613,762  709,832    911,087  113,762  209,832     411,087
  25          408,735        633,937  797,588  1,223,749  133,937  297,588     723,749
  30          568,983        636,301  889,538  1,722,895  136,301  389,538   1,222,895
  35          773,504        604,121  966,478  2,509,427  104,121  466,478   2,009,427



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING MAXIMUM CHARGES


                                    Death Benefit              Surrender Value
                             ---------------------------  -------------------- ------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  --- --------
   1            8,564        500,000  500,000    500,000   4,130    4,408       4,687
   2           17,556        500,000  500,000    500,000   9,762   10,644      11,561
   3           26,998        500,000  500,000    500,000  14,444   16,263      18,224
   4           36,912        500,000  500,000    500,000  19,511   22,608      26,077
   5           47,322        500,000  500,000    500,000  24,424   29,151      34,654
   6           58,252        500,000  500,000    500,000  30,236   36,995      45,167
   7           69,728        500,000  500,000    500,000  35,855   45,074      56,647
   8           81,779        500,000  500,000    500,000  41,267   53,381      69,179
   9           94,432        500,000  500,000    500,000  46,457   61,911      82,857
  10          107,717        500,000  500,000    500,000  51,409   70,654      97,783
  11          121,667        500,000  500,000    500,000  56,579   80,107     114,606
  12          136,314        500,000  500,000    500,000  61,451   89,762     132,967
  13          151,694        500,000  500,000    500,000  65,992   99,598     153,005
  14          167,843        500,000  500,000    500,000  70,153  109,581     174,875
  15          184,799        500,000  500,000    500,000  73,882  119,674     198,754
  16          202,603        500,000  500,000    500,000  77,121  129,835     224,851
  17          221,297        500,000  500,000    500,000  79,775  139,997     253,392
  18          240,926        500,000  500,000    512,706  81,822  150,154     284,621
  19          261,536        500,000  500,000    556,132  83,156  160,237     318,497
  20          283,177        500,000  500,000    601,642  83,680  170,191     355,164
  25          408,735        500,000  500,000    866,359  69,143  215,534     586,680
  30          568,983             **  500,000  1,207,522      **  239,964     911,926
  35          773,504             **  500,000  1,651,637      **  208,337   1,353,503



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT CASH VALUE ACCUMULATION TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING MAXIMUM CHARGES


                                    Death Benefit             Surrender Value
                             ---------------------------  -------------------- ----
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ----
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  --- ------
   1            8,564        504,129  504,408    504,686   4,129    4,408     4,686
   2           17,556        509,353  510,235    511,152   9,761   10,643    11,560
   3           26,998        514,440  516,258    518,219  14,440   16,258    18,219
   4           36,912        519,500  522,596    526,063  19,500   22,596    26,063
   5           47,322        524,402  529,124    534,621  24,402   29,124    34,621
   6           58,252        530,195  536,943    545,101  30,195   36,943    45,101
   7           69,728        535,783  544,981    556,527  35,783   44,981    56,527
   8           81,779        541,150  553,224    568,969  41,150   53,224    68,969
   9           94,432        546,276  561,660    582,509  46,276   61,660    82,509
  10          107,717        551,139  570,267    597,225  51,139   70,267    97,225
  11          121,667        556,188  579,525    613,739  56,188   79,525   113,739
  12          136,314        560,899  588,912    631,651  60,899   88,912   131,651
  13          151,694        565,227  598,379    651,046  65,227   98,379   151,046
  14          167,843        569,113  607,862    672,005  69,113  107,862   172,005
  15          184,799        572,487  617,283    694,603  72,487  117,283   194,603
  16          202,603        575,277  626,554    718,919  75,277  126,554   218,919
  17          221,297        577,365  635,539    744,990  77,365  135,539   244,990
  18          240,926        578,719  644,178    772,947  78,719  144,178   272,947
  19          261,536        579,214  652,316    802,833  79,214  152,316   302,833
  20          283,177        578,736  659,800    834,706  78,736  159,800   334,706
  25          408,735        556,409  679,984  1,024,700  56,409  179,984   524,700
  30          568,983             **  638,257  1,255,794      **  138,257   755,794
  35          773,504             **       **  1,497,344      **       **   997,344



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                                     FLEX-V2

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 62 TO 67 replace the illustration in the John Hancock Life Insurance Company ("JOHN HANCOCK") Flex V-2 Product Prospectus.
 The tables on pages 68 TO 73 replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Flex V-2 Product Prospectus.

  The assumptions used for the revised illustrations are generally the same as those described in the respective Flex V-1 Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .66%, and (2) an assumed average asset charge for all other Trust- level operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Tables are provided for each of the three death benefit options. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.77%, 5.18% and 11.14%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Required Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Guaranteed Death Benefit and annual Required Premium amount requested.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 1: --LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES CURRENT
CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      323        356        390        0          0           0
   2          1,937      100,000   100,000    100,000      873        967      1,066      303        397         496
   3          2,979      100,000   100,000    100,000    1,406      1,596      1,803      701        891       1,098
   4          4,073      100,000   100,000    100,000    1,920      2,243      2,606    1,080      1,403       1,766
   5          5,222      100,000   100,000    100,000    2,415      2,906      3,481    1,740      2,231       2,806
   6          6,428      100,000   100,000    100,000    2,891      3,587      4,434    2,081      2,777       3,624
   7          7,694      100,000   100,000    100,000    3,343      4,282      5,472    2,533      3,472       4,662
   8          9,024      100,000   100,000    100,000    3,774      4,994      6,604    3,054      4,274       5,884
   9         10,420      100,000   100,000    100,000    4,179      5,719      7,837    3,549      5,089       7,207
  10         11,886      100,000   100,000    100,000    4,571      6,473      9,202    4,031      5,933       8,662
  11         13,425      100,000   100,000    100,000    4,982      7,292     10,747    4,532      6,842      10,297
  12         15,042      100,000   100,000    100,000    5,369      8,131     12,441    5,054      7,816      12,126
  13         16,739      100,000   100,000    100,000    5,729      8,991     14,303    5,549      8,811      14,123
  14         18,521      100,000   100,000    100,000    6,063      9,872     16,350    6,063      9,872      16,350
  15         20,392      100,000   100,000    100,000    6,367     10,773     18,602    6,367     10,773      18,602
  16         22,356      100,000   100,000    100,000    6,641     11,694     21,083    6,641     11,694      21,083
  17         24,419      100,000   100,000    100,000    6,875     12,628     23,811    6,875     12,628      23,811
  18         26,585      100,000   100,000    100,000    7,064     13,569     26,813    7,064     13,569      26,813
  19         28,859      100,000   100,000    100,000    7,201     14,515     30,119    7,201     14,515      30,119
  20         31,247      100,000   100,000    100,000    7,281     15,460     33,762    7,281     15,460      33,762
  25         45,102      100,000   100,000    100,000    6,602     20,007     58,691    6,602     20,007      58,691
  30         62,785      100,000   100,000    121,542    3,204     23,538    101,285    3,204     23,538     101,285
  35         85,353      100,000   100,000    197,338        0     23,973    171,598        0     23,973     171,598
  40        142,504      100,000   100,000    301,256        0     35,006    286,910        0     35,006     286,910
  45        215,445      100,000   100,000    502,783        0     29,472    478,841        0     29,472     478,841


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                   Account Value                 Surrender Value
                         ------------------------------  --------------------- --------  -----------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- --------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross   12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  ---------  ---------  --------  --------  - --------  --------  --------  -----------
   1            945      100,000    100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000    100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000    100,000    100,000    1,264      1,441      1,634      359        536         729
   4          4,073      100,000    100,000    100,000    1,733      2,031      2,368      693        991       1,328
   5          5,222      100,000    100,000    100,000    2,182      2,635      3,167    1,007      1,460       1,992
   6          6,428      100,000    100,000    100,000    2,613      3,254      4,036    1,303      1,944       2,726
   7          7,694      100,000    100,000    100,000    3,021      3,884      4,980    1,811      2,674       3,770
   8          9,024      100,000    100,000    100,000    3,407      4,527      6,009    2,287      3,407       4,889
   9         10,420      100,000    100,000    100,000    3,769      5,181      7,126    2,839      4,251       6,196
  10         11,886      100,000    100,000    100,000    4,116      5,858      8,362    3,576      5,318       7,822
  11         13,425      100,000    100,000    100,000    4,437      6,547      9,710    3,987      6,097       9,260
  12         15,042      100,000    100,000    100,000    4,729      7,245     11,184    4,414      6,930      10,869
  13         16,739      100,000    100,000    100,000    4,993      7,953     12,795    4,813      7,773      12,615
  14         18,521      100,000    100,000    100,000    5,226      8,670     14,560    5,226      8,670      14,560
  15         20,392      100,000    100,000    100,000    5,425      9,392     16,493    5,425      9,392      16,493
  16         22,356      100,000    100,000    100,000    5,589     10,120     18,613    5,589     10,120      18,613
  17         24,419      100,000    100,000    100,000    5,711     10,848     20,937    5,711     10,848      20,937
  18         26,585      100,000    100,000    100,000    5,785     11,568     23,486    5,785     11,568      23,486
  19         28,859      100,000    100,000    100,000    5,807     12,279     26,284    5,807     12,279      26,284
  20         31,247      100,000    100,000    100,000    5,766     12,971     29,356    5,766     12,971      29,356
  25         45,102      100,000    100,000    100,000    4,407     15,918     50,141    4,407     15,918      50,141
  30         62,785      100,000    100,000    102,564       88     16,986     85,470       88     16,986      85,470
  35         85,353      100,000    100,000    166,579        0     13,263    144,852        0     13,263     144,852
  40        149,286      100,000    100,000    253,979        0     18,578    241,885        0     18,578     241,885
  45        230,884      100,000    100,000    423,713        0          0    403,536        0          0     403,536


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      323        356        390        0          0           0
   2          1,937      100,000   100,000    100,000      873        967      1,066      303        397         496
   3          2,979      100,000   100,000    100,000    1,406      1,596      1,803      701        891       1,098
   4          4,073      100,000   100,000    100,000    1,920      2,243      2,606    1,080      1,403       1,766
   5          5,222      100,000   100,000    100,000    2,415      2,906      3,481    1,740      2,231       2,806
   6          6,428      100,000   100,000    100,000    2,891      3,587      4,434    2,081      2,777       3,624
   7          7,694      100,000   100,000    100,000    3,343      4,282      5,472    2,533      3,472       4,662
   8          9,024      100,000   100,000    100,000    3,774      4,994      6,604    3,054      4,274       5,884
   9         10,420      100,000   100,000    100,000    4,179      5,719      7,837    3,549      5,089       7,207
  10         11,886      100,000   100,000    100,000    4,571      6,473      9,202    4,031      5,933       8,662
  11         13,425      100,000   100,000    100,000    4,982      7,292     10,747    4,532      6,842      10,297
  12         15,042      100,000   100,000    100,000    5,369      8,131     12,441    5,054      7,816      12,126
  13         16,739      100,000   100,000    100,000    5,729      8,991     14,303    5,549      8,811      14,123
  14         18,521      100,000   100,000    100,000    6,063      9,872     16,350    6,063      9,872      16,350
  15         20,392      100,000   100,000    100,000    6,367     10,773     18,602    6,367     10,773      18,602
  16         22,356      100,000   100,000    100,216    6,641     11,694     21,083    6,641     11,694      21,083
  17         24,419      100,000   100,000    101,325    6,875     12,628     23,809    6,875     12,628      23,809
  18         26,585      100,000   100,000    102,665    7,064     13,569     26,802    7,064     13,569      26,802
  19         28,859      100,000   100,000    104,266    7,201     14,515     30,087    7,201     14,515      30,087
  20         31,247      100,000   100,000    106,159    7,281     15,460     33,693    7,281     15,460      33,693
  25         45,102      100,000   100,000    121,336    6,602     20,007     57,835    6,602     20,007      57,835
  30         62,785      100,000   100,000    150,904    3,204     23,538     96,853    3,204     23,538      96,853
  35         85,353      100,000   100,000    204,781        0     23,973    160,210        0     23,973     160,210
  40        142,504      100,000   100,746    293,184        0     34,517    266,241        0     34,517     266,241
  45        215,445      100,000   100,000    464,388        0     28,568    442,274        0     28,568     442,274


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximum required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000   100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000   100,000    100,000    1,264      1,441      1,634      359        536         729
   4          4,073      100,000   100,000    100,000    1,733      2,031      2,368      693        991       1,328
   5          5,222      100,000   100,000    100,000    2,182      2,635      3,167    1,007      1,460       1,992
   6          6,428      100,000   100,000    100,000    2,613      3,254      4,036    1,303      1,944       2,726
   7          7,694      100,000   100,000    100,000    3,021      3,884      4,980    1,811      2,674       3,770
   8          9,024      100,000   100,000    100,000    3,407      4,527      6,009    2,287      3,407       4,889
   9         10,420      100,000   100,000    100,000    3,769      5,181      7,126    2,839      4,251       6,196
  10         11,886      100,000   100,000    100,000    4,116      5,858      8,362    3,576      5,318       7,822
  11         13,425      100,000   100,000    100,000    4,437      6,547      9,710    3,987      6,097       9,260
  12         15,042      100,000   100,000    100,000    4,729      7,245     11,184    4,414      6,930      10,869
  13         16,739      100,000   100,000    100,000    4,993      7,953     12,795    4,813      7,773      12,615
  14         18,521      100,000   100,000    100,000    5,226      8,670     14,560    5,226      8,670      14,560
  15         20,392      100,000   100,000    100,000    5,425      9,392     16,493    5,425      9,392      16,493
  16         22,356      100,000   100,000    100,000    5,589     10,120     18,613    5,589     10,120      18,613
  17         24,419      100,000   100,000    100,000    5,711     10,848     20,937    5,711     10,848      20,937
  18         26,585      100,000   100,000    100,000    5,785     11,568     23,486    5,785     11,568      23,486
  19         28,859      100,000   100,000    100,463    5,807     12,279     26,284    5,807     12,279      26,284
  20         31,247      100,000   100,000    101,818    5,766     12,971     29,351    5,766     12,971      29,351
  25         45,102      100,000   100,000    113,242    4,407     15,918     49,741    4,407     15,918      49,741
  30         62,785      100,000   100,000    136,411       88     16,986     82,360       88     16,986      82,360
  35         85,353      100,000   100,000    179,413        0     13,263    134,842        0     13,263     134,842
  40        149,286      100,000   100,000    249,271        0     18,334    222,328        0     18,334     222,328
  45        230,884      100,000   100,000    388,038        0          0    367,240        0          0     367,240


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000       323       356        390         0         0           0
   2          1,937      100,000   100,000    100,000       873       967      1,066       303       397         496
   3          2,979      100,000   100,000    100,000     1,406     1,596      1,803       701       891       1,098
   4          4,073      100,000   100,000    100,000     1,920     2,243      2,606     1,080     1,403       1,766
   5          5,222      100,000   100,000    100,000     2,415     2,906      3,481     1,740     2,231       2,806
   6          6,428      100,000   100,000    100,000     2,891     3,587      4,434     2,081     2,777       3,624
   7          7,694      100,000   100,000    100,000     3,343     4,282      5,472     2,533     3,472       4,662
   8          9,024      100,000   100,000    100,000     3,774     4,994      6,604     3,054     4,274       5,884
   9         10,420      100,000   100,000    100,000     4,179     5,719      7,837     3,549     5,089       7,207
  10         11,886      100,000   100,000    100,000     4,571     6,473      9,202     4,031     5,933       8,662
  11         13,425      100,000   100,000    100,000     4,982     7,292     10,747     4,532     6,842      10,297
  12         15,042      100,000   100,000    100,000     5,369     8,131     12,441     5,054     7,816      12,126
  13         16,739      100,000   100,000    100,000     5,729     8,991     14,303     5,549     8,811      14,123
  14         18,521      100,000   100,000    100,000     6,063     9,872     16,350     6,063     9,872      16,350
  15         20,392      100,000   100,000    100,000     6,367    10,773     18,602     6,367    10,773      18,602
  16         22,356      100,000   100,000    100,000     6,641    11,694     21,083     6,641    11,694      21,083
  17         24,419      100,000   100,000    100,000     6,875    12,628     23,811     6,875    12,628      23,811
  18         26,585      100,000   100,000    100,000     7,064    13,569     26,813     7,064    13,569      26,813
  19         28,859      100,000   100,000    100,000     7,201    14,515     30,119     7,201    14,515      30,119
  20         31,247      100,000   100,000    100,000     7,281    15,460     33,762     7,281    15,460      33,762
  25         45,102      100,000   100,000    113,707     6,602    20,007     58,518     6,602    20,007      58,518
  30         62,785      100,000   100,000    165,800     3,204    23,538     97,415     3,204    23,538      97,415
  35         85,353      100,000   100,000    236,943         0    23,973    156,542         0    23,973     156,542
  40        142,504      100,000   100,000    335,122    16,227    35,006    244,829    16,227    35,006     244,829
  45        215,445      100,000   100,000    472,183    31,005    50,394    373,977    31,005    50,394     373,977


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000       276       307        339         0         0           0
   2          1,937      100,000   100,000    100,000       778       866        959         8        96         189
   3          2,979      100,000   100,000    100,000     1,264     1,441      1,634       359       536         729
   4          4,073      100,000   100,000    100,000     1,733     2,031      2,368       693       991       1,328
   5          5,222      100,000   100,000    100,000     2,182     2,635      3,167     1,007     1,460       1,992
   6          6,428      100,000   100,000    100,000     2,613     3,254      4,036     1,303     1,944       2,726
   7          7,694      100,000   100,000    100,000     3,021     3,884      4,980     1,811     2,674       3,770
   8          9,024      100,000   100,000    100,000     3,407     4,527      6,009     2,287     3,407       4,889
   9         10,420      100,000   100,000    100,000     3,769     5,181      7,126     2,839     4,251       6,196
  10         11,886      100,000   100,000    100,000     4,116     5,858      8,362     3,576     5,318       7,822
  11         13,425      100,000   100,000    100,000     4,437     6,547      9,710     3,987     6,097       9,260
  12         15,042      100,000   100,000    100,000     4,729     7,245     11,184     4,414     6,930      10,869
  13         16,739      100,000   100,000    100,000     4,993     7,953     12,795     4,813     7,773      12,615
  14         18,521      100,000   100,000    100,000     5,226     8,670     14,560     5,226     8,670      14,560
  15         20,392      100,000   100,000    100,000     5,425     9,392     16,493     5,425     9,392      16,493
  16         22,356      100,000   100,000    100,000     5,589    10,120     18,613     5,589    10,120      18,613
  17         24,419      100,000   100,000    100,000     5,711    10,848     20,937     5,711    10,848      20,937
  18         26,585      100,000   100,000    100,000     5,785    11,568     23,486     5,785    11,568      23,486
  19         28,859      100,000   100,000    100,000     5,807    12,279     26,284     5,807    12,279      26,284
  20         31,247      100,000   100,000    100,000     5,766    12,971     29,356     5,766    12,971      29,356
  25         45,102      100,000   100,000    100,000     4,407    15,918     50,141     4,407    15,918      50,141
  30         62,785      100,000   100,000    141,847        88    16,986     83,341        88    16,986      83,341
  35         85,353      100,000   100,000    202,116         0    13,263    133,533         0    13,263     133,533
  40        149,286      100,000   100,000    283,727     6,763    26,332    207,282     6,763    26,332     207,282
  45        230,884      100,000   100,000    395,986    12,058    44,092    313,628    12,058    44,092     313,628


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 1: --LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES CURRENT
CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      323        356        390        0          0           0
   2          1,937      100,000   100,000    100,000      873        967      1,066      303        397         496
   3          2,979      100,000   100,000    100,000    1,406      1,596      1,803      701        891       1,098
   4          4,073      100,000   100,000    100,000    1,920      2,243      2,606    1,080      1,403       1,766
   5          5,222      100,000   100,000    100,000    2,415      2,906      3,481    1,740      2,231       2,806
   6          6,428      100,000   100,000    100,000    2,891      3,587      4,434    2,081      2,777       3,624
   7          7,694      100,000   100,000    100,000    3,343      4,282      5,472    2,533      3,472       4,662
   8          9,024      100,000   100,000    100,000    3,774      4,994      6,604    3,054      4,274       5,884
   9         10,420      100,000   100,000    100,000    4,179      5,719      7,837    3,549      5,089       7,207
  10         11,886      100,000   100,000    100,000    4,571      6,473      9,202    4,031      5,933       8,662
  11         13,425      100,000   100,000    100,000    4,982      7,292     10,747    4,532      6,842      10,297
  12         15,042      100,000   100,000    100,000    5,369      8,131     12,441    5,054      7,816      12,126
  13         16,739      100,000   100,000    100,000    5,729      8,991     14,303    5,549      8,811      14,123
  14         18,521      100,000   100,000    100,000    6,063      9,872     16,350    6,063      9,872      16,350
  15         20,392      100,000   100,000    100,000    6,367     10,773     18,602    6,367     10,773      18,602
  16         22,356      100,000   100,000    100,000    6,641     11,694     21,083    6,641     11,694      21,083
  17         24,419      100,000   100,000    100,000    6,875     12,628     23,811    6,875     12,628      23,811
  18         26,585      100,000   100,000    100,000    7,064     13,569     26,813    7,064     13,569      26,813
  19         28,859      100,000   100,000    100,000    7,201     14,515     30,119    7,201     14,515      30,119
  20         31,247      100,000   100,000    100,000    7,281     15,460     33,762    7,281     15,460      33,762
  25         45,102      100,000   100,000    100,000    6,602     20,007     58,691    6,602     20,007      58,691
  30         62,785      100,000   100,000    121,542    3,204     23,538    101,285    3,204     23,538     101,285
  35         85,353      100,000   100,000    197,338        0     23,973    171,598        0     23,973     171,598
  40        142,504      100,000   100,000    301,256        0     35,006    286,910        0     35,006     286,910
  45        215,445      100,000   100,000    502,783        0     29,472    478,841        0     29,472     478,841


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                   Account Value                 Surrender Value
                         ------------------------------  --------------------- --------  -----------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- --------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross   12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  ---------  ---------  --------  --------  - --------  --------  --------  -----------
   1            945      100,000    100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000    100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000    100,000    100,000    1,264      1,441      1,634      359        536         729
   4          4,073      100,000    100,000    100,000    1,733      2,031      2,368      693        991       1,328
   5          5,222      100,000    100,000    100,000    2,182      2,635      3,167    1,007      1,460       1,992
   6          6,428      100,000    100,000    100,000    2,613      3,254      4,036    1,303      1,944       2,726
   7          7,694      100,000    100,000    100,000    3,021      3,884      4,980    1,811      2,674       3,770
   8          9,024      100,000    100,000    100,000    3,407      4,527      6,009    2,287      3,407       4,889
   9         10,420      100,000    100,000    100,000    3,769      5,181      7,126    2,839      4,251       6,196
  10         11,886      100,000    100,000    100,000    4,107      5,846      8,344    3,567      5,306       7,804
  11         13,425      100,000    100,000    100,000    4,418      6,520      9,671    3,968      6,070       9,221
  12         15,042      100,000    100,000    100,000    4,700      7,200     11,114    4,385      6,885      10,799
  13         16,739      100,000    100,000    100,000    4,952      7,887     12,688    4,772      7,707      12,508
  14         18,521      100,000    100,000    100,000    5,172      8,579     14,406    5,172      8,579      14,406
  15         20,392      100,000    100,000    100,000    5,358      9,273     16,280    5,358      9,273      16,280
  16         22,356      100,000    100,000    100,000    5,507      9,968     18,327    5,507      9,968      18,327
  17         24,419      100,000    100,000    100,000    5,613     10,657     20,563    5,613     10,657      20,563
  18         26,585      100,000    100,000    100,000    5,671     11,335     23,003    5,671     11,335      23,003
  19         28,859      100,000    100,000    100,000    5,675     11,997     25,670    5,675     11,997      25,670
  20         31,247      100,000    100,000    100,000    5,617     12,633     28,584    5,617     12,633      28,584
  25         45,102      100,000    100,000    100,000    4,168     15,192     47,965    4,168     15,192      47,965
  30         62,785      100,000    100,000    100,000        0     15,626     79,940        0     15,626      79,940
  35         85,353      100,000    100,000    153,083        0     10,932    133,116        0     10,932     133,116
  40        150,406      100,000    100,000    229,191        0     14,560    218,277        0     14,560     218,277
  45        233,433      100,000    100,000    375,346        0          0    357,472        0          0     357,472


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      323        356        390        0          0           0
   2          1,937      100,000   100,000    100,000      873        967      1,066      303        397         496
   3          2,979      100,000   100,000    100,000    1,406      1,596      1,803      701        891       1,098
   4          4,073      100,000   100,000    100,000    1,920      2,243      2,606    1,080      1,403       1,766
   5          5,222      100,000   100,000    100,000    2,415      2,906      3,481    1,740      2,231       2,806
   6          6,428      100,000   100,000    100,000    2,891      3,587      4,434    2,081      2,777       3,624
   7          7,694      100,000   100,000    100,000    3,343      4,282      5,472    2,533      3,472       4,662
   8          9,024      100,000   100,000    100,000    3,774      4,994      6,604    3,054      4,274       5,884
   9         10,420      100,000   100,000    100,000    4,179      5,719      7,837    3,549      5,089       7,207
  10         11,886      100,000   100,000    100,000    4,571      6,473      9,202    4,031      5,933       8,662
  11         13,425      100,000   100,000    100,000    4,982      7,292     10,747    4,532      6,842      10,297
  12         15,042      100,000   100,000    100,000    5,369      8,131     12,441    5,054      7,816      12,126
  13         16,739      100,000   100,000    100,000    5,729      8,991     14,303    5,549      8,811      14,123
  14         18,521      100,000   100,000    100,000    6,063      9,872     16,350    6,063      9,872      16,350
  15         20,392      100,000   100,000    100,000    6,367     10,773     18,602    6,367     10,773      18,602
  16         22,356      100,000   100,000    100,216    6,641     11,694     21,083    6,641     11,694      21,083
  17         24,419      100,000   100,000    101,325    6,875     12,628     23,809    6,875     12,628      23,809
  18         26,585      100,000   100,000    102,665    7,064     13,569     26,802    7,064     13,569      26,802
  19         28,859      100,000   100,000    104,266    7,201     14,515     30,087    7,201     14,515      30,087
  20         31,247      100,000   100,000    106,159    7,281     15,460     33,693    7,281     15,460      33,693
  25         45,102      100,000   100,000    121,336    6,602     20,007     57,835    6,602     20,007      57,835
  30         62,785      100,000   100,000    150,904    3,204     23,538     96,853    3,204     23,538      96,853
  35         85,353      100,000   100,000    204,781        0     23,973    160,210        0     23,973     160,210
  40        142,504      100,000   100,746    293,184        0     34,517    266,241        0     34,517     266,241
  45        215,445      100,000   100,000    464,388        0     28,568    442,274        0     28,568     442,274


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximum required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000   100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000   100,000    100,000    1,264      1,441      1,634      359        536         729
   4          4,073      100,000   100,000    100,000    1,733      2,031      2,368      693        991       1,328
   5          5,222      100,000   100,000    100,000    2,182      2,635      3,167    1,007      1,460       1,992
   6          6,428      100,000   100,000    100,000    2,613      3,254      4,036    1,303      1,944       2,726
   7          7,694      100,000   100,000    100,000    3,021      3,884      4,980    1,811      2,674       3,770
   8          9,024      100,000   100,000    100,000    3,407      4,527      6,009    2,287      3,407       4,889
   9         10,420      100,000   100,000    100,000    3,769      5,181      7,126    2,839      4,251       6,196
  10         11,886      100,000   100,000    100,000    4,107      5,846      8,344    3,567      5,306       7,804
  11         13,425      100,000   100,000    100,000    4,418      6,520      9,671    3,968      6,070       9,221
  12         15,042      100,000   100,000    100,000    4,700      7,200     11,114    4,385      6,885      10,799
  13         16,739      100,000   100,000    100,000    4,952      7,887     12,688    4,772      7,707      12,508
  14         18,521      100,000   100,000    100,000    5,172      8,579     14,406    5,172      8,579      14,406
  15         20,392      100,000   100,000    100,000    5,358      9,273     16,280    5,358      9,273      16,280
  16         22,356      100,000   100,000    100,000    5,507      9,968     18,327    5,507      9,968      18,327
  17         24,419      100,000   100,000    100,000    5,613     10,657     20,563    5,613     10,657      20,563
  18         26,585      100,000   100,000    100,000    5,671     11,335     23,003    5,671     11,335      23,003
  19         28,859      100,000   100,000    100,000    5,675     11,997     25,670    5,675     11,997      25,670
  20         31,247      100,000   100,000    101,049    5,617     12,633     28,582    5,617     12,633      28,582
  25         45,102      100,000   100,000    111,157    4,168     15,192     47,656    4,168     15,192      47,656
  30         62,785      100,000   100,000    131,408        0     15,626     77,357        0     15,626      77,357
  35         85,353      100,000   100,000    168,465        0     10,932    123,894        0     10,932     123,894
  40        150,406      100,000   100,000    226,803        0     14,403    199,860        0     14,403     199,860
  45        233,433      100,000   100,000    343,701        0          0    322,902        0          0     322,902


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000       323       356        390         0         0           0
   2          1,937      100,000   100,000    100,000       873       967      1,066       303       397         496
   3          2,979      100,000   100,000    100,000     1,406     1,596      1,803       701       891       1,098
   4          4,073      100,000   100,000    100,000     1,920     2,243      2,606     1,080     1,403       1,766
   5          5,222      100,000   100,000    100,000     2,415     2,906      3,481     1,740     2,231       2,806
   6          6,428      100,000   100,000    100,000     2,891     3,587      4,434     2,081     2,777       3,624
   7          7,694      100,000   100,000    100,000     3,343     4,282      5,472     2,533     3,472       4,662
   8          9,024      100,000   100,000    100,000     3,774     4,994      6,604     3,054     4,274       5,884
   9         10,420      100,000   100,000    100,000     4,179     5,719      7,837     3,549     5,089       7,207
  10         11,886      100,000   100,000    100,000     4,571     6,473      9,202     4,031     5,933       8,662
  11         13,425      100,000   100,000    100,000     4,982     7,292     10,747     4,532     6,842      10,297
  12         15,042      100,000   100,000    100,000     5,369     8,131     12,441     5,054     7,816      12,126
  13         16,739      100,000   100,000    100,000     5,729     8,991     14,303     5,549     8,811      14,123
  14         18,521      100,000   100,000    100,000     6,063     9,872     16,350     6,063     9,872      16,350
  15         20,392      100,000   100,000    100,000     6,367    10,773     18,602     6,367    10,773      18,602
  16         22,356      100,000   100,000    100,000     6,641    11,694     21,083     6,641    11,694      21,083
  17         24,419      100,000   100,000    100,000     6,875    12,628     23,811     6,875    12,628      23,811
  18         26,585      100,000   100,000    100,000     7,064    13,569     26,813     7,064    13,569      26,813
  19         28,859      100,000   100,000    100,000     7,201    14,515     30,119     7,201    14,515      30,119
  20         31,247      100,000   100,000    100,000     7,281    15,460     33,762     7,281    15,460      33,762
  25         45,102      100,000   100,000    113,707     6,602    20,007     58,518     6,602    20,007      58,518
  30         62,785      100,000   100,000    165,800     3,204    23,538     97,415     3,204    23,538      97,415
  35         85,353      100,000   100,000    236,943         0    23,973    156,542         0    23,973     156,542
  40        142,504      100,000   100,000    335,122    16,227    35,006    244,829    16,227    35,006     244,829
  45        215,445      100,000   100,000    472,183    31,005    50,394    373,977    31,005    50,394     373,977


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000       276       307        339         0         0           0
   2          1,937      100,000   100,000    100,000       778       866        959         8        96         189
   3          2,979      100,000   100,000    100,000     1,264     1,441      1,634       359       536         729
   4          4,073      100,000   100,000    100,000     1,733     2,031      2,368       693       991       1,328
   5          5,222      100,000   100,000    100,000     2,182     2,635      3,167     1,007     1,460       1,992
   6          6,428      100,000   100,000    100,000     2,613     3,254      4,036     1,303     1,944       2,726
   7          7,694      100,000   100,000    100,000     3,021     3,884      4,980     1,811     2,674       3,770
   8          9,024      100,000   100,000    100,000     3,407     4,527      6,009     2,287     3,407       4,889
   9         10,420      100,000   100,000    100,000     3,769     5,181      7,126     2,839     4,251       6,196
  10         11,886      100,000   100,000    100,000     4,107     5,846      8,344     3,567     5,306       7,804
  11         13,425      100,000   100,000    100,000     4,418     6,520      9,671     3,968     6,070       9,221
  12         15,042      100,000   100,000    100,000     4,700     7,200     11,114     4,385     6,885      10,799
  13         16,739      100,000   100,000    100,000     4,952     7,887     12,688     4,772     7,707      12,508
  14         18,521      100,000   100,000    100,000     5,172     8,579     14,406     5,172     8,579      14,406
  15         20,392      100,000   100,000    100,000     5,358     9,273     16,280     5,358     9,273      16,280
  16         22,356      100,000   100,000    100,000     5,507     9,968     18,327     5,507     9,968      18,327
  17         24,419      100,000   100,000    100,000     5,613    10,657     20,563     5,613    10,657      20,563
  18         26,585      100,000   100,000    100,000     5,671    11,335     23,003     5,671    11,335      23,003
  19         28,859      100,000   100,000    100,000     5,675    11,997     25,670     5,675    11,997      25,670
  20         31,247      100,000   100,000    100,000     5,617    12,633     28,584     5,617    12,633      28,584
  25         45,102      100,000   100,000    100,000     4,168    15,192     47,965     4,168    15,192      47,965
  30         62,785      100,000   100,000    133,466         0    15,626     78,417         0    15,626      78,417
  35         85,353      100,000   100,000    186,862         0    10,932    123,455         0    10,932     123,455
  40        150,406      100,000   100,000    257,599     6,442    23,377    188,193     6,442    23,377     188,193
  45        233,433      100,000   100,000    352,995    11,276    39,390    279,578    11,276    39,390     279,578


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                                     FLEX-V1

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 76 TO 83 replace the illustration in the John Hancock Life Insurance Company ("JOHN HANCOCK") Flex V-2 Product Prospectus.
 The tables on pages 84 TO 91 replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Flex V-2 Product Prospectus.

  The assumptions used for the revised illustration are generally the same as those described in the Flex V-1 Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of
 .66%, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds that are available as investment
options.   In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Tables are provided for each of the three death benefit options. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.77%, 5.18% and 11.14%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Required Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the face amount and annual Required Premium amount requested.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,169      100,000   100,000     100,000      364       414          464
   2          2,396      100,000   100,000     100,000    1,010     1,154        1,304
   3          3,684      100,000   100,000     100,000    1,651     1,934        2,240
   4          5,037      100,000   100,000     100,000    2,285     2,753        3,280
   5          6,458      100,000   100,000     100,000    2,910     3,613        4,438
   6          7,949      100,000   100,000     100,000    3,558     4,551        5,763
   7          9,515      100,000   100,000     100,000    4,265     5,604        7,304
   8         11,160      100,000   100,000     100,000    5,022     6,766        9,067
   9         12,886      100,000   100,000     100,000    5,834     8,042       11,075
  10         14,699      100,000   100,000     100,000    6,630     9,366       13,276
  11         16,603      100,000   100,000     100,000    7,408    10,735       15,687
  12         18,602      100,000   100,000     100,000    8,168    12,153       18,331
  13         20,700      100,000   100,000     100,000    8,773    13,485       21,099
  14         22,904      100,000   100,000     100,000    9,356    14,865       24,148
  15         25,218      100,000   100,000     100,000    9,914    16,294       27,510
  16         27,647      100,000   100,000     101,910   10,446    17,775       31,214
  17         30,198      100,000   100,000     111,532   10,950    19,305       35,269
  18         32,877      100,000   100,000     121,644   11,424    20,888       39,706
  19         35,689      100,000   100,000     132,291   11,867    22,524       44,559
  20         38,643      100,000   100,000     143,502   12,278    24,217       49,864
  25         55,776      100,000   100,000     209,494   13,796    33,601       84,720
  30         77,644      100,000   100,000     296,548   14,137    44,736      138,496
  35        105,553      100,000   108,035     412,423   12,573    57,650      220,077
  40        141,173      100,000   119,415     567,541    7,999    72,006      342,222
  45        186,634      100,000   129,968     774,964        0    87,344      520,809
  50        244,655      100,000   139,909   1,053,024        0   103,284      777,369
  55        318,706      100,000   149,431   1,426,430        0   118,974    1,135,692




---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1            743      100,000   100,000    100,000         0        22          50
   2          1,524      100,000   100,000    100,000       275       351         431
   3          2,344      100,000   100,000    100,000       554       700         859
   4          3,204      100,000   100,000    100,000       831     1,068       1,338
   5          4,108      100,000   100,000    100,000     1,103     1,456       1,874
   6          5,057      100,000   100,000    100,000     1,403     1,901       2,511
   7          6,053      100,000   100,000    100,000     1,765     2,436       3,290
   8          7,099      100,000   100,000    100,000     2,182     3,055       4,211
   9          8,197      100,000   100,000    100,000     2,657     3,763       5,286
  10          9,350      100,000   100,000    100,000     3,121     4,490       6,452
  11         10,561      100,000   100,000    100,000     3,568     5,234       7,718
  12         11,833      100,000   100,000    100,000     4,003     5,996       9,094
  13         13,168      100,000   100,000    100,000     4,285     6,640      10,455
  14         14,570      100,000   100,000    100,000     4,547     7,298      11,946
  15         16,042      100,000   100,000    100,000     4,787     7,969      13,578
  16         17,587      100,000   100,000    100,000     5,005     8,652      15,366
  17         19,210      100,000   100,000    100,000     5,195     9,343      17,325
  18         20,914      100,000   100,000    100,000     5,357    10,043      19,471
  19         22,703      100,000   100,000    100,000     5,490    10,750      21,826
  20         24,581      100,000   100,000    100,000     5,591    11,462      24,411
  25         35,480      100,000   100,000    103,312     5,560    15,062      41,779
  30         49,391      100,000   100,000    147,727     4,296    18,440      68,993
  35         67,144      100,000   100,000    206,682       932    20,803     110,289
  40         89,803      100,000   100,000    285,469         0    20,877     172,135
  45        118,721      100,000   100,000    390,718         0    15,451     262,579
  50        181,776      100,000   100,000    528,397    12,596    24,214     390,076
  55        281,934      100,000   100,000    711,379    26,721    48,846     566,384




---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973.00 for a hypothetical gross investment return of 0%, $8,658 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,370      100,000   100,000    100,000       460       521         583
   2          2,809      100,000   100,000    100,000     1,184     1,360       1,544
   3          4,320      100,000   100,000    100,000     1,884     2,232       2,608
   4          5,906      100,000   100,000    100,000     2,561     3,136       3,785
   5          7,571      100,000   100,000    100,000     3,216     4,079       5,091
   6          9,320      100,000   100,000    100,000     3,901     5,115       6,597
   7         11,157      100,000   100,000    100,000     4,693     6,323       8,396
   8         13,085      100,000   100,000    100,000     5,569     7,682      10,479
   9         15,109      100,000   100,000    100,000     6,541     9,206      12,880
  10         17,235      100,000   100,000    100,000     7,469    10,756      15,478
  11         19,467      100,000   100,000    100,000     8,352    12,331      18,294
  12         21,810      100,000   100,000    100,000     9,204    13,949      21,368
  13         24,271      100,000   100,000    100,000     9,766    15,352      24,470
  14         26,855      100,000   100,000    100,000    10,286    16,789      27,880
  15         29,568      100,000   100,000    100,000    10,752    18,254      31,627
  16         32,417      100,000   100,000    100,000    11,167    19,748      35,750
  17         35,408      100,000   100,000    100,000    11,518    21,265      40,289
  18         38,548      100,000   100,000    100,000    11,807    22,806      45,297
  19         41,846      100,000   100,000    100,000    12,021    24,366      50,826
  20         45,309      100,000   100,000    106,634    12,163    25,947      56,902
  25         65,398      100,000   100,000    160,357    11,563    34,136      96,694
  30         91,038      100,000   100,000    233,694     7,048    41,974     157,052
  35        133,056      100,000   100,000    330,155    20,358    58,314     243,729
  40        193,680      100,000   108,193    464,660    45,514    86,141     369,952




---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,488 for a hypothetical gross investment return of 0%, $4,148 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          2,052      100,000   100,000    100,000     1,053     1,150       1,247
   2          4,206      100,000   100,000    100,000     2,363     2,647       2,944
   3          6,468      100,000   100,000    100,000     3,643     4,209       4,822
   4          8,843      100,000   100,000    100,000     4,893     5,837       6,900
   5         11,337      100,000   100,000    100,000     6,114     7,537       9,205
   6         13,955      100,000   100,000    100,000     7,360     9,369      11,818
   7         16,705      100,000   100,000    100,000     8,707    11,412      14,843
   8         19,592      100,000   100,000    100,000    10,133    13,647      18,287
   9         22,623      100,000   100,000    100,000    11,652    16,093      22,198
  10         25,806      100,000   100,000    100,000    13,122    18,611      26,474
  11         29,148      100,000   100,000    100,000    14,544    21,208      31,156
  12         32,657      100,000   100,000    100,000    15,932    23,899      36,304
  13         36,342      100,000   100,000    100,000    17,028    26,434      41,713
  14         40,211      100,000   100,000    104,978    18,080    29,066      47,676
  15         44,273      100,000   100,000    116,060    19,079    31,793      54,203
  16         48,538      100,000   100,000    127,793    20,026    34,624      61,348
  17         53,017      100,000   100,000    140,217    20,913    37,557      69,158
  18         57,719      100,000   100,000    153,386    21,740    40,602      77,695
  19         62,657      100,000   100,000    167,337    22,499    43,762      87,019
  20         67,841      100,000   100,000    182,157    23,191    47,048      97,202
  25         97,922      100,000   108,623    271,781    25,501    65,499     163,881
  30        136,313      100,000   128,684    394,313    24,582    86,481     264,995
  35        185,310      100,000   149,287    566,051    19,076   110,208     417,873
  40        247,845      100,000   171,543    811,796     4,562   136,579     646,334




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,169      100,000   100,000     100,000      340       389          439
   2          2,396      100,000   100,000     100,000      963     1,104        1,251
   3          3,684      100,000   100,000     100,000    1,581     1,856        2,156
   4          5,037      100,000   100,000     100,000    2,192     2,647        3,161
   5          6,458      100,000   100,000     100,000    2,793     3,477        4,281
   6          7,949      100,000   100,000     100,000    3,420     4,385        5,564
   7          9,515      100,000   100,000     100,000    4,104     5,405        7,058
   8         11,160      100,000   100,000     100,000    4,839     6,533        8,770
   9         12,886      100,000   100,000     100,000    5,629     7,774       10,721
  10         14,699      100,000   100,000     100,000    6,404     9,060       12,859
  11         16,603      100,000   100,000     100,000    7,160    10,389       15,199
  12         18,602      100,000   100,000     100,000    7,898    11,765       17,765
  13         20,700      100,000   100,000     100,000    8,480    13,051       20,443
  14         22,904      100,000   100,000     100,000    9,038    14,383       23,394
  15         25,218      100,000   100,000     100,000    9,573    15,761       26,647
  16         27,647      100,000   100,000     100,000   10,080    17,185       30,231
  17         30,198      100,000   100,000     108,029   10,558    18,657       34,162
  18         32,877      100,000   100,000     117,831   11,007    20,179       38,462
  19         35,689      100,000   100,000     128,146   11,424    21,750       43,163
  20         38,643      100,000   100,000     139,011   11,810    23,374       48,303
  25         55,776      100,000   100,000     202,893   13,191    32,348       82,050
  30         77,644      100,000   100,000     287,031   13,370    42,919      134,052
  35        105,553      100,000   103,540     398,833   11,597    55,251      212,824
  40        141,173      100,000   114,434     548,172    6,710    69,002      330,543
  45        186,634      100,000   124,620     748,276        0    83,750      502,874
  50        244,655      100,000   134,261   1,016,841        0    99,115      750,658
  55        318,706      100,000   143,495   1,377,491        0   114,247    1,096,728




---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1            743      100,000   100,000    100,000         0         0          24
   2          1,524      100,000   100,000    100,000       227       301         378
   3          2,344      100,000   100,000    100,000       484       623         775
   4          3,204      100,000   100,000    100,000       738       963       1,219
   5          4,108      100,000   100,000    100,000       987     1,321       1,717
   6          5,057      100,000   100,000    100,000     1,264     1,734       2,312
   7          6,053      100,000   100,000    100,000     1,604     2,237       3,044
   8          7,099      100,000   100,000    100,000     1,999     2,822       3,914
   9          8,197      100,000   100,000    100,000     2,453     3,494       4,931
  10          9,350      100,000   100,000    100,000     2,894     4,184       6,035
  11         10,561      100,000   100,000    100,000     3,321     4,889       7,230
  12         11,833      100,000   100,000    100,000     3,733     5,609       8,528
  13         13,168      100,000   100,000    100,000     3,991     6,206       9,799
  14         14,570      100,000   100,000    100,000     4,230     6,815      11,191
  15         16,042      100,000   100,000    100,000     4,446     7,434      12,713
  16         17,587      100,000   100,000    100,000     4,637     8,061      14,377
  17         19,210      100,000   100,000    100,000     4,802     8,693      16,197
  18         20,914      100,000   100,000    100,000     4,939     9,331      18,191
  19         22,703      100,000   100,000    100,000     5,045     9,971      20,375
  20         24,581      100,000   100,000    100,000     5,121    10,615      22,771
  25         35,480      100,000   100,000    100,000     4,950    13,794      38,823
  30         49,391      100,000   100,000    137,384     3,518    16,586      64,162
  35         67,144      100,000   100,000    192,206         0    18,095     102,564
  40         89,803      100,000   100,000    265,292         0    16,840     159,969
  45        118,721      100,000   100,000    363,109         0     9,339     244,025
  50        184,937      100,000   100,000    490,744    12,519    17,531     362,279
  55        291,510      100,000   100,000    660,458    26,469    42,807     525,842




---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,608 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          2,052      100,000   100,000    100,000       896       988       1,080
   2          4,206      100,000   100,000    100,000     2,040     2,305       2,582
   3          6,468      100,000   100,000    100,000     3,145     3,667       4,232
   4          8,843      100,000   100,000    100,000     4,209     5,071       6,045
   5         11,337      100,000   100,000    100,000     5,231     6,523       8,043
   6         13,955      100,000   100,000    100,000     6,273     8,090      10,312
   7         16,705      100,000   100,000    100,000     7,402     9,838      12,941
   8         19,592      100,000   100,000    100,000     8,602    11,756      15,941
   9         22,623      100,000   100,000    100,000     9,887    13,860      19,354
  10         25,806      100,000   100,000    100,000    11,122    16,019      23,081
  11         29,148      100,000   100,000    100,000    12,306    18,235      27,157
  12         32,657      100,000   100,000    100,000    13,432    20,507      31,618
  13         36,342      100,000   100,000    100,000    14,249    22,585      36,261
  14         40,211      100,000   100,000    100,000    14,997    24,716      41,383
  15         44,273      100,000   100,000    100,709    15,670    26,900      47,034
  16         48,538      100,000   100,000    110,814    16,265    29,138      53,197
  17         53,017      100,000   100,000    121,436    16,775    31,431      59,895
  18         57,719      100,000   100,000    132,615    17,199    33,786      67,174
  19         62,657      100,000   100,000    144,381    17,532    36,206      75,081
  20         67,841      100,000   100,000    156,791    17,768    38,695      83,667
  25         97,922      100,000   100,000    229,885    17,034    52,259     138,619
  30        136,313      100,000   101,534    326,360    11,354    68,236     219,328
  35        185,310      100,000   116,276    454,680         0    85,838     335,656
  40        247,845      100,000   130,272    626,113         0   103,720     498,498




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable is the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,370      100,000   100,000    100,000       302       358         415
   2          2,809      100,000   100,000    100,000       859     1,015       1,179
   3          4,320      100,000   100,000    100,000     1,381     1,683       2,012
   4          5,906      100,000   100,000    100,000     1,868     2,359       2,916
   5          7,571      100,000   100,000    100,000     2,318     3,046       3,906
   6          9,320      100,000   100,000    100,000     2,792     3,807       5,055
   7         11,157      100,000   100,000    100,000     3,357     4,708       6,439
   8         13,085      100,000   100,000    100,000     3,996     5,733       8,053
   9         15,109      100,000   100,000    100,000     4,721     6,895       9,923
  10         17,235      100,000   100,000    100,000     5,400     8,060      11,930
  11         19,467      100,000   100,000    100,000     6,028     9,226      14,088
  12         21,810      100,000   100,000    100,000     6,598    10,386      16,407
  13         24,271      100,000   100,000    100,000     6,858    11,286      18,654
  14         26,855      100,000   100,000    100,000     7,046    12,167      21,092
  15         29,568      100,000   100,000    100,000     7,155    13,019      23,740
  16         32,417      100,000   100,000    100,000     7,179    13,838      26,620
  17         35,408      100,000   100,000    100,000     7,110    14,615      29,761
  18         38,548      100,000   100,000    100,000     6,947    15,347      33,195
  19         41,846      100,000   100,000    100,000     6,681    16,026      36,961
  20         45,309      100,000   100,000    100,000     6,304    16,643      41,102
  25         65,398      100,000   100,000    114,493     2,168    18,212      69,038
  30         91,038      100,000   100,000    164,967         0    14,843     110,865
  35        147,723      100,000   100,000    225,382    12,519    24,566     166,382
  40        238,108      100,000   100,000    302,880    26,469    48,896     241,146




---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,568 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,169      100,000   100,000     100,000      369       420          471
   2          2,396      100,000   100,000     100,000    1,021     1,166        1,317
   3          3,684      100,000   100,000     100,000    1,668     1,952        2,261
   4          5,037      100,000   100,000     100,000    2,307     2,778        3,309
   5          6,458      100,000   100,000     100,000    2,936     3,644        4,476
   6          7,949      100,000   100,000     100,000    3,555     4,555        5,776
   7          9,515      100,000   100,000     100,000    4,160     5,509        7,221
   8         11,160      100,000   100,000     100,000    4,788     6,545        8,863
   9         12,886      100,000   100,000     100,000    5,399     7,624       10,680
  10         14,699      100,000   100,000     100,000    6,066     8,822       12,761
  11         16,603      100,000   100,000     100,000    6,834    10,186       15,175
  12         18,602      100,000   100,000     100,000    7,656    11,670       17,895
  13         20,700      100,000   100,000     100,000    8,457    13,204       20,874
  14         22,904      100,000   100,000     100,000    9,236    14,786       24,138
  15         25,218      100,000   100,000     100,000    9,989    16,418       27,716
  16         27,647      100,000   100,000     102,672   10,527    17,910       31,447
  17         30,198      100,000   100,000     112,361   11,035    19,452       35,531
  18         32,877      100,000   100,000     122,543   11,514    21,048       40,000
  19         35,689      100,000   100,000     133,264   11,962    22,699       44,887
  20         38,643      100,000   100,000     144,553   12,377    24,405       50,229
  25         55,776      100,000   100,000     211,006   13,917    33,876       85,331
  30         77,644      100,000   100,000     298,669   14,282    45,126      139,487
  35        105,553      100,000   108,958     415,358   12,746    58,142      221,643
  40        141,173      100,000   120,412     571,567    8,204    72,607      344,650
  45        186,634      100,000   131,034     780,450        0    88,061      524,496
  50        244,655      100,000   141,040   1,060,468        0   104,119      782,865
  55        318,706      100,000   150,626   1,436,505        0   119,925    1,143,714




---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1            743      100,000   100,000    100,000         0        25          54
   2          1,524      100,000   100,000    100,000       281       358         439
   3          2,344      100,000   100,000    100,000       565       712         872
   4          3,204      100,000   100,000    100,000       845     1,084       1,356
   5          4,108      100,000   100,000    100,000     1,120     1,477       1,898
   6          5,057      100,000   100,000    100,000     1,388     1,890       2,506
   7          6,053      100,000   100,000    100,000     1,647     2,324       3,186
   8          7,099      100,000   100,000    100,000     1,933     2,814       3,980
   9          8,197      100,000   100,000    100,000     2,206     3,322       4,859
  10          9,350      100,000   100,000    100,000     2,538     3,920       5,901
  11         10,561      100,000   100,000    100,000     2,975     4,655       7,163
  12         11,833      100,000   100,000    100,000     3,468     5,481       8,608
  13         13,168      100,000   100,000    100,000     3,945     6,322      10,173
  14         14,570      100,000   100,000    100,000     4,402     7,178      11,870
  15         16,042      100,000   100,000    100,000     4,836     8,047      13,709
  16         17,587      100,000   100,000    100,000     5,056     8,737      15,516
  17         19,210      100,000   100,000    100,000     5,249     9,437      17,494
  18         20,914      100,000   100,000    100,000     5,414    10,145      19,663
  19         22,703      100,000   100,000    100,000     5,550    10,861      22,042
  20         24,581      100,000   100,000    100,000     5,654    11,582      24,655
  25         35,480      100,000   100,000    104,379     5,638    15,237      42,211
  30         49,391      100,000   100,000    149,219     4,389    18,688      69,689
  35         67,144      100,000   100,000    208,742     1,041    21,153     111,389
  40         89,803      100,000   100,000    288,291         0    21,380     173,837
  45        118,721      100,000   100,000    394,560         0    16,207     265,161
  50        181,385      100,000   100,000    533,590    12,758    25,187     393,910
  55        280,751      100,000   100,000    718,377    27,259    50,163     571,956




---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,541 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          2,052      100,000   100,000    100,000     1,063     1,160       1,258
   2          4,206      100,000   100,000    100,000     2,382     2,668       2,967
   3          6,468      100,000   100,000    100,000     3,671     4,241       4,858
   4          8,843      100,000   100,000    100,000     4,931     5,880       6,950
   5         11,337      100,000   100,000    100,000     6,161     7,594       9,272
   6         13,955      100,000   100,000    100,000     7,351     9,373      11,837
   7         16,705      100,000   100,000    100,000     8,512    11,234      14,686
   8         19,592      100,000   100,000    100,000     9,699    13,235      17,905
   9         22,623      100,000   100,000    100,000    10,847    15,317      21,462
  10         25,806      100,000   100,000    100,000    12,078    17,603      25,517
  11         29,148      100,000   100,000    100,000    13,483    20,190      30,204
  12         32,657      100,000   100,000    100,000    14,985    23,004      35,489
  13         36,342      100,000   100,000    100,000    16,442    25,910      41,289
  14         40,211      100,000   100,000    105,680    17,855    28,913      47,643
  15         44,273      100,000   100,000    116,832    19,215    32,013      54,564
  16         48,538      100,000   100,000    128,639    20,170    34,865      61,754
  17         53,017      100,000   100,000    141,142    21,066    37,822      69,614
  18         57,719      100,000   100,000    154,394    21,902    40,891      78,206
  19         62,657      100,000   100,000    168,434    22,669    44,077      87,589
  20         67,841      100,000   100,000    183,347    23,370    47,391      97,837
  25         97,922      100,000   109,419    273,541    25,728    65,979     164,942
  30        136,313      100,000   129,603    396,852    24,867    87,099     266,702
  35        185,310      100,000   150,335    569,684    19,441   110,981     420,555
  40        247,845      100,000   172,732    816,995     5,057   137,525     650,474




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,370      100,000   100,000    100,000       466       528         590
   2          2,809      100,000   100,000    100,000     1,196     1,374       1,560
   3          4,320      100,000   100,000    100,000     1,903     2,253       2,632
   4          5,906      100,000   100,000    100,000     2,587     3,165       3,819
   5          7,571      100,000   100,000    100,000     3,248     4,116       5,136
   6          9,320      100,000   100,000    100,000     3,873     5,095       6,589
   7         11,157      100,000   100,000    100,000     4,476     6,118       8,205
   8         13,085      100,000   100,000    100,000     5,109     7,238      10,055
   9         15,109      100,000   100,000    100,000     5,709     8,394      12,094
  10         17,235      100,000   100,000    100,000     6,395     9,705      14,462
  11         19,467      100,000   100,000    100,000     7,258    11,266      17,272
  12         21,810      100,000   100,000    100,000     8,220    13,000      20,473
  13         24,271      100,000   100,000    100,000     9,140    14,767      23,952
  14         26,855      100,000   100,000    100,000    10,018    16,570      27,743
  15         29,568      100,000   100,000    100,000    10,843    18,401      31,873
  16         32,417      100,000   100,000    100,000    11,263    19,909      36,031
  17         35,408      100,000   100,000    100,000    11,620    21,442      40,609
  18         38,548      100,000   100,000    100,000    11,914    22,999      45,660
  19         41,846      100,000   100,000    100,000    12,135    24,576      51,237
  20         45,309      100,000   100,000    107,491    12,282    26,176      57,359
  25         65,398      100,000   100,000    161,618    11,714    34,479      97,454
  30         91,038      100,000   100,000    235,509     7,238    42,490     158,272
  35        132,791      100,000   100,000    332,717    20,650    58,901     245,620
  40        192,878      100,000   108,820    468,270    45,991    86,640     372,826




---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,461 for a hypothetical gross investment return of 0%, $4,068 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,169      100,000   100,000     100,000      345       395          445
   2          2,396      100,000   100,000     100,000      974     1,116        1,264
   3          3,684      100,000   100,000     100,000    1,597     1,874        2,176
   4          5,037      100,000   100,000     100,000    2,213     2,672        3,190
   5          6,458      100,000   100,000     100,000    2,820     3,509        4,319
   6          7,949      100,000   100,000     100,000    3,416     4,389        5,577
   7          9,515      100,000   100,000     100,000    3,999     5,311        6,976
   8         11,160      100,000   100,000     100,000    4,605     6,312        8,566
   9         12,886      100,000   100,000     100,000    5,195     7,356       10,326
  10         14,699      100,000   100,000     100,000    5,840     8,516       12,344
  11         16,603      100,000   100,000     100,000    6,587     9,841       14,687
  12         18,602      100,000   100,000     100,000    7,387    11,283       17,329
  13         20,700      100,000   100,000     100,000    8,164    12,770       20,219
  14         22,904      100,000   100,000     100,000    8,919    14,303       23,384
  15         25,218      100,000   100,000     100,000    9,649    15,884       26,853
  16         27,647      100,000   100,000     100,000   10,160    17,321       30,465
  17         30,198      100,000   100,000     108,860   10,643    18,805       34,424
  18         32,877      100,000   100,000     118,733   11,097    20,339       38,756
  19         35,689      100,000   100,000     129,122   11,519    21,924       43,491
  20         38,643      100,000   100,000     140,065   11,909    23,563       48,669
  25         55,776      100,000   100,000     204,407   13,313    32,623       82,662
  30         77,644      100,000   100,000     289,154   13,516    43,309      135,043
  35        105,553      100,000   104,501     401,767   11,770    55,764      214,390
  40        141,173      100,000   115,469     552,192    6,916    69,627      332,967
  45        186,634      100,000   125,725     753,751        0    84,493      506,553
  50        244,655      100,000   135,433   1,024,271        0    99,980      756,143
  55        318,706      100,000   144,730   1,387,546        0   115,231    1,104,734




---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1            743      100,000   100,000    100,000         0         1          28
   2          1,524      100,000   100,000    100,000       234       308         386
   3          2,344      100,000   100,000    100,000       494       634         788
   4          3,204      100,000   100,000    100,000       751       979       1,237
   5          4,108      100,000   100,000    100,000     1,004     1,341       1,741
   6          5,057      100,000   100,000    100,000     1,249     1,724       2,307
   7          6,053      100,000   100,000    100,000     1,486     2,125       2,941
   8          7,099      100,000   100,000    100,000     1,750     2,581       3,683
   9          8,197      100,000   100,000    100,000     2,001     3,053       4,504
  10          9,350      100,000   100,000    100,000     2,312     3,614       5,483
  11         10,561      100,000   100,000    100,000     2,727     4,310       6,675
  12         11,833      100,000   100,000    100,000     3,199     5,093       8,041
  13         13,168      100,000   100,000    100,000     3,651     5,888       9,517
  14         14,570      100,000   100,000    100,000     4,084     6,695      11,115
  15         16,042      100,000   100,000    100,000     4,494     7,513      12,844
  16         17,587      100,000   100,000    100,000     4,689     8,147      14,526
  17         19,210      100,000   100,000    100,000     4,856     8,787      16,367
  18         20,914      100,000   100,000    100,000     4,996     9,433      18,383
  19         22,703      100,000   100,000    100,000     5,105    10,082      20,591
  20         24,581      100,000   100,000    100,000     5,184    10,735      23,015
  25         35,480      100,000   100,000    100,000     5,028    13,969      39,260
  30         49,391      100,000   100,000    138,898     3,611    16,834      64,869
  35         67,144      100,000   100,000    194,294        41    18,446     103,679
  40         89,803      100,000   100,000    268,148         0    17,345     161,691
  45        118,721      100,000   100,000    366,995         0    10,098     246,637
  50        184,543      100,000   100,000    495,997    12,681    18,526     366,158
  55        290,317      100,000   100,000    667,537    27,007    44,196     531,478




---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,490 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          2,052      100,000   100,000    100,000       906       998       1,091
   2          4,206      100,000   100,000    100,000     2,060     2,326       2,605
   3          6,468      100,000   100,000    100,000     3,174     3,699       4,268
   4          8,843      100,000   100,000    100,000     4,247     5,115       6,096
   5         11,337      100,000   100,000    100,000     5,278     6,580       8,110
   6         13,955      100,000   100,000    100,000     6,265     8,094      10,332
   7         16,705      100,000   100,000    100,000     7,207     9,661      12,785
   8         19,592      100,000   100,000    100,000     8,168    11,345      15,560
   9         22,623      100,000   100,000    100,000     9,083    13,086      18,620
  10         25,806      100,000   100,000    100,000    10,079    15,013      22,127
  11         29,148      100,000   100,000    100,000    11,246    17,221      26,208
  12         32,657      100,000   100,000    100,000    12,486    19,614      30,808
  13         36,342      100,000   100,000    100,000    13,664    22,064      35,842
  14         40,211      100,000   100,000    100,000    14,774    24,568      41,360
  15         44,273      100,000   100,000    101,512    15,809    27,125      47,409
  16         48,538      100,000   100,000    111,689    16,413    29,387      53,617
  17         53,017      100,000   100,000    122,387    16,932    31,705      60,363
  18         57,719      100,000   100,000    133,645    17,366    34,086      67,696
  19         62,657      100,000   100,000    145,496    17,709    36,534      75,661
  20         67,841      100,000   100,000    157,995    17,954    39,053      84,309
  25         97,922      100,000   100,000    231,613    17,276    52,812     139,661
  30        136,313      100,000   102,727    328,785    11,669    69,037     220,957
  35        185,310      100,000   117,568    458,033         0    86,792     338,132
  40        247,845      100,000   131,658    630,709         0   104,823     502,157




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,370      100,000   100,000    100,000       308       365         422
   2          2,809      100,000   100,000    100,000       871     1,029       1,194
   3          4,320      100,000   100,000    100,000     1,401     1,705       2,036
   4          5,906      100,000   100,000    100,000     1,893     2,388       2,950
   5          7,571      100,000   100,000    100,000     2,349     3,084       3,951
   6          9,320      100,000   100,000    100,000     2,765     3,788       5,047
   7         11,157      100,000   100,000    100,000     3,140     4,502       6,248
   8         13,085      100,000   100,000    100,000     3,537     5,289       7,629
   9         15,109      100,000   100,000    100,000     3,890     6,083       9,138
  10         17,235      100,000   100,000    100,000     4,326     7,011      10,916
  11         19,467      100,000   100,000    100,000     4,935     8,163      13,068
  12         21,810      100,000   100,000    100,000     5,615     9,439      15,514
  13         24,271      100,000   100,000    100,000     6,233    10,704      18,140
  14         26,855      100,000   100,000    100,000     6,780    11,951      20,960
  15         29,568      100,000   100,000    100,000     7,247    13,170      23,992
  16         32,417      100,000   100,000    100,000     7,277    14,004      26,910
  17         35,408      100,000   100,000    100,000     7,215    14,797      30,091
  18         38,548      100,000   100,000    100,000     7,058    15,547      33,572
  19         41,846      100,000   100,000    100,000     6,799    16,245      37,391
  20         45,309      100,000   100,000    100,000     6,428    16,882      41,591
  25         65,398      100,000   100,000    115,923     2,329    18,582      69,901
  30         91,038      100,000   100,000    166,958         0    15,424     112,203
  35        147,419      100,000   100,000    228,092    12,681    25,357     168,383
  40        237,186      100,000   100,000    306,532    27,007    50,053     244,054




---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,477 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       SUPPLEMENT DATED NOVEMBER 1, 2000

                                       TO

                            VARIABLE LIFE INSURANCE

                      PROSPECTUSES DATED NOVEMBER 1, 2000

This Supplement is intended to be distributed with prospectuses dated November 1, 2000 for certain VARIABLE LIFE INSURANCE POLICIES ISSUED ON OR BEFORE MAY 1, 2000 by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, or Investors Partner Life Insurance Company. The variable life insurance policies involved bear the title "Variable Estate Protection", "Variable Estate Protection II", "Majestic Variable Estate Protection", "Majestic Variable Estate Protection 98", "Medallion Variable Life", "Medallion Executive Variable Life", "Medallion Executive Variable Life II", "Medallion Executive Variable Life III", "Majestic Variable Universal Life", "Majestic Variable Universal Life 98", "Variable Master Plan Plus", "Investors Partner Variable Life", "Flex V-1" or "Flex V-2".

                            ------------------------

                            GUIDE TO THIS SUPPLEMENT
                            ------------------------

 .    Your policy enables you to invest in the INTERNATIONAL OPPORTUNITIES II
     VARIABLE INVESTMENT OPTION. This variable investment option is subject to all the terms and conditions of the policies and the procedures described in the Product Prospectuses. Prior to June, 2000, this variable investment option was known as the "Global Equity" variable investment option. We may modify or delete this investment option in the future.

 .    If you select the International Opportunities II variable investment option, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I. The International Opportunities II Fund is managed by T. Rowe Price International, Inc.

 .    Page 2 of this Supplement amends the fund expense table in each of the
     Product Prospectuses that follows the question "What charges will the Trust[s] deduct from my investment in the policy?"

 .    Pages 3, 4 and 5 of the Supplement amend the John Hancock Variable Series
     Trust I prospectus and describe the Goal and Strategy, Subadviser, Past Performance, Main Risks, Financial Highlights, and Expenses, Dividends and Taxes of the International Opportunities II Fund.

                               ANNUAL FUND EXPENSES

     The following figures for the International Opportunities II fund are based on historical and current fund expenses, as a percentage (rounded to two decimal places) of the fund's average daily net assets for 1999. Shareholders of the International Opportunities II fund have approved a new management fee schedule, effective November 1, 2000, and the "investment management fee" percentage is calculated as if the new fee schedule had been in effect for all of 1999. The percentage for "other operating expenses" is based on the allocation methodology and expense reimbursement policy adopted by the John Hancock Variable Series Trust I on April 23, 1999, and is calculated as if that allocation methodology and expense reimbursement policy had been in effect for all of 1999. Under the expense reimbursement policy, John Hancock Life Insurance Company voluntarily reimburses the International Opportunities II fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets.

                                       Investment  Distribution and  Other Operating  Total Fund   Other Operating
                                       Management      Service        Expenses With   Operating    Expenses Absent
Fund Name                                  Fee       (12b-1) Fees     Reimbursement    Expenses     Reimbursement
---------                              ----------  ----------------  ---------------  ----------   ---------------
JOHN HANCOCK VARIABLE SERIES TRUST I:
International Opportunities II .......     1.00%           N/A              0.10%         1.10%         0.50%

International Opportunities II Fund
(Formerly Global Equity Fund)

GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located throughout the world, including developed, newly industrialized, and emerging countries.

The manager determines the distribution among countries and regions by using a combination of fundamental research and economic analysis, emphasizing:

 . prospects for relative economic growth between foreign countries;

 . expected levels of inflation;

 . government policies influencing business conditions; and

 . outlook for currency relationships.
The manager selects stocks that have growth characteristics such as:

 . leading market position or technological leadership;

 . high return on invested capital;

 . healthy balance sheets with relatively low debt;

 . strong competitive advantage;

 . strength of management; and

 . earnings growth and cash flow sufficient to support growing dividends.

The Fund invests:

 . in at least 3 different countries other than the U.S., and

 . no more than 20% of its assets in emerging market stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.
The Fund normally invests in 150 to 250 stocks in 15 to 20 countries, with at least 65% of its assets in securities of non-U.S. entities. The Fund normally has 10% or less of its assets in cash and cashequivalents.

The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1979
Managed approximately $42 billion in assets at the end of 1999
Managing Fund since June 13, 2000

FUND MANAGERS
Management by Investment Advisory Group overseen by:

David J. L. Warren
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1983
Began career in 1981

John R. Ford
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1982
Began career in 1980

James B. M. Seddon
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1987
Began career in 1987

Mark Bickford-Smith
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1995
Began career in 1985
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years



                                    [GRAPH]

                                1999    24.19%

Best quarter: up 15.94%, fourth quarter 1999 Worst quarter: down 12.39%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        24.19% 25.34%
Life of fund  13.48% 19.92%

Index:MSCI World Index

(1)Began operations on May 1, 1998.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

--------------------------------------------------------------------------------
International Opportunities II Fund (Formerly Global Equity
 Fund) -- Period ended December 31;                           1998**      1999
--------------------------------------------------------------------------------

Net asset value, beginning of period                         $ 10.00   $  9.87
Income from investment operations:
 Net investment income (loss)                                   0.07      0.10
 Net realized and unrealized gain (loss) on investments*       (0.13)     2.27
 Total from investment operations                              (0.06)     2.37
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.07)    (0.07)
 Distributions from net realized gain on investments sold        --        --
 Distributions in excess of income, capital paid in & gains      --      (0.04)
 Total distributions                                           (0.07)    (0.11)
Net asset value, end of period                               $  9.87   $ 12.13
Total investment return                                        (0.55)%   24.19%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $15,281   $22,311
Ratio of expenses to average net assets (%)***                  1.15%     1.04%
Ratio of net investment income (loss) to average net assets
 (%)                                                            1.11%     0.96%
Turnover rate (%)                                              33.17%    49.51%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.47% and 1.26% for the years ended December 31, 1998, and 1999, respectively.

 .    The table entitled "FUNDS' EXPENSES" in the prospectus for the John Hancock
     Variable Series Trust I dated November 1, 20000 is supplemented with the following information:

     The advisory fee paid by the International Opportunities II fund to the adviser in 1999 was 0.90% of the fund's net assets. The International Opportunities II fund was formerly the "Global Equity" fund.

 .    The section entitled "DIVIDENDS AND TAXES" in the prospectus for the John
     Hancock Variable Series Trust I dated November 1, 20000 is supplemented with the following information:

     The International Opportunities II fund reinvests and declares its dividends and distributions in the manner described in this section.